UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Conservative
Income Bond Fund

May 31, 2014

1.924094.103

FCV-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 2.3%
Daimler Finance North America LLC:
0.8294% 1/9/15 (b)(c)	$ 35,000,000	$ 35,106,015
0.9054% 8/1/16 (b)(c)	7,540,000	7,608,463
1.65% 4/10/15 (b)	5,000,000	5,053,650
Volkswagen Group of America Finance LLC 0.5974% 5/23/17 (b)(c)	10,000,000	10,011,620
Volkswagen International Finance NV 0.8286% 11/20/14 (b)(c)	30,000,000	30,077,610
		87,857,358
CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	11,035,000	11,279,315
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Enbridge, Inc. 0.6776% 6/2/17 (c)	6,758,000	6,753,999
Schlumberger Investment SA 0.7844% 9/12/14 (b)(c)	7,500,000	7,510,643
Total Capital Canada Ltd. 0.6065% 1/15/16 (c)	15,000,000	15,083,415
TransCanada PipeLines Ltd. 0.9136% 6/30/16 (c)	13,084,000	13,192,270
		42,540,327
FINANCIALS - 37.5%
Banks - 29.2%
ABN AMRO Bank N.V. Amsterdam BRH 0.6416% 6/6/16 (b)(c)	20,000,000	20,000,000
ABN AMRO Bank NV 1.375% 1/22/16 (b)	19,730,000	19,911,674
Bank of America Corp.:
0.4871% 10/14/16 (c)	24,735,000	24,614,590
1.0536% 3/22/16 (c)	31,550,000	31,765,171
1.25% 1/11/16	7,419,000	7,476,290
1.5% 10/9/15	10,850,000	10,962,612
1.7776% 7/11/14 (c)	3,683,000	3,687,961
4.75% 8/1/15	5,410,000	5,665,882
5.375% 6/15/14	25,000,000	25,036,800
Bank of Montreal 0.7057% 9/11/15 (c)	30,290,000	30,409,858
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.6772% 2/26/16 (b)(c)	25,000,000	25,045,950
3.85% 1/22/15 (b)	20,051,000	20,471,249
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Banque Federative du Credit Mutuel SA:
1.0779% 10/28/16 (b)(c)	$ 55,865,000	$ 56,264,155
1.0779% 1/20/17 (b)(c)	26,000,000	26,155,662
Barclays Bank PLC 5.2% 7/10/14	11,645,000	11,700,617
BB&T Corp. 3.2% 3/15/16	6,421,000	6,700,230
BNP Paribas:
2.9849% 12/20/14 (c)	9,000,000	9,128,295
3.6% 2/23/16	5,000,000	5,240,825
BNP Paribas SA 0.8244% 12/12/16 (c)	39,273,000	39,420,431
BPCE SA:
1.0734% 2/10/17 (c)	25,000,000	25,172,475
1.4788% 4/25/16 (c)	71,375,000	72,461,899
Branch Banking & Trust Co.:
0.5579% 10/28/15 (c)	15,000,000	15,010,740
0.6661% 12/1/16 (c)	10,000,000	10,024,800
Capital One NA 0.6836% 3/22/16 (c)	10,000,000	10,027,120
Citigroup, Inc.:
0.5029% 11/5/14 (c)	39,157,000	39,182,922
0.9039% 11/15/16 (c)	10,000,000	10,042,260
1.0234% 4/1/16 (c)	28,489,000	28,649,963
1.1888% 7/25/16 (c)	35,000,000	35,350,910
1.25% 1/15/16	29,095,000	29,269,774
2.25% 8/7/15	32,500,000	33,090,558
4.587% 12/15/15	10,000,000	10,575,830
Commonwealth Bank of Australia:
0.7349% 9/20/16 (b)(c)	10,000,000	10,047,970
1.0349% 9/18/15 (b)(c)	30,000,000	30,264,240
Credit Agricole SA:
1.0781% 10/3/16 (b)(c)	10,000,000	10,057,800
1.3865% 4/15/16 (b)(c)	21,700,000	21,970,295
Fifth Third Bank:
0.7659% 11/18/16 (c)	15,000,000	15,086,655
0.9% 2/26/16	10,000,000	10,038,490
JPMorgan Chase & Co.:
2.6% 1/15/16	20,140,000	20,715,400
3.4% 6/24/15	36,896,000	37,980,115
3.45% 3/1/16	22,000,000	22,996,710
KeyBank NA 0.7172% 11/25/16 (c)	20,807,000	20,899,633
Lloyds TSB Bank PLC 4.375% 1/12/15 (b)	2,660,000	2,722,941
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
PNC Funding Corp.:
4.25% 9/21/15	$ 7,267,000	$ 7,612,655
5.4% 6/10/14	2,840,000	2,842,263
Royal Bank of Canada 0.6951% 9/9/16 (c)	10,000,000	10,051,840
Societe Generale 3.1% 9/14/15 (b)	16,272,000	16,768,263
Sumitomo Mitsui Banking Corp.:
0.6573% 1/10/17 (c)	25,000,000	25,071,275
0.8979% 7/19/16 (c)	15,000,000	15,095,745
1.1779% 7/22/14 (b)(c)	4,108,000	4,113,328
1.9% 1/12/15 (b)	5,300,000	5,338,351
Sumitomo Mitsui Trust Bank Ltd. 1.0134% 9/16/16 (b)(c)	5,000,000	5,036,260
The Toronto Dominion Bank 0.6951% 9/9/16 (c)	20,000,000	20,108,160
Union Bank NA 0.9851% 9/26/16 (c)	20,000,000	20,206,880
Wells Fargo & Co.:
1.1551% 6/26/15 (c)	10,000,000	10,090,500
1.25% 2/13/15	5,454,000	5,489,680
Wells Fargo Bank NA 0.5079% 7/20/15 (c)	15,000,000	15,040,710
Westpac Banking Corp. 0.9929% 9/25/15 (c)	50,000,000	50,418,150
		1,114,581,812
Capital Markets - 2.9%
JPMorgan Chase & Co.:
0.7439% 2/15/17 (c)	16,400,000	16,439,868
0.8% 4/23/15	16,000,000	16,005,200
0.8472% 2/26/16 (c)	10,000,000	10,052,990
0.8865% 10/15/15 (c)	20,000,000	20,113,680
1.1% 10/15/15	7,390,000	7,433,645
1.125% 2/26/16	8,906,000	8,956,435
1.875% 3/20/15	10,000,000	10,111,990
Morgan Stanley:
1.4772% 2/25/16 (c)	4,000,000	4,055,396
4% 7/24/15	7,520,000	7,797,969
4.1% 1/26/15	4,000,000	4,088,240
The Bank of New York Mellon Corp. 0.4979% 7/28/14 (c)	5,000,000	5,002,345
		110,057,758
Consumer Finance - 3.1%
American Express Credit Corp.:
0.6741% 11/13/15 (c)	20,000,000	20,080,760
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
0.7366% 7/29/16 (c)	$ 10,000,000	$ 10,054,010
1.3344% 6/12/15 (c)	15,000,000	15,152,280
Capital One Financial Corp.:
0.8629% 11/6/15 (c)	5,000,000	5,021,945
1.3765% 7/15/14 (c)	3,865,000	3,869,719
2.15% 3/23/15	9,245,000	9,370,991
Caterpillar Financial Services Corp. 0.4672% 2/26/16 (c)	7,283,000	7,297,865
Ford Motor Credit Co. LLC:
1.3294% 8/28/14 (c)	11,400,000	11,426,060
8.7% 10/1/14	5,840,000	5,993,341
General Electric Capital Corp.:
0.8296% 1/8/16 (c)	5,271,000	5,306,579
0.8771% 7/12/16 (c)	15,000,000	15,132,615
2.15% 1/9/15	9,380,000	9,485,647
		118,191,812
Diversified Financial Services - 1.9%
BP Capital Markets PLC 0.5529% 11/6/15 (c)	20,000,000	20,060,000
Deutsche Bank AG London Branch 0.8341% 2/13/17 (c)	15,000,000	15,072,060
ING Bank NV:
1.6351% 6/9/14 (b)(c)	4,500,000	4,500,954
1.8729% 9/25/15 (b)(c)	6,922,000	7,044,339
4% 3/15/16 (b)	3,000,000	3,167,481
MetLife Institutional Funding II 0.6004% 1/6/15 (b)(c)	25,000,000	25,056,500
		74,901,334
Insurance - 0.4%
Metropolitan Life Global Funding I:
0.6073% 4/10/17 (b)(c)	10,000,000	10,022,640
0.7565% 7/15/16 (b)(c)	5,000,000	5,038,120
		15,060,760
TOTAL FINANCIALS		1,432,793,476
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.3%
McKesson Corp. 0.6351% 9/10/15 (c)	11,468,000	11,481,039
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.3%
AbbVie, Inc. 0.9829% 11/6/15 (c)	$ 12,000,000	$ 12,104,604
TOTAL HEALTH CARE		23,585,643
INFORMATION TECHNOLOGY - 1.2%
IT Services - 0.4%
The Western Union Co. 1.227% 8/21/15 (c)	15,000,000	15,095,265
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett-Packard Co.:
2.2% 12/1/15	13,000,000	13,311,519
2.625% 12/9/14	17,590,000	17,787,588
		31,099,107
TOTAL INFORMATION TECHNOLOGY		46,194,372
MATERIALS - 1.0%
Metals & Mining - 1.0%
Rio Tinto Finance (U.S.A.) PLC:
0.7845% 6/19/15 (c)	30,000,000	30,081,510
1.0734% 6/17/16 (c)	5,500,000	5,554,610
		35,636,120
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 0.6084% 2/12/16 (c)	2,031,000	2,034,160
Verizon Communications, Inc. 1.7634% 9/15/16 (c)	40,000,000	41,114,680
		43,148,840
TOTAL NONCONVERTIBLE BONDS (Cost $1,715,835,113)		1,723,035,451
Municipal Securities - 20.4%

Alaska Hsg. Fin. Corp. Home Mtg. Rev.:
Series 2007, 0.18% 6/6/14 (Liquidity Facility Landesbank Baden-Wuerttemberg New York Branch), VRDN (c)	63,545,000	63,545,000
Series 2009 D, 0.05% 6/6/14 (Liquidity Facility Bank of America NA), VRDN (c)	20,000,000	20,000,000
Municipal Securities - continued
	Principal Amount	Value
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.33% 6/6/14, VRDN (c)(e)	$ 200,000	$ 200,000
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN Series ROC II R 471, 0.08% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	14,750,000	14,750,000
Clark County Fuel Tax Series 2008 A, 0.28% 6/6/14 (Liquidity Facility Landesbank Baden-Wurttemberg), VRDN (c)(e)	36,805,000	36,805,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.33% 6/6/14, VRDN (c)(e)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.23% 6/6/14, LOC SunTrust Banks, Inc., VRDN (c)(e)	5,765,000	5,765,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.):
Series 2002, 0.27% 6/2/14, VRDN (c)(e)	64,400,000	64,400,000
Series 2004 A, 0.23% 6/2/14, VRDN (c)	66,010,000	66,010,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.3% 6/6/14, VRDN (c)(e)	9,950,000	9,950,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.2% 6/2/14 (Liquidity Facility Dexia Cr. Local SA), VRDN (c)	325,000	325,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.4% 6/6/14, LOC Societe Generale, VRDN (c)(e)	1,425,000	1,425,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2002, 0.11% 6/6/14, LOC SunTrust Banks, Inc., VRDN (c)	6,375,000	6,375,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series DCL 08 005, 0.28% 6/6/14 (Liquidity Facility Dexia Cr. Local SA) (c)(f)	14,805,000	14,805,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.33% 6/6/14, VRDN (c)(e)	3,000,000	3,000,000
Mercer County Gen. Oblig. Series 2011, 0.11% 6/6/14 (Liquidity Facility PNC Bank NA), VRDN (c)	8,300,000	8,300,000
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2005 F, 0.05% 6/6/14, VRDN (c)	4,300,000	4,300,000
Minnesota Office of Higher Ed. Series 2008 B, 0.07% 6/6/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(e)	10,300,000	10,300,000
New York City Gen. Oblig. Series 2008 J, 0.43% 6/6/14 (Liquidity Facility Dexia Cr. Local SA), VRDN (c)	38,240,000	38,240,000
New York Hsg. Fin. Agcy. Rev.:
(44th Street Dev. LLC Proj.) Series 2011 A1, 0.05% 6/6/14, LOC Wells Fargo Bank NA, VRDN (c)	30,000,000	30,000,000
Municipal Securities - continued
	Principal Amount	Value
New York Hsg. Fin. Agcy. Rev.: - continued
(Tribeca Park Proj.) Series 1997 A, 0.05% 6/6/14, LOC Fannie Mae, VRDN (c)(e)	$ 10,000,000	$ 10,000,000
Series 2005 A, 0.1% 6/6/14, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	19,100,000	19,100,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 11711, 0.31% 6/6/14 (Liquidity Facility Citibank NA) (c)(f)	23,300,000	23,300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.23% 6/2/14, VRDN (c)	50,375,000	50,375,000
Series 2004, 0.25% 6/6/14, VRDN (c)(e)	12,000,000	12,000,000
Series 2009 B, 0.23% 6/2/14, VRDN (c)	2,300,000	2,300,000
Series 2009 C, 0.23% 6/2/14, VRDN (c)	10,700,000	10,700,000
Series 2010 B, 0.23% 6/2/14, VRDN (c)	30,815,000	30,815,000
Series 2010 C, 0.23% 6/2/14, VRDN (c)	66,600,000	66,600,000
Series 2010 D, 0.23% 6/2/14, VRDN (c)	10,000,000	10,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.27% 6/6/14, VRDN (c)	11,550,000	11,550,000
Series 2010 B1, 0.3% 6/6/14, VRDN (c)	47,100,000	47,100,000
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Series 2013 D, 1.0265% 6/1/15 (c)	40,000,000	40,118,800
Stanton County Indl. Dev. Rev. Series 1998, 0.33% 6/6/14, VRDN (c)(e)	1,200,000	1,200,000
Univ. of Michigan Rev. Series 2012 D2, 0.05% 6/6/14, VRDN (c)	8,000,000	8,000,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.23% 6/6/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	12,855,000	12,855,000
TOTAL MUNICIPAL SECURITIES (Cost $777,550,000)		777,668,800
Certificates of Deposit - 9.4%

Bank of Nova Scotia yankee 0.6757% 9/11/15 (c)	15,000,000	15,053,610
Barclays Bank PLC yankee:
0.56% 10/30/14	25,000,000	25,032,815
0.68% 8/18/14	75,000,000	75,086,489
BNP Paribas New York Branch yankee 0.6% 8/19/14	25,000,000	25,021,305
Credit Agricole CIB yankee 0.54% 5/1/15	50,000,000	49,999,890
Deutsche Bank yankee 0.5229% 5/5/15 (c)	50,000,000	49,990,250
Certificates of Deposit - continued
	Principal Amount	Value
Lloyds TSB Bank PLC New York Branch yankee:
0.49% 1/7/15	$ 48,300,000	$ 48,350,353
0.56% 8/25/14	30,000,000	30,028,938
Sumitomo Mitsui Banking Corp. yankee 0.6334% 4/1/15 (c)	40,000,000	40,092,760
TOTAL CERTIFICATES OF DEPOSIT (Cost $358,318,562)		358,656,410
Commercial Paper - 2.3%

ABN AMRO Funding U.S.A. LLC 0.35% 6/18/14	41,675,000	41,672,429
BPCE SA yankee 0.46% 8/1/14	44,000,000	43,984,063
Sempra Global 0.7% 3/6/15	4,000,000	3,985,938
TOTAL COMMERCIAL PAPER (Cost $89,612,194)		89,642,430
Money Market Funds - 15.3%
	Shares
Fidelity Cash Central Fund, 0.10% (a)(d) (Cost $585,445,470)	585,445,470	585,445,470
Cash Equivalents - 9.6%
	Maturity Amount
With:
Mizuho Securities U.S.A., Inc. at 1.4%, dated:
1/15/14 due 8/12/14 (Collateralized by Mortgage Loan Obligations valued at $69,739,062, 0% - 12.38%, 9/30/14 - 5/20/43)	$ 65,528,306	65,037,700
4/17/14 due 10/15/14 (Collateralized by Corporate Obligations valued at $64,033,871, 0.3% - 9.75%, 8/1/15 - 4/25/47)	60,422,333	60,021,600
Morgan Stanley & Co., Inc. at:
1.35%, dated 3/7/14 due 12/8/14 (Collateralized by Corporate Obligations valued at $101,574,426, 0.29% - 8.15%, 3/15/19 - 8/2/49)	95,983,250	95,062,700
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co., Inc. at: - continued
1.5%, dated 9/5/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $32,764,500, 0.29% - 14%, 1/31/19 - 8/2/49)	$ 30,340,000	$ 30,000,000
RBS Securities, Inc. at 1.6%, dated 3/25/14 due 3/19/15 (Collateralized by Corporate Obligations valued at $124,459,359, 0% - 14%, 7/5/16 - 9/10/47)	116,834,889	115,047,150
TOTAL CASH EQUIVALENTS (Cost $365,000,000)		365,169,150
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $3,891,761,339)		3,899,617,711
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(79,180,724)
NET ASSETS - 100%		$ 3,820,436,987
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $424,366,173 or 11.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 329,342
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,723,035,451	$ -	$ 1,723,035,451	$ -
Municipal Securities	777,668,800	-	777,668,800	-
Certificates of Deposit	358,656,410	-	358,656,410	-
Commercial Paper	89,642,430	-	89,642,430	-
Money Market Funds	585,445,470	585,445,470	-	-
Cash Equivalents	365,169,150	-	365,169,150	-
Total Investments in Securities:	$ 3,899,617,711	$ 585,445,470	$ 3,314,172,241	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $3,891,753,953. Net unrealized appreciation aggregated $7,863,758, of which $7,959,607 related to appreciated investment securities and $95,849 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Investment Grade
Bond Fund

May 31, 2014

1.873112.105

LIG-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (b)	$ 17,512,000	$ 17,738,378
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (b)	2,684,000	2,754,850
4.25% 6/15/23 (b)	18,902,000	19,822,225
5.75% 6/15/43 (b)	13,602,000	15,938,048
		38,515,123
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	9,131,000	9,901,556
5.9% 3/15/16	3,813,000	4,172,905
COX Communications, Inc. 3.25% 12/15/22 (b)	9,297,000	9,131,365
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	19,171,140
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,624,397
6.35% 6/1/40	10,151,000	12,192,620
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	33,049,733
News America Holdings, Inc. 7.75% 12/1/45	10,133,000	14,648,376
News America, Inc.:
6.15% 3/1/37	8,831,000	10,685,731
6.15% 2/15/41	34,925,000	42,554,436
Thomson Reuters Corp. 1.3% 2/23/17	8,556,000	8,582,053
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	40,967,994
4.5% 9/15/42	43,673,000	42,617,773
5.5% 9/1/41	12,590,000	13,912,290
5.85% 5/1/17	7,927,000	8,949,195
5.875% 11/15/40	11,964,000	13,950,239
6.75% 7/1/18	23,280,000	27,718,239
8.25% 4/1/19	42,627,000	54,259,780
Time Warner, Inc.:
4.9% 6/15/42	21,000,000	21,770,070
5.875% 11/15/16	4,039,000	4,510,246
6.2% 3/15/40	15,555,000	18,770,281
6.5% 11/15/36	6,573,000	8,114,520
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
2.5% 9/1/18	$ 3,555,000	$ 3,641,646
3.5% 4/1/17	15,103,000	16,084,106
		442,980,691
TOTAL CONSUMER DISCRETIONARY		499,234,192
CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (b)	12,431,000	12,424,610
2.75% 4/1/23 (b)	12,988,000	12,489,793
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)	16,792,000	17,511,470
		42,425,873
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
2.25% 12/5/18	18,014,000	18,265,728
4% 12/5/23	18,015,000	18,994,584
		37,260,312
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	8,922,000	8,981,893
3.2% 1/25/23	32,374,000	31,599,355
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,264,520
		42,845,768
Tobacco - 1.0%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	30,433,991
4% 1/31/24	15,944,000	16,441,421
4.25% 8/9/42	26,526,000	24,460,076
9.25% 8/6/19	1,547,000	2,068,488
9.7% 11/10/18	14,756,000	19,516,979
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,593,100
Reynolds American, Inc.:
3.25% 11/1/22	47,809,000	46,187,462
4.75% 11/1/42	48,462,000	46,745,718
6.15% 9/15/43	11,136,000	12,838,984
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 10,391,000	$ 12,009,398
7.25% 6/15/37	15,680,000	19,563,309
		232,858,926
TOTAL CONSUMER STAPLES		355,390,879
ENERGY - 5.2%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (b)	21,176,000	22,418,057
5.35% 3/15/20 (b)	11,804,000	12,937,963
6.75% 9/15/37 (b)	2,991,000	3,574,033
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,426,786
5% 10/1/21	13,430,000	14,618,501
6.5% 4/1/20	2,078,000	2,443,437
Transocean, Inc. 5.05% 12/15/16	13,734,000	14,967,327
		89,386,104
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	62,765,000	72,466,209
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	15,188,993
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,819,844
2.7% 4/1/19	2,202,000	2,229,970
3.875% 3/15/23	35,778,000	36,206,799
Duke Energy Field Services:
5.375% 10/15/15 (b)	1,706,000	1,790,273
6.45% 11/3/36 (b)	7,882,000	9,012,452
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,461,135
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,954,716
3.9% 5/15/24 (b)	7,314,000	7,330,083
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	26,209,893
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	9,551,000	10,528,029
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	23,596,506
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	17,029,000	17,175,569
Motiva Enterprises LLC 5.75% 1/15/20 (b)	6,844,000	7,825,156
Nakilat, Inc. 6.067% 12/31/33 (b)	5,435,000	5,876,322
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,312,380
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada 6.05% 5/15/18	$ 2,920,000	$ 3,388,494
Petrobras Global Finance BV:
3% 1/15/19	4,443,000	4,345,254
3.25% 3/17/17	44,873,000	45,864,693
4.375% 5/20/23	69,514,000	66,418,889
4.875% 3/17/20	45,384,000	46,654,752
5.625% 5/20/43	47,507,000	42,663,851
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,171,332
5.375% 1/27/21	53,989,000	56,054,187
5.75% 1/20/20	37,518,000	39,956,670
7.875% 3/15/19	14,377,000	16,803,119
Petroleos Mexicanos:
3.125% 1/23/19 (b)	3,563,000	3,669,890
3.5% 7/18/18	34,560,000	35,890,560
3.5% 1/30/23	28,927,000	28,131,508
4.875% 1/24/22	17,019,000	18,295,425
4.875% 1/18/24	8,067,000	8,591,355
4.875% 1/18/24 (b)	17,141,000	18,255,165
5.5% 1/21/21	21,149,000	23,634,008
5.5% 6/27/44	65,642,000	67,693,313
6% 3/5/20	1,813,000	2,067,727
6.375% 1/23/45 (b)	22,458,000	25,854,773
6.5% 6/2/41	47,555,000	55,591,795
Phillips 66 Co. 4.3% 4/1/22	21,152,000	22,959,206
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,700,253
3.85% 10/15/23	20,000,000	20,505,680
6.125% 1/15/17	5,000,000	5,628,185
Southeast Supply Header LLC 4.85% 8/15/14 (b)	1,033,000	1,040,624
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,943,488
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,944,090
2.95% 9/25/18	4,862,000	5,048,433
4.6% 6/15/21	4,954,000	5,445,372
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	11,121,281
Texas Eastern Transmission LP 6% 9/15/17 (b)	12,691,000	14,223,464
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,076,052
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,910,959
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP: - continued
5.375% 6/1/21	$ 27,148,000	$ 30,681,095
Williams Partners LP:
4.125% 11/15/20	4,302,000	4,591,839
4.3% 3/4/24	17,006,000	17,645,885
		1,099,446,995
TOTAL ENERGY		1,188,833,099
FINANCIALS - 16.0%
Banks - 5.8%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	24,345,000	24,831,900
Bank of America Corp.:
2.6% 1/15/19	33,611,000	34,110,291
3.3% 1/11/23	63,450,000	62,405,296
3.875% 3/22/17	52,391,000	56,049,411
4.1% 7/24/23	26,666,000	27,541,738
5.65% 5/1/18	16,400,000	18,646,718
5.75% 12/1/17	32,792,000	37,137,727
6.5% 8/1/16	11,950,000	13,302,214
Bank of America NA 5.3% 3/15/17	11,902,000	13,113,255
Barclays Bank PLC 2.5% 2/20/19	14,300,000	14,542,928
Citigroup, Inc.:
1.3% 11/15/16	40,887,000	41,050,098
3.953% 6/15/16	21,787,000	23,052,433
4.05% 7/30/22	10,740,000	10,969,310
4.75% 5/19/15	19,056,000	19,797,297
5.3% 5/6/44	41,368,000	42,217,988
5.5% 9/13/25	11,022,000	12,169,104
6.125% 5/15/18	9,716,000	11,234,212
Credit Suisse AG 6% 2/15/18	27,227,000	31,152,779
Discover Bank:
4.2% 8/8/23	35,498,000	37,366,544
7% 4/15/20	9,043,000	10,893,975
8.7% 11/18/19	3,837,000	4,881,497
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,804,606
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp: - continued
8.25% 3/1/38	$ 12,528,000	$ 18,391,267
HBOS PLC 6.75% 5/21/18 (b)	4,594,000	5,300,341
HSBC Holdings PLC:
4.25% 3/14/24	12,220,000	12,571,105
5.25% 3/14/44	8,855,000	9,345,602
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,611,009
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,421,413
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,573,817
2.35% 1/28/19	20,708,000	20,946,183
3.15% 7/5/16	25,000,000	26,120,450
3.25% 9/23/22	53,888,000	53,873,827
4.25% 10/15/20	30,000,000	32,593,740
4.35% 8/15/21	52,137,000	56,755,191
KeyBank NA:
1.65% 2/1/18	16,646,000	16,681,922
5.45% 3/3/16	10,925,000	11,803,741
5.8% 7/1/14	14,023,000	14,081,686
6.95% 2/1/28	3,200,000	4,003,267
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	7,887,015
5% 1/17/17	25,252,000	27,386,882
Regions Bank:
6.45% 6/26/37	40,184,000	47,487,442
7.5% 5/15/18	55,802,000	66,440,093
Regions Financial Corp.:
2% 5/15/18	28,255,000	28,170,857
5.75% 6/15/15	3,253,000	3,412,495
7.75% 11/10/14	8,459,000	8,712,804
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,938,000	45,908,324
6% 12/19/23	30,612,000	32,807,952
6.1% 6/10/23	35,599,000	38,565,571
6.125% 12/15/22	49,538,000	53,895,214
Wachovia Bank NA 6% 11/15/17	6,320,000	7,270,616
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,323,773
5.75% 2/1/18	4,000,000	4,586,112
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.:
1.25% 7/20/16	$ 34,000,000	$ 34,333,472
3.676% 6/15/16	26,564,000	28,102,932
4.48% 1/16/24	16,709,000	17,680,678
		1,340,318,114
Capital Markets - 2.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24	8,856,000	9,159,398
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	79,977,848
2.625% 1/31/19	54,343,000	55,072,337
2.9% 7/19/18	39,857,000	41,191,771
5.25% 7/27/21	17,979,000	20,190,291
5.95% 1/18/18	9,760,000	11,119,109
6% 6/15/20	16,000,000	18,621,280
6.15% 4/1/18	10,942,000	12,580,105
Lazard Group LLC:
4.25% 11/14/20	13,325,000	13,968,358
6.85% 6/15/17	7,532,000	8,582,865
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	11,787,041
Morgan Stanley:
2.125% 4/25/18	26,580,000	26,814,223
3.75% 2/25/23	29,016,000	29,439,982
4.1% 5/22/23	20,000,000	20,114,400
5% 11/24/25	6,349,000	6,728,448
5.45% 1/9/17	27,643,000	30,528,846
5.625% 9/23/19	16,919,000	19,466,392
5.75% 1/25/21	16,968,000	19,622,050
6.625% 4/1/18	9,869,000	11,553,757
7.3% 5/13/19	22,127,000	27,024,789
		473,543,290
Consumer Finance - 1.3%
Discover Financial Services:
3.85% 11/21/22	13,529,000	13,731,042
5.2% 4/27/22	16,852,000	18,649,974
6.45% 6/12/17	16,773,000	19,133,900
Ford Motor Credit Co. LLC:
1.5% 1/17/17	17,207,000	17,292,674
1.7% 5/9/16	41,347,000	41,967,246
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
2.875% 10/1/18	$ 27,070,000	$ 27,967,939
General Electric Capital Corp.:
1% 12/11/15	19,830,000	20,002,759
2.95% 5/9/16	5,375,000	5,612,392
3.5% 6/29/15	5,553,000	5,738,465
5.625% 9/15/17	3,505,000	3,973,804
5.625% 5/1/18	10,000,000	11,486,570
6% 8/7/19	22,000,000	26,080,406
Hyundai Capital America:
1.45% 2/6/17 (b)	29,291,000	29,417,596
1.625% 10/2/15 (b)	21,346,000	21,574,018
1.875% 8/9/16 (b)	7,052,000	7,165,692
2.125% 10/2/17 (b)	8,655,000	8,788,711
2.875% 8/9/18 (b)	12,509,000	12,930,991
		291,514,179
Diversified Financial Services - 0.6%
BP Capital Markets PLC:
3.814% 2/10/24	22,007,000	22,765,031
4.742% 3/11/21	12,000,000	13,472,184
Five Corners Funding Trust 4.419% 11/15/23 (b)	24,590,000	26,002,007
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,282,299
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,915,117
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	24,215,000	24,343,896
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,177,117
5.15% 3/15/20	11,097,000	12,530,677
		138,488,328
Insurance - 2.1%
AIA Group Ltd. 2.25% 3/11/19 (b)	5,074,000	5,078,749
American International Group, Inc.:
4.875% 9/15/16	15,786,000	17,152,562
4.875% 6/1/22	8,077,000	9,028,454
5.6% 10/18/16	24,154,000	26,677,320
Aon Corp.:
3.125% 5/27/16	20,350,000	21,251,485
3.5% 9/30/15	6,878,000	7,132,445
5% 9/30/20	5,687,000	6,418,064
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,007,542
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	$ 11,133,000	$ 11,522,655
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	31,407,742
5.375% 3/15/17	546,000	606,149
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	23,174,000	25,656,654
6.5% 3/15/35 (b)	2,797,000	3,411,747
6.7% 8/15/16 (b)	6,494,000	7,289,638
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,623,028
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (b)	6,352,000	7,241,064
MetLife, Inc.:
3.048% 12/15/22	21,302,000	21,087,510
4.368% 9/15/23	23,681,000	25,551,325
4.75% 2/8/21	6,004,000	6,738,313
6.75% 6/1/16	9,220,000	10,306,835
Metropolitan Life Global Funding I:
1.875% 6/22/18 (b)	22,959,000	22,893,177
3% 1/10/23 (b)	15,204,000	15,086,063
5.125% 6/10/14 (b)	8,554,000	8,560,895
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	11,401,000	17,250,773
Pacific LifeCorp:
5.125% 1/30/43 (b)	30,812,000	32,045,651
6% 2/10/20 (b)	17,699,000	20,335,107
Pricoa Global Funding I 1.6% 5/29/18 (b)	4,564,000	4,487,685
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,978,056
4.5% 11/16/21	12,469,000	13,732,646
4.75% 9/17/15	13,500,000	14,220,698
7.375% 6/15/19	3,820,000	4,752,619
Symetra Financial Corp. 6.125% 4/1/16 (b)	11,250,000	12,057,413
Unum Group:
5.625% 9/15/20	18,528,000	21,419,887
5.75% 8/15/42	30,555,000	35,462,072
7.125% 9/30/16	1,654,000	1,886,180
		492,358,203
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	6,540,000	6,950,928
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities Operating Partnership LP 3.75% 4/15/23	$ 7,324,000	$ 7,207,973
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	13,076,633
4.2% 12/15/23	20,000,000	21,177,800
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	28,000,733
Camden Property Trust:
2.95% 12/15/22	9,284,000	8,974,666
4.25% 1/15/24	20,255,000	21,271,558
Developers Diversified Realty Corp.:
4.625% 7/15/22	16,238,000	17,457,587
4.75% 4/15/18	21,321,000	23,308,224
7.5% 4/1/17	9,638,000	11,168,601
9.625% 3/15/16	7,551,000	8,677,722
Duke Realty LP:
3.625% 4/15/23	22,930,000	22,760,547
3.875% 10/15/22	20,422,000	20,780,651
4.375% 6/15/22	13,477,000	14,233,841
5.5% 3/1/16	10,207,000	10,980,527
5.95% 2/15/17	9,023,000	10,061,015
6.5% 1/15/18	12,019,000	13,818,677
6.75% 3/15/20	1,066,000	1,275,463
8.25% 8/15/19	5,060,000	6,388,007
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,462,951
5.375% 10/15/15	2,580,000	2,735,246
6% 9/15/17	4,090,000	4,590,784
6.25% 1/15/17	3,237,000	3,601,732
Equity Residential 5.125% 3/15/16	8,850,000	9,542,619
Federal Realty Investment Trust:
5.9% 4/1/20	3,969,000	4,679,900
6.2% 1/15/17	1,491,000	1,679,546
HCP, Inc. 3.75% 2/1/16	14,496,000	15,210,232
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,382,189
4.7% 9/15/17	3,736,000	4,101,388
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,740,244
6.25% 6/15/17	861,000	927,257
6.65% 1/15/18	3,483,000	3,817,991
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust 4.4% 6/15/24	$ 7,941,000	$ 8,020,688
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (b)	7,519,000	7,562,828
Retail Opportunity Investments Partnership LP 5% 12/15/23	4,225,000	4,511,751
Simon Property Group LP:
4.125% 12/1/21	13,242,000	14,355,507
5.1% 6/15/15	6,421,000	6,729,080
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,591,115
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,554,828
		411,369,029
Real Estate Management & Development - 2.3%
BioMed Realty LP:
2.625% 5/1/19	4,206,000	4,231,850
3.85% 4/15/16	19,180,000	20,177,916
4.25% 7/15/22	10,332,000	10,685,881
6.125% 4/15/20	5,563,000	6,452,618
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,949,867
4.95% 4/15/18	14,049,000	15,325,703
5.7% 5/1/17	6,890,000	7,624,019
6% 4/1/16	6,664,000	7,221,344
7.5% 5/15/15	3,076,000	3,266,297
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,783,575
5.25% 3/15/21	10,656,000	11,476,800
ERP Operating LP:
4.625% 12/15/21	31,142,000	34,402,225
4.75% 7/15/20	31,427,000	35,188,466
5.375% 8/1/16	4,428,000	4,857,148
5.75% 6/15/17	24,188,000	27,395,087
Essex Portfolio LP 5.5% 3/15/17 (b)	8,105,000	9,013,660
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,433,526
4.125% 6/15/22	11,558,000	12,036,016
4.4% 2/15/24	32,513,000	34,198,734
4.75% 10/1/20	17,245,000	18,840,628
5.125% 3/2/15	1,706,000	1,762,441
5.5% 12/15/16	4,865,000	5,335,689
6.625% 10/1/17	12,549,000	14,417,207
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 17,302,000	$ 17,545,093
3.15% 5/15/23	41,165,000	37,612,214
4.5% 4/18/22	7,126,000	7,205,334
7.75% 8/15/19	1,973,000	2,361,022
Mid-America Apartments LP:
4.3% 10/15/23	5,535,000	5,758,083
5.5% 10/1/15 (b)	12,454,000	13,209,410
6.05% 9/1/16 (b)	3,862,000	4,248,351
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,445,293
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	9,526,000	9,892,113
5.7% 4/15/17 (b)	2,366,000	2,563,966
Reckson Operating Partnership LP 6% 3/31/16	8,396,000	9,076,252
Regency Centers LP:
5.25% 8/1/15	10,361,000	10,900,818
5.875% 6/15/17	4,455,000	5,023,850
Tanger Properties LP:
3.875% 12/1/23	10,722,000	10,975,082
6.125% 6/1/20	24,577,000	28,983,287
Ventas Realty LP 1.55% 9/26/16	18,423,000	18,652,072
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,783,519
4% 4/30/19	8,644,000	9,301,670
		542,614,126
TOTAL FINANCIALS		3,690,205,269
HEALTH CARE - 1.2%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	23,000,000	22,996,159
2.2% 5/22/19	24,334,000	24,335,217
		47,331,376
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,377,472
6.3% 8/15/14	2,529,000	2,558,551
Express Scripts Holding Co. 4.75% 11/15/21	31,840,000	35,257,483
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.:
2.75% 9/15/15	$ 3,314,000	$ 3,400,688
4.125% 9/15/20	11,062,000	11,901,163
UnitedHealth Group, Inc. 2.75% 2/15/23	4,066,000	3,957,161
WellPoint, Inc. 3.3% 1/15/23	21,022,000	20,938,396
		79,390,914
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	6,468,000	6,488,930
2.4% 2/1/19	4,078,000	4,128,502
4.15% 2/1/24	6,266,000	6,595,228
		17,212,660
Pharmaceuticals - 0.6%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,769,500
2.9% 11/6/22	25,191,000	24,777,036
Mylan, Inc. 1.35% 11/29/16	8,049,000	8,089,486
Perrigo Co. PLC:
1.3% 11/8/16 (b)	7,040,000	7,042,401
2.3% 11/8/18 (b)	7,532,000	7,557,586
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,885,870
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,244,289
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,898,507
3.25% 2/1/23	33,171,000	32,767,143
		129,031,818
TOTAL HEALTH CARE		272,966,768
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (b)	1,610,000	1,610,000
6.375% 6/1/19 (b)	9,485,000	11,002,240
		12,612,240
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	773,348	866,150
6.648% 3/15/19	1,756,151	1,901,034
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.795% 2/2/20	$ 180,924	$ 193,136
6.9% 7/2/19	683,168	739,530
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	3,039,714	3,269,608
8.36% 1/20/19	6,316,574	7,137,729
		14,107,187
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	8,512,000	9,630,596
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (d)	2,599,000	2,875,144
TOTAL INDUSTRIALS		39,225,167
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,979,128
6.55% 10/1/17	3,075,000	3,569,601
		8,548,729
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	1,037,000	1,064,069
TOTAL INFORMATION TECHNOLOGY		9,612,798
MATERIALS - 0.7%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,101,688
4.25% 11/15/20	10,672,000	11,553,422
		32,655,110
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,843,811
Metals & Mining - 0.5%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	22,911,000	23,637,783
4.25% 7/17/42 (b)	5,987,000	5,444,590
4.5% 8/13/23 (b)	11,077,000	11,817,209
5.625% 10/18/43 (b)	25,720,000	28,294,006
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	$ 27,416,000	$ 27,807,857
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	22,597,652
6.25% 1/23/17	3,240,000	3,634,146
		123,233,243
TOTAL MATERIALS		158,732,164
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
5.35% 9/1/40	8,247,000	9,004,974
6.3% 1/15/38	40,737,000	49,349,902
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	253,307
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,156,513
6% 4/1/17	4,959,000	5,467,298
6.15% 9/15/19	12,036,000	13,119,240
Embarq Corp.:
7.082% 6/1/16	16,472,000	18,295,632
7.995% 6/1/36	7,935,000	8,659,473
Verizon Communications, Inc.:
2.5% 9/15/16	24,782,000	25,655,392
4.5% 9/15/20	64,976,000	71,772,165
6.35% 4/1/19	7,155,000	8,525,447
6.4% 9/15/33	26,916,000	33,047,411
6.55% 9/15/43	195,418,000	247,635,058
		492,941,812
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,617,780
3.125% 7/16/22	16,205,000	15,989,117
3.625% 3/30/15	2,060,000	2,105,938
		48,712,835
TOTAL TELECOMMUNICATION SERVICES		541,654,647
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 3.2%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	$ 5,870,000	$ 6,701,039
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,164,351
2.95% 12/15/22	9,568,000	9,325,442
Dayton Power & Light Co. 1.875% 9/15/16 (b)	9,233,000	9,411,677
Duke Capital LLC 5.668% 8/15/14	8,362,000	8,448,195
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	15,117,000	17,411,005
6.4% 9/15/20 (b)	26,489,000	31,327,189
Edison International 3.75% 9/15/17	9,811,000	10,500,007
FirstEnergy Corp.:
2.75% 3/15/18	21,400,000	21,638,653
4.25% 3/15/23	48,235,000	47,698,868
7.375% 11/15/31	19,521,000	22,951,367
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	53,394,514
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,516,570
3.75% 11/15/20	2,232,000	2,368,598
Nevada Power Co. 6.5% 5/15/18	15,159,000	17,894,260
Northeast Utilities:
1.45% 5/1/18	7,067,000	6,961,158
2.8% 5/1/23	32,099,000	30,860,685
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,410,350
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,311,144
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,636,882
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,489,956
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	44,835,862
		403,257,772
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,827,000	3,188,542
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,179,109
		10,367,651
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,415,485
Multi-Utilities - 1.4%
Ameren Illinois Co. 6.125% 11/15/17	289,000	334,735
Dominion Resources, Inc.:
2.5336% 9/30/66 (d)	56,006,000	51,727,142
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (d)	$ 7,991,000	$ 8,660,246
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	37,668,000	37,563,848
2% 11/15/18	29,001,000	29,137,740
National Grid PLC 6.3% 8/1/16	17,348,000	19,268,857
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,679,372
5.25% 9/15/17	3,225,000	3,599,036
5.25% 2/15/43	23,297,000	24,965,834
5.4% 7/15/14	3,094,000	3,111,422
5.45% 9/15/20	21,013,000	23,979,279
5.8% 2/1/42	11,523,000	13,138,144
5.95% 6/15/41	21,763,000	25,263,470
6.4% 3/15/18	12,182,000	14,076,289
6.8% 1/15/19	6,774,000	8,094,767
PG&E Corp. 2.4% 3/1/19	3,334,000	3,376,018
Puget Energy, Inc. 6% 9/1/21	2,911,000	3,442,805
Sempra Energy:
2.3% 4/1/17	24,264,000	24,944,435
2.875% 10/1/22	9,886,000	9,699,965
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	13,102,000	13,560,570
		327,623,974
TOTAL UTILITIES		746,664,882
TOTAL NONCONVERTIBLE BONDS (Cost $6,982,945,297)		7,502,519,865
U.S. Treasury Obligations - 27.6%

U.S. Treasury Bonds:
3.625% 8/15/43	253,359,000	268,322,889
3.625% 2/15/44	175,270,000	185,512,428
U.S. Treasury Notes:
0.5% 7/31/17	123,300,000	121,835,813
0.75% 2/28/18	122,700,000	121,003,304
0.875% 4/30/17	662,014,000	664,031,157
0.875% 5/15/17	100,000,000	100,289,100
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 582,288,000	$ 577,739,166
0.875% 7/31/19	206,188,000	198,713,685
1% 5/31/18	458,315,000	454,411,989
1.25% 10/31/18	745,606,000	741,877,970
1.375% 7/31/18	626,209,000	628,752,661
1.375% 9/30/18	86,771,000	86,906,536
1.5% 12/31/18	80,651,000	80,947,150
1.5% 1/31/19	1,102,259,000	1,104,928,671
1.5% 5/31/19	60,371,000	60,257,804
1.625% 4/30/19	239,582,000	240,779,910
1.75% 5/15/23	25,110,000	23,834,889
1.875% 10/31/17	100,143,000	103,147,290
2% 2/15/23	49,193,000	47,874,775
2.25% 3/31/21	372,383,000	377,736,006
2.25% 4/30/21	63,305,000	64,165,568
2.75% 2/15/24	102,894,000	105,570,890
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,321,149,179)		6,358,639,651
U.S. Government Agency - Mortgage Securities - 4.7%

Fannie Mae - 3.7%
1.85% 10/1/33 (d)	117,327	121,581
1.885% 2/1/33 (d)	83,287	86,526
1.91% 12/1/34 (d)	94,930	98,859
1.91% 3/1/35 (d)	72,386	75,343
1.93% 10/1/33 (d)	39,630	40,891
1.94% 7/1/35 (d)	34,550	36,052
2.05% 3/1/35 (d)	14,733	15,182
2.056% 10/1/35 (d)	67,690	70,820
2.23% 7/1/34 (d)	61,342	64,582
2.303% 6/1/36 (d)	192,533	203,906
2.332% 3/1/35 (d)	53,092	56,291
2.363% 12/1/33 (d)	2,532,495	2,675,880
2.387% 7/1/35 (d)	190,343	202,240
2.421% 10/1/33 (d)	73,814	78,198
2.421% 11/1/36 (d)	597,627	636,681
2.5% 2/1/43 to 4/1/43	2,959,606	2,813,608
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.536% 6/1/42 (d)	$ 3,490,410	$ 3,600,966
2.582% 5/1/35 (d)	211,430	225,727
2.639% 9/1/36 (d)	943,207	1,007,167
2.643% 7/1/37 (d)	329,528	351,874
2.949% 11/1/40 (d)	2,150,388	2,249,276
2.982% 9/1/41 (d)	2,545,373	2,665,222
3% 4/1/42 to 11/1/43	84,315,591	83,511,411
3.083% 10/1/41 (d)	1,262,508	1,321,912
3.229% 7/1/41 (d)	3,878,054	4,086,838
3.348% 10/1/41 (d)	2,195,701	2,312,895
3.5% 6/1/42 to 11/1/43	372,143,215	381,309,548
3.5% 6/1/44 (c)	39,000,000	40,163,425
3.5% 6/1/44 (c)	14,000,000	14,417,640
3.5% 6/1/44 (c)	28,200,000	29,041,245
3.543% 7/1/41 (d)	3,925,848	4,151,566
4% 8/1/40 to 1/1/44	53,411,188	56,846,069
4% 6/1/44 (c)	22,900,000	24,254,320
4% 6/1/44 (c)	11,300,000	11,968,289
4% 6/1/44 (c)	5,900,000	6,248,930
4% 6/1/44 (c)	10,200,000	10,803,234
4% 6/1/44 (c)	17,800,000	18,852,703
4.5% 12/1/40 to 5/1/44	30,296,609	32,792,017
4.5% 6/1/44 (c)	23,300,000	25,184,539
4.5% 6/1/44 (c)	14,000,000	15,132,341
5% 5/1/23 to 4/1/42	18,579,037	20,535,687
5% 6/1/44 (c)	7,000,000	7,733,287
5.5% 9/1/17 to 12/1/19	3,838,759	4,103,534
6% 3/1/22 to 7/1/41	19,215,955	21,742,640
6.5% 7/1/14 to 8/1/36	24,247,429	28,056,326
7% 9/1/18 to 6/1/33	154,418	179,688
7.5% 8/1/17 to 8/1/29	179,332	208,972
8.5% 5/1/21 to 9/1/25	4,036	4,744
9.5% 2/1/25	269	306
10.5% 8/1/20	2,602	2,983
12.5% 4/1/15	259	265
TOTAL FANNIE MAE		862,344,226
Freddie Mac - 0.8%
2% 3/1/36 (d)	149,941	156,946
2.03% 4/1/35 (d)	926,147	971,111
2.373% 1/1/35 (d)	52,375	55,434
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.785% 11/1/35 (d)	$ 279,512	$ 298,466
2.823% 3/1/33 (d)	9,681	10,337
3.065% 10/1/35 (d)	258,267	275,781
3.234% 4/1/41 (d)	2,408,007	2,533,918
3.241% 9/1/41 (d)	2,316,800	2,437,655
3.282% 6/1/41 (d)	3,077,360	3,239,648
3.465% 5/1/41 (d)	2,598,038	2,746,548
3.5% 6/1/42 to 10/1/43	138,720,285	142,034,854
3.622% 6/1/41 (d)	4,059,576	4,302,892
3.693% 5/1/41 (d)	3,645,660	3,860,544
4% 7/1/24 to 9/1/25	5,737,529	6,137,812
4.5% 7/1/25	619,062	668,151
5% 3/1/19 to 4/1/38	2,814,772	2,997,391
5.5% 9/1/34 to 5/1/40	777,451	869,950
6% 7/1/37 to 8/1/37	1,178,254	1,327,038
7.5% 8/1/14 to 1/1/33	31,945	37,920
8.5% 9/1/24 to 8/1/27	11,668	14,097
TOTAL FREDDIE MAC		174,976,493
Ginnie Mae - 0.2%
4% 9/20/40 to 2/20/41	16,473,823	17,628,921
4% 6/1/44 (c)	9,200,000	9,821,719
5% 4/15/38 to 5/15/39	5,024,704	5,524,958
5.5% 12/20/28 to 7/20/37	6,532,783	7,405,415
6% 6/15/36	1,304,117	1,497,801
7% 1/15/28 to 11/15/32	1,563,671	1,853,744
7.5% 3/15/28 to 10/15/28	3,687	4,402
8% 7/15/17 to 11/15/17	192,120	206,196
8.5% 10/15/21	9,770	11,386
11% 7/20/19 to 8/20/19	625	723
TOTAL GINNIE MAE		43,955,265
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,073,743,251)		1,081,275,984
Asset-Backed Securities - 0.9%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (d)	$ 562,768	$ 494,181
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (d)	294,884	272,743
Airspeed Ltd. Series 2007-1A Class C1, 2.6511% 6/15/32 (b)(d)	3,697,812	2,089,264
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	23,330,000	23,481,743
Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,426,914
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (d)	47,865	43,171
Series 2004-R2 Class M3, 0.9773% 4/25/34 (d)	73,246	48,053
Series 2005-R2 Class M1, 0.6% 4/25/35 (d)	648,648	643,140
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (d)	40,480	38,195
Series 2004-W11 Class M2, 1.2% 11/25/34 (d)	457,000	413,769
Series 2004-W7 Class M1, 0.9773% 5/25/34 (d)	1,310,000	1,205,484
Series 2006-W4 Class A2C, 0.31% 5/25/36 (d)	980,904	346,792
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.975% 4/25/34 (d)	1,641,847	1,524,242
Series 2006-HE2 Class M1, 0.5223% 3/25/36 (d)	25,029	207
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2793% 2/25/35 (d)	1,218,074	1,001,961
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	28,030,000	28,269,432
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (d)	1,471,000	902,519
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (b)	3,312,569	3,322,679
Series 2013-2A Class A, 1.75% 11/15/17 (b)	19,920,669	20,002,272
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6073% 4/25/34 (d)	68,309	49,851
Series 2004-4 Class M2, 0.9473% 6/25/34 (d)	268,220	264,426
Series 2004-7 Class AF5, 5.868% 1/25/35 (g)	9,902,655	10,385,806
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (d)	31,732	29,522
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (d)	160,000	129,050
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.975% 3/25/34 (d)	12,602	11,615
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	53,380,000	53,560,152
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.885% 1/25/35 (d)	$ 801,000	$ 663,935
Class M4, 1.17% 1/25/35 (d)	282,636	158,264
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (b)(d)	1,942,434	1,657,160
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (b)(d)	45,132	43,558
Series 2006-2A:
Class A, 0.3311% 11/15/34 (b)(d)	1,154,198	1,085,229
Class B, 0.4311% 11/15/34 (b)(d)	417,283	384,035
Class C, 0.5311% 11/15/34 (b)(d)	692,157	604,677
Class D, 0.9011% 11/15/34 (b)(d)	263,119	224,690
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	384,545	29,503
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (b)(d)	468,326	470,082
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (d)	276,184	262,684
Series 2003-3 Class M1, 1.44% 8/25/33 (d)	435,167	408,491
Series 2003-5 Class A2, 0.85% 12/25/33 (d)	27,804	25,837
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (d)	1,292,000	699,729
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.45% 7/25/36 (d)	178,000	11,523
Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (d)	963,877	951,771
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (d)	238,250	235,876
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (d)	2,867,000	464,996
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (d)	387,187	3,013
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (d)	114,933	98,212
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (d)	430,233	369,159
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (d)	638,788	586,956
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (d)	1,824,987	1,728,735
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (d)	48,462	46,198
Series 2005-NC1 Class M1, 0.81% 1/25/35 (d)	326,000	300,362
Series 2005-NC2 Class B1, 1.905% 3/25/35 (d)	198,666	11,920
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (d)	1,164,000	970,793
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.6222% 5/15/17 (d)	$ 20,000,000	$ 20,054,340
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (d)	435,000	391,217
Class M4, 1.6% 9/25/34 (d)	558,000	356,378
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (d)	1,245,000	1,018,864
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (d)	4,173	3,954
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (d)	802,265	707,357
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (d)	799,487	713,988
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (d)	27,387	19,404
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (d)	115,176	108,161
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (b)(d)	2,398,344	659,545
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (b)(d)	1,459,789	1,452,490
TOTAL ASSET-BACKED SECURITIES (Cost $196,945,163)		209,940,269
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)(d)	452,661	452,909
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.71% 1/25/35 (d)	1,161,067	1,159,364
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (d)	338,176	338,031
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2493% 12/20/54 (d)	178,650	175,166
Series 2006-1A:
Class A1, 0.2193% 12/20/54 (b)(d)	22,923,870	22,692,339
Class A5, 0.2893% 12/20/54 (b)(d)	15,101,707	14,965,791
Class C2, 1.3493% 12/20/54 (b)(d)	5,526,000	5,418,796
Series 2006-2:
Class A4, 0.2293% 12/20/54 (d)	6,840,388	6,771,300
Class C1, 1.0893% 12/20/54 (d)	4,563,000	4,431,586
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3:
Class A3, 0.2293% 12/20/54 (d)	$ 3,293,673	$ 3,262,053
Class A7, 0.3493% 12/20/54 (d)	3,580,017	3,547,439
Class C2, 1.1493% 12/20/54 (d)	922,000	898,673
Series 2006-4:
Class A4, 0.2493% 12/20/54 (d)	10,500,635	10,397,729
Class B1, 0.3293% 12/20/54 (d)	3,812,000	3,685,823
Class C1, 0.9093% 12/20/54 (d)	2,331,000	2,235,895
Class M1, 0.4893% 12/20/54 (d)	1,006,000	965,861
Series 2007-1:
Class 1C1, 0.7493% 12/20/54 (d)	1,847,000	1,752,064
Class 1M1, 0.4493% 12/20/54 (d)	1,238,000	1,192,318
Class 2A1, 0.2893% 12/20/54 (d)	8,239,323	8,161,873
Class 2C1, 1.0093% 12/20/54 (d)	842,000	813,119
Class 2M1, 0.6493% 12/20/54 (d)	1,589,000	1,528,459
Series 2007-2:
Class 2C1, 1.011% 12/17/54 (d)	2,199,000	2,123,574
Class 3A1, 0.331% 12/17/54 (d)	1,469,100	1,456,319
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6779% 1/20/44 (d)	365,737	377,270
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6463% 8/25/36 (d)	681,049	576,900
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (d)	448,483	368,400
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (d)	833,212	763,013
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.44% 7/25/35 (d)	1,177,884	1,120,887
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (b)(d)	485,143	446,121
Class B6, 3.0004% 7/10/35 (b)(d)	453,215	421,778
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (d)	22,712	21,890
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (d)	95,392	95,414
TOTAL PRIVATE SPONSOR		102,618,154
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.0%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 45,735	$ 47,979
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	34,711	35,021
Freddie Mac planned amortization class:
Series 2356 Class GD, 6% 9/15/16	144,768	150,833
Series 2363 Class PF, 6% 9/15/16	172,218	179,128
Series 2425 Class JH, 6% 3/15/17	162,373	170,561
TOTAL U.S. GOVERNMENT AGENCY		583,522
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $76,518,783)		103,201,676
Commercial Mortgage Securities - 8.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (d)(f)	588,712	14,274
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.901% 5/10/45 (d)	619,077	631,685
Series 2006-3 Class A4, 5.889% 7/10/44	23,267,676	25,193,611
Series 2006-5 Class A2, 5.317% 9/10/47	4,816,537	4,840,355
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,555,487
Series 2005-3 Class A3B, 5.09% 7/10/43 (d)	5,387,000	5,496,582
Series 2006-6 Class E, 5.619% 10/10/45 (b)	1,002,000	110,779
Series 2007-3:
Class A3, 5.7155% 6/10/49 (d)	2,752,767	2,750,793
Class A4, 5.7155% 6/10/49 (d)	3,615,000	3,980,863
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	19,557,000	21,462,869
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (b)(d)	23,403	21,079
Series 2005-4A:
Class A2, 0.54% 1/25/36 (b)(d)	771,508	700,995
Class B1, 1.55% 1/25/36 (b)(d)	42,943	8,336
Class M1, 0.6% 1/25/36 (b)(d)	248,777	137,958
Class M2, 0.62% 1/25/36 (b)(d)	50,355	26,367
Class M3, 0.65% 1/25/36 (b)(d)	109,102	55,824
Class M4, 0.76% 1/25/36 (b)(d)	40,763	19,676
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M5, 0.8% 1/25/36 (b)(d)	$ 40,763	$ 14,263
Class M6, 0.85% 1/25/36 (b)(d)	43,161	11,959
Series 2006-3A Class M4, 0.58% 10/25/36 (b)(d)	33,574	4,150
Series 2007-1 Class A2, 0.42% 3/25/37 (b)(d)	555,002	387,753
Series 2007-2A:
Class A1, 0.42% 7/25/37 (b)(d)	1,189,221	984,530
Class A2, 0.47% 7/25/37 (b)(d)	1,114,119	812,456
Class M1, 0.52% 7/25/37 (b)(d)	341,373	111,588
Class M2, 0.56% 7/25/37 (b)(d)	178,135	30,375
Class M3, 0.64% 7/25/37 (b)(d)	179,997	18,395
Class M4, 0.8% 7/25/37 (b)(d)	96,421	2,976
Series 2007-3:
Class A2, 0.44% 7/25/37 (b)(d)	479,896	345,826
Class M1, 0.46% 7/25/37 (b)(d)	190,828	122,565
Class M2, 0.49% 7/25/37 (b)(d)	203,434	116,039
Class M3, 0.52% 7/25/37 (b)(d)	328,190	141,030
Class M4, 0.65% 7/25/37 (b)(d)	575,963	142,144
Class M5, 0.75% 7/25/37 (b)(d)	262,117	58,850
Class M6, 0.95% 7/25/37 (b)(d)	23,483	162
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (b)(d)	175,182	19,251
Class M2, 1.2043% 9/25/37 (b)(d)	174,661	8,672
Series 2006-3A, Class IO, 0% 10/25/36 (b)(d)(f)	12,873,837	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	5,626,946	290,232
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (b)(d)	170,459	170,459
Class J, 0.8511% 3/15/22 (b)(d)	554,000	538,052
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	9,643,404	10,444,462
Series 2007-PW16 Class A4, 5.8964% 6/11/40 (d)	2,484,000	2,775,001
Series 2007-PW18 Class A4, 5.7% 6/11/50	20,000,000	22,455,820
Series 2006-T22 Class A4, 5.761% 4/12/38 (d)	211,798	226,052
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (b)(d)(f)	87,998,888	510,658
Series 2007-T28 Class X2, 0.304% 9/11/42 (b)(d)(f)	54,025,635	139,818
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (b)(d)	395,917	381,799
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (b)(d)(f)	3,676,958	35,876
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 1,399,696	$ 1,426,086
Class A4, 5.322% 12/11/49	123,188,500	134,539,581
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	1,937,000	1,851,731
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (b)(d)	103,547	103,547
Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (b)(d)	564,545	562,424
sequential payer Series 2006-C7 Class A1A, 5.9336% 6/10/46 (d)	57,970,829	62,662,293
Series 2004-LB4A Class A5, 4.84% 10/15/37	45,551,965	45,818,672
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (d)	26,136	26,045
Series 2007-C3 Class A4, 5.8658% 6/15/39 (d)	33,095,518	36,021,426
Series 2007-C5 Class A4, 5.695% 9/15/40 (d)	19,378,000	21,421,836
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (b)(d)	6,186,000	6,047,458
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (d)(f)	101,956	128
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	7,606	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (b)(d)	46,386	45,909
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(d)	2,651,000	375,721
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	61,848,705	67,609,046
Series 2001-1 Class X1, 1.3938% 5/15/33 (b)(d)(f)	253,419	6,131
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	30,095,000	32,945,237
Series 2006-GG7 Class A4, 5.8198% 7/10/38 (d)	13,637,397	14,725,511
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (b)(d)(f)	24,509,639	24,877
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A2, 5.506% 4/10/38	47,614	47,583
Class A3, 5.712% 4/10/38 (d)	20,000,000	20,008,380
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (b)	$ 6,810,000	$ 6,923,646
Series 2013-XA1, 1.4526% 1/10/30 (b)(d)(f)	171,799,000	5,899,303
Series 2013-XB1, 0.7741% 1/10/30 (b)(d)(f)	120,531,000	2,698,340
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (d)	5,900,000	6,414,102
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	5,290,000	5,400,089
Class DFX, 4.4065% 11/5/30 (b)	47,644,000	49,460,690
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (b)(d)	143,747	142,283
Class F, 0.4811% 11/15/18 (b)(d)	320,945	316,173
Class G, 0.5111% 11/15/18 (b)(d)	279,111	270,738
Class H, 0.6511% 11/15/18 (b)(d)	214,234	207,027
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	38,596,096	41,869,739
Series 2006-CB17:
Class A3, 5.45% 12/12/43	83,178	83,059
Class A4, 5.429% 12/12/43	18,640,000	20,135,431
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	65,456,820	71,024,447
Series 2007-CB18 Class A4, 5.44% 6/12/47	15,745,000	17,241,609
Series 2007-CB19 Class A4, 5.8947% 2/12/49 (d)	47,976,000	53,121,392
Series 2007-LD11:
Class A2, 5.9741% 6/15/49 (d)	558,662	558,542
Class A4, 5.9891% 6/15/49 (d)	109,185,368	120,535,842
Series 2007-LDPX Class A3, 5.42% 1/15/49	26,179,498	28,689,771
Series 2006-LDP7 Class A4, 6.0252% 4/15/45 (d)	28,290,000	30,538,178
Series 2007-CB20 Class A1A, 5.746% 2/12/51	79,056,932	88,641,478
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (d)	143,000	17,160
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (d)	1,403,000	1,564,147
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	847,792
Series 2006-C7 Class A2, 5.3% 11/15/38	894,941	924,972
Series 2007-C1 Class A4, 5.424% 2/15/40	44,940,442	49,246,230
Series 2007-C2 Class A3, 5.43% 2/15/40	3,820,121	4,202,190
Series 2007-C6 Class A4, 5.858% 7/15/40 (d)	3,808,684	4,083,286
Series 2007-C7:
Class A3, 5.866% 9/15/45	49,193,997	55,617,257
Class XCP, 0.4192% 9/15/45 (d)(f)	97,713,639	159,273
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (b)(d)	$ 85,198	$ 84,907
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6008% 1/12/44 (b)(d)	1,509,000	1,346,784
Series 2007-C1:
Class A3, 6.0324% 6/12/50 (d)	5,100,402	5,242,423
Class A4, 6.0324% 6/12/50 (d)	54,971,000	61,173,598
Series 2008-C1 Class A4, 5.69% 2/12/51	3,629,105	4,076,055
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (d)	86,065	85,888
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (d)	3,140,000	3,389,570
Class ASB, 5.133% 12/12/49 (d)	654,352	670,526
Series 2007-5 Class A4, 5.378% 8/12/48	48,212,300	52,180,992
Series 2007-6:
Class A2, 5.331% 3/12/51	8,074,543	8,090,910
Class A4, 5.485% 3/12/51 (d)	24,350,000	26,812,783
Series 2007-7 Class A4, 5.81% 6/12/50 (d)	6,069,000	6,723,317
Series 2007-9:
Class A2, 5.59% 9/12/49	760,931	760,343
Class A4, 5.7% 9/12/49	185,000	206,172
Class ASB, 5.644% 9/12/49	8,040,669	8,187,765
Series 2006-4 Class XP, 0.8119% 12/12/49 (d)(f)	21,729,979	74,795
Series 2007-6 Class B, 5.635% 3/12/51 (d)	1,734,000	572,220
Series 2007-7 Class B, 5.9126% 6/12/50 (d)	1,295,000	47,293
Series 2007-8 Class A3, 6.0908% 8/12/49 (d)	1,496,000	1,675,758
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (b)(d)	291,739	181,788
Series 2007-XLFA:
Class C, 0.312% 10/15/20 (b)(d)	6,487,000	6,435,688
Class D, 0.342% 10/15/20 (b)(d)	4,105,000	4,039,640
Class E, 0.402% 10/15/20 (b)(d)	8,181,000	8,009,837
Class F, 0.452% 10/15/20 (b)(d)	9,173,000	8,935,217
Class G, 0.492% 10/15/20 (b)(d)	505,000	486,859
Class H, 0.582% 10/15/20 (b)(d)	318,000	290,677
Class J, 0.732% 10/15/20 (b)(d)	183,596	94,383
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (d)	1,799,749	1,809,547
Series 2006-IQ11 Class A4, 5.8268% 10/15/42 (d)	440,441	466,146
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.9816% 8/12/41 (d)	$ 791,240	$ 799,089
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (d)	2,601,000	2,871,819
Class AAB, 5.654% 4/15/49	2,970,644	3,074,813
Class B, 5.9061% 4/15/49 (d)	426,000	94,504
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	1,553,847	1,645,524
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	245,000	91,545
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (b)(d)	853,882	837,094
Class J, 0.7511% 9/15/21 (b)(d)	323,000	310,190
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (b)(d)	3,844,000	3,547,785
Class LXR1, 0.8511% 6/15/20 (b)(d)	212,275	208,420
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	22,395,537	24,544,479
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	88,076,648
Series 2007-C31 Class A4, 5.509% 4/15/47	82,313,867	89,389,485
Series 2007-C32 Class A3, 5.9341% 6/15/49 (d)	69,892,000	77,131,938
Series 2007-C33:
Class A4, 6.1321% 2/15/51 (d)	75,012,848	82,396,738
Class A5, 6.1321% 2/15/51 (d)	12,818,000	14,346,124
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,778,014
Series 2005-C22:
Class B, 5.5471% 12/15/44 (d)	3,845,000	3,859,842
Class F, 5.5471% 12/15/44 (b)(d)	2,892,000	636,240
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	54,715,456	59,603,735
Series 2007-C31 Class C, 5.8591% 4/15/47 (d)	4,147,000	3,989,124
Series 2007-C31A Class A2, 5.421% 4/15/47	1,537,304	1,539,101
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,778,766,862)		1,896,336,687
Municipal Securities - 2.5%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (d)	$ 5,700,000	$ 5,797,527
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,447,403
7.3% 10/1/39	39,940,000	55,845,306
7.5% 4/1/34	18,570,000	26,348,787
7.6% 11/1/40	39,105,000	58,006,011
7.625% 3/1/40	9,470,000	13,806,408
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,506,661
Series 2010 C1, 7.781% 1/1/35	28,545,000	35,428,912
Series 2012 B, 5.432% 1/1/42	7,305,000	7,254,742
6.314% 1/1/44	33,980,000	37,634,889
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,905,000	2,038,369
5.1% 6/1/33	126,140,000	127,643,589
Series 2010, 4.421% 1/1/15	9,780,000	9,993,008
Series 2010-1, 6.63% 2/1/35	21,560,000	24,678,870
Series 2010-3:
5.547% 4/1/19	655,000	727,024
6.725% 4/1/35	31,715,000	36,940,998
7.35% 7/1/35	14,750,000	17,904,583
Series 2011:
4.961% 3/1/16	2,090,000	2,226,540
5.365% 3/1/17	770,000	845,483
5.665% 3/1/18	22,165,000	24,831,893
5.877% 3/1/19	57,640,000	65,174,124
Series 2013:
2.69% 12/1/17	6,955,000	7,083,042
3.14% 12/1/18	7,215,000	7,353,456
TOTAL MUNICIPAL SECURITIES (Cost $544,890,863)		579,517,625
Foreign Government and Government Agency Obligations - 0.9%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	28,250,000	29,055,125
5.75% 9/26/23 (b)	25,847,000	27,697,645
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Brazilian Federative Republic:
4.25% 1/7/25	$ 26,790,000	$ 27,325,800
5.625% 1/7/41	27,107,000	29,275,560
United Mexican States:
4% 10/2/23	64,192,000	67,562,080
4.75% 3/8/44	26,992,000	27,531,840
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $200,123,188)		208,448,050
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $2,032,777)	2,013,000	2,068,529
Fixed-Income Funds - 20.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $4,442,980,307)	43,146,913	4,676,262,457
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (a) (Cost $612,523,919)	612,523,919	612,523,919
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $22,232,619,589)		23,230,734,712
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(195,245,415)
NET ASSETS - 100%		$ 23,035,489,297
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 6/1/44	$ (27,800,000)	$ (28,629,313)
4% 6/1/44	(7,000,000)	(7,413,984)
4% 6/1/44	(28,000,000)	(29,655,937)
4% 6/1/44	(10,200,000)	(10,803,234)
4% 6/1/44	(17,800,000)	(18,852,703)
4.5% 6/1/44	(27,800,000)	(30,048,505)
4.5% 6/1/44	(2,500,000)	(2,702,204)
TOTAL FANNIE MAE		(128,105,880)
Ginnie Mae
4% 6/1/44	(3,800,000)	(4,056,797)
TOTAL TBA SALE COMMITMENTS (Proceeds $131,879,141)		$ (132,162,677)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,089,107,802 or 4.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 466,740
Fidelity Mortgage Backed Securities Central Fund	99,380,586
Total	$ 99,847,326
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 6,408,870,051	$ 99,380,586	$ 1,995,263,848	$ 4,676,262,457	44.1%
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 7,502,519,865	$ -	$ 7,502,519,865	$ -
U.S. Government and Government Agency Obligations	6,358,639,651	-	6,358,639,651	-
U.S. Government Agency - Mortgage Securities	1,081,275,984	-	1,081,275,984	-
Asset-Backed Securities	209,940,269	-	205,208,915	4,731,354
Collateralized Mortgage Obligations	103,201,676	-	102,333,777	867,899
Commercial Mortgage Securities	1,896,336,687	-	1,896,245,141	91,546
Municipal Securities	579,517,625	-	579,517,625	-
Foreign Government and Government Agency Obligations	208,448,050	-	208,448,050	-
Bank Notes	2,068,529	-	2,068,529	-
Fixed-Income Funds	4,676,262,457	4,676,262,457	-	-
Money Market Funds	612,523,919	612,523,919	-	-
Total Investments in Securities:	$ 23,230,734,712	$ 5,288,786,376	$ 17,936,257,537	$ 5,690,799
Other Financial Instruments:
TBA Sale Commitments	$ (132,162,677)	$ -	$ (132,162,677)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $22,177,866,696. Net unrealized appreciation aggregated $1,052,868,016, of which $1,115,273,587 related to appreciated investment securities and $62,405,571 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund

May 31, 2014

1.804842.110

STP-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 1.0%
Daimler Finance North America LLC:
1.25% 1/11/16 (c)	$ 10,000	$ 10,104
1.3% 7/31/15 (c)	17,811	17,982
1.45% 8/1/16 (c)	5,906	5,982
2.3% 1/9/15 (c)	8,860	8,958
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	15,700	15,711
Volkswagen International Finance NV:
1.6% 11/20/17 (c)	9,139	9,193
2.375% 3/22/17 (c)	8,440	8,712
		76,642
Media - 1.1%
COX Communications, Inc. 5.5% 10/1/15	3,080	3,273
NBCUniversal Enterprise, Inc. 0.7635% 4/15/16 (c)(e)	20,000	20,111
News America, Inc. 5.3% 12/15/14	9,474	9,723
Thomson Reuters Corp.:
0.875% 5/23/16	4,387	4,391
1.3% 2/23/17	2,865	2,874
Time Warner Cable, Inc. 5.85% 5/1/17	17,860	20,163
Time Warner, Inc. 3.15% 7/15/15	11,388	11,724
Viacom, Inc. 1.25% 2/27/15	10,835	10,894
Walt Disney Co. 1.1% 12/1/17	7,616	7,583
		90,736
TOTAL CONSUMER DISCRETIONARY		167,378
CONSUMER STAPLES - 2.6%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,625
Anheuser-Busch InBev Worldwide, Inc. 0.8% 7/15/15	17,658	17,726
FBG Finance Ltd. 5.125% 6/15/15 (c)	6,866	7,179
Heineken NV:
0.8% 10/1/15 (c)	12,017	12,048
1.4% 10/1/17 (c)	4,476	4,474
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	18,776	19,385
		81,437
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
Walgreen Co.:
1% 3/13/15	$ 13,123	$ 13,180
1.8% 9/15/17	5,572	5,644
		18,824
Food Products - 0.7%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	25,059
General Mills, Inc. 0.875% 1/29/16	7,655	7,695
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,776
William Wrigley Jr. Co. 1.4% 10/21/16 (c)	5,283	5,331
		55,861
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	19,900	20,813
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,816
6.75% 6/15/17	11,767	13,600
		44,229
TOTAL CONSUMER STAPLES		200,351
ENERGY - 3.3%
Energy Equipment & Services - 0.3%
Nabors Industries, Inc. 2.35% 9/15/16 (c)	4,533	4,639
Petrofac Ltd. 3.4% 10/10/18 (c)	15,515	16,140
		20,779
Oil, Gas & Consumable Fuels - 3.0%
BG Energy Capital PLC 2.875% 10/15/16 (c)	8,959	9,341
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,406
DCP Midstream Operating LP 2.7% 4/1/19	782	792
Devon Energy Corp. 1.2% 12/15/16	9,378	9,426
Enbridge, Inc.:
0.6776% 6/2/17 (e)	13,998	13,990
0.8834% 10/1/16 (e)	18,000	18,083
Enterprise Products Operating LP 1.25% 8/13/15	6,656	6,710
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,421
Petrobras Global Finance BV:
2% 5/20/16	23,350	23,408
3.25% 3/17/17	10,000	10,221
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	8,216	8,476
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos 3.125% 1/23/19 (c)	$ 1,329	$ 1,369
Phillips 66 Co.:
1.95% 3/5/15	18,490	18,706
2.95% 5/1/17	4,000	4,188
Schlumberger Investment SA 1.25% 8/1/17 (c)	13,136	13,105
Southeast Supply Header LLC 4.85% 8/15/14 (c)	10,282	10,358
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,294
Total Capital International SA:
0.75% 1/25/16	10,823	10,886
1% 1/10/17	25,050	25,149
TransCanada PipeLines Ltd. 0.9136% 6/30/16 (e)	20,300	20,468
		237,797
TOTAL ENERGY		258,576
FINANCIALS - 23.9%
Banks - 13.4%
ABN AMRO Bank NV 1.0279% 10/28/16 (c)(e)	15,000	15,113
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	18,120
1.25% 1/10/17	12,350	12,449
1.875% 10/6/17	5,000	5,084
Bank of America Corp.:
1.25% 1/11/16	18,223	18,364
1.5% 10/9/15	8,500	8,588
2% 1/11/18	8,915	8,974
2.6% 1/15/19	10,814	10,975
3.7% 9/1/15	35,610	36,917
Bank of America NA:
1.25% 2/14/17	8,020	8,036
5.3% 3/15/17	1,941	2,139
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,280
1.375% 12/18/17	8,336	8,327
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (c)	18,000	18,063
1.55% 9/9/16 (c)	10,020	10,144
Barclays Bank PLC 2.5% 2/20/19	12,950	13,170
BB&T Corp. 3.2% 3/15/16	5,000	5,217
BNP Paribas 2.375% 9/14/17	18,330	18,826
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
BPCE SA 1.625% 2/10/17	$ 10,000	$ 10,105
Branch Banking & Trust Co. 1.45% 10/3/16	20,000	20,276
Capital One Bank NA:
1.15% 11/21/16	5,965	5,983
1.2% 2/13/17	14,603	14,620
Citigroup, Inc.:
1.1888% 7/25/16 (e)	4,070	4,111
1.25% 1/15/16	41,517	41,766
1.3% 4/1/16	16,200	16,301
1.3% 11/15/16	13,708	13,763
1.7% 7/25/16	48,170	48,776
2.65% 3/2/15	16,563	16,818
3.953% 6/15/16	5,000	5,290
Commonwealth Bank of Australia 1.125% 3/13/17	16,060	16,065
Credit Suisse New York Branch 3.5% 3/23/15	24,000	24,578
Discover Bank 2% 2/21/18	20,410	20,557
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,022
Fifth Third Bank:
0.6372% 2/26/16 (e)	10,000	10,028
0.9% 2/26/16	20,630	20,709
HSBC Bank PLC:
1.5% 5/15/18 (c)	8,960	8,896
3.1% 5/24/16 (c)	8,670	9,064
HSBC U.S.A., Inc. 1.625% 1/16/18	7,507	7,535
Huntington National Bank:
1.3% 11/20/16	5,667	5,702
1.35% 8/2/16	4,244	4,280
Intesa Sanpaolo SpA 2.375% 1/13/17	22,145	22,459
JPMorgan Chase & Co. 2.35% 1/28/19	7,361	7,446
KeyBank NA 1.65% 2/1/18	5,786	5,798
Marshall & Ilsley Bank 5% 1/17/17	686	744
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	25,865	25,866
National Bank of Canada 1.5% 6/26/15	11,630	11,776
Nordea Bank AB 0.875% 5/13/16 (c)	13,640	13,665
PNC Bank NA:
0.8% 1/28/16	20,150	20,237
1.15% 11/1/16	9,964	10,032
1.3% 10/3/16	8,950	9,043
Regions Bank 7.5% 5/15/18	3,766	4,484
Regions Financial Corp. 2% 5/15/18	8,970	8,943
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Royal Bank of Canada:
0.6051% 3/8/16 (e)	$ 8,000	$ 8,027
0.85% 3/8/16	10,000	10,052
1.2% 1/23/17	9,971	10,026
1.45% 9/9/16	7,275	7,385
1.5% 1/16/18	17,080	17,111
2.2% 7/27/18	9,000	9,198
Royal Bank of Scotland Group PLC 2.55% 9/18/15	31,690	32,365
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	20,000	20,099
1.45% 7/19/16	18,050	18,272
1.8% 7/18/17	13,200	13,415
SunTrust Banks, Inc.:
0.5172% 8/24/15 (e)	3,500	3,498
0.5334% 4/1/15 (e)	21,000	20,996
3.5% 1/20/17	10,203	10,812
5% 9/1/15	7,068	7,429
Svenska Handelsbanken AB 0.6839% 3/21/16 (e)	30,915	31,065
Union Bank NA:
1.5% 9/26/16	5,937	6,029
3% 6/6/16	10,000	10,452
Wachovia Corp. 0.5649% 10/28/15 (e)	19,707	19,733
Wells Fargo & Co. 1.5% 1/16/18	20,000	19,980
Wells Fargo Bank NA 0.4354% 5/16/16 (e)	11,015	10,980
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,199
1.2% 5/19/17	25,000	25,017
2% 8/14/17	15,561	15,927
		1,056,591
Capital Markets - 2.6%
Goldman Sachs Group, Inc.:
0.6836% 3/22/16 (e)	14,000	13,990
1.748% 9/15/17	25,000	24,993
2.375% 1/22/18	17,090	17,374
3.625% 2/7/16	10,300	10,763
JPMorgan Chase & Co.:
0.8472% 2/26/16 (e)	10,000	10,053
1.1% 10/15/15	8,630	8,681
1.125% 2/26/16	10,000	10,057
1.35% 2/15/17	56,100	56,359
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
1.1845% 12/19/14 (e)	$ 10,000	$ 10,030
1.75% 2/25/16	24,655	25,024
5.45% 1/9/17	16,000	17,670
		204,994
Consumer Finance - 4.0%
American Express Credit Corp.:
0.6741% 11/13/15 (e)	29,920	30,041
0.875% 11/13/15	8,640	8,685
1.3% 7/29/16	9,000	9,091
2.75% 9/15/15	14,274	14,684
2.8% 9/19/16	5,476	5,721
American Honda Finance Corp. 1.5% 9/11/17 (c)	5,156	5,193
Capital One Financial Corp.:
0.8629% 11/6/15 (e)	8,000	8,035
1% 11/6/15	8,630	8,667
2.15% 3/23/15	19,020	19,279
Ford Motor Credit Co. LLC:
1.7% 5/9/16	10,000	10,150
2.75% 5/15/15	13,438	13,707
3% 6/12/17	27,770	28,983
General Electric Capital Corp.:
1% 1/8/16	10,120	10,198
1.5% 7/12/16	38,455	39,053
2.25% 11/9/15	18,902	19,388
2.9% 1/9/17	30,326	31,795
3.35% 10/17/16	26,545	28,089
Hyundai Capital America:
1.45% 2/6/17 (c)	10,369	10,414
1.625% 10/2/15 (c)	9,965	10,071
1.875% 8/9/16 (c)	2,372	2,410
		313,654
Diversified Financial Services - 1.1%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	3,415	3,456
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,762
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,937
1.846% 5/5/17	10,000	10,215
2.248% 11/1/16	9,110	9,432
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank AG London Branch 1.4% 2/13/17	$ 35,000	$ 35,189
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	6,180	6,345
TECO Finance, Inc. 4% 3/15/16	3,850	4,067
		86,403
Insurance - 1.5%
AEGON NV 4.625% 12/1/15	13,580	14,356
American International Group, Inc. 3.8% 3/22/17	6,472	6,946
Aon Corp. 3.5% 9/30/15	6,775	7,026
Assurant, Inc. 2.5% 3/15/18	10,000	10,101
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,166
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	9,195	9,436
MetLife, Inc. 1.756% 12/15/17 (b)	3,748	3,793
Metropolitan Life Global Funding I:
1.3% 4/10/17 (c)	15,000	15,056
1.5% 1/10/18 (c)	19,930	19,847
2.5% 9/29/15 (c)	5,000	5,135
Pricoa Global Funding I 1.15% 11/25/16 (c)	6,030	6,048
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,946
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,284	4,591
		115,447
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp.:
5.5% 5/1/15	8,905	9,281
9.625% 3/15/16	2,618	3,009
Equity One, Inc.:
5.375% 10/15/15	1,026	1,088
6.25% 1/15/17	359	399
HCP, Inc. 3.75% 2/1/16	4,850	5,089
Health Care Property Investors, Inc. 6% 1/30/17	11,796	13,256
Health Care REIT, Inc.:
2.25% 3/15/18	3,548	3,604
4.7% 9/15/17	1,232	1,352
Simon Property Group LP 2.15% 9/15/17	3,000	3,089
		40,167
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
6% 4/1/16	5,916	6,411
7.5% 5/15/15	9,188	9,756
Liberty Property LP 5.125% 3/2/15	3,000	3,099
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 6,061	$ 6,146
5.8% 1/15/16	1,264	1,353
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	1,059	1,100
Regency Centers LP 5.25% 8/1/15	8,860	9,322
Tanger Properties LP 6.15% 11/15/15	14,299	15,414
Ventas Realty LP:
1.25% 4/17/17	3,830	3,833
1.55% 9/26/16	3,765	3,812
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,493
		65,739
TOTAL FINANCIALS		1,882,995
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc. 1.25% 5/22/17	15,700	15,697
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	1,062	1,067
Express Scripts Holding Co. 2.1% 2/12/15	14,095	14,250
UnitedHealth Group, Inc. 1.4% 10/15/17	1,766	1,777
WellPoint, Inc. 1.875% 1/15/18	4,545	4,548
		21,642
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	2,357	2,365
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	20,100	20,272
1.75% 11/6/17	14,670	14,794
Mylan, Inc. 1.35% 11/29/16	2,790	2,804
Perrigo Co. PLC 1.3% 11/8/16 (c)	2,355	2,356
Sanofi SA 2.625% 3/29/16	8,904	9,246
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,969
Zoetis, Inc.:
1.15% 2/1/16	7,580	7,637
1.875% 2/1/18	1,352	1,357
		61,435
TOTAL HEALTH CARE		101,139
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	$ 7,300	$ 7,300
L-3 Communications Corp. 1.5% 5/28/17	7,210	7,228
		14,528
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	64	68
Iberbond 2004 PLC 4.826% 12/24/17 (g)	1,141	1,151
		1,219
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	9,204	9,257
TOTAL INDUSTRIALS		25,004
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	20,300	20,396
Electronic Equipment & Components - 0.5%
Tyco Electronics Group SA:
1.6% 2/3/15	4,513	4,547
2.375% 12/17/18	1,729	1,741
6.55% 10/1/17	26,435	30,687
		36,975
IT Services - 0.7%
IBM Corp. 1.95% 7/22/16	11,579	11,904
The Western Union Co.:
1.227% 8/21/15 (e)	21,800	21,938
2.375% 12/10/15	3,818	3,904
2.875% 12/10/17	12,303	12,698
Xerox Corp. 4.25% 2/15/15	8,040	8,250
		58,694
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	9,430	9,536
TOTAL INFORMATION TECHNOLOGY		125,601
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.7%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	$ 4,625	$ 4,629
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,634
		13,263
Metals & Mining - 0.5%
Anglo American Capital PLC 1.1764% 4/15/16 (c)(e)	9,133	9,163
Rio Tinto Finance (U.S.A.) PLC:
1.0734% 6/17/16 (e)	7,000	7,070
1.375% 6/17/16	14,541	14,726
1.625% 8/21/17	8,700	8,801
		39,760
TOTAL MATERIALS		53,023
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
1.4% 12/1/17	8,600	8,575
2.5% 8/15/15	15,110	15,469
2.95% 5/15/16	16,570	17,256
British Telecommunications PLC:
1.25% 2/14/17	13,252	13,296
1.625% 6/28/16	5,269	5,343
2% 6/22/15	31,637	32,102
CenturyLink, Inc. 5.15% 6/15/17	11,140	12,115
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	8,640	9,001
Verizon Communications, Inc.:
2% 11/1/16	18,076	18,486
2.5% 9/15/16	41,733	43,204
		174,847
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
1.2344% 9/12/16 (e)	10,300	10,425
2.375% 9/8/16	12,066	12,428
		22,853
TOTAL TELECOMMUNICATION SERVICES		197,700
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 1.65% 12/15/17	$ 12,378	$ 12,452
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,906
Duke Energy Corp.:
0.6081% 4/3/17 (e)	13,484	13,526
1.625% 8/15/17	4,941	4,993
2.1% 6/15/18	6,987	7,082
FirstEnergy Corp. 2.75% 3/15/18	7,379	7,461
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,911
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	14,889
Northeast Utilities 1.45% 5/1/18	2,384	2,348
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,700
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,349
Southern Co. 2.375% 9/15/15	9,325	9,545
Xcel Energy, Inc. 0.75% 5/9/16	20,000	20,044
		134,206
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,411
1.95% 8/15/16	5,976	6,121
2.25% 9/1/15	13,949	14,232
2.5336% 9/30/66 (e)	7,611	7,030
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	27,950	27,873
NiSource Finance Corp. 5.4% 7/15/14	7,000	7,039
Sempra Energy 2.3% 4/1/17	8,835	9,083
		76,789
TOTAL UTILITIES		210,995
TOTAL NONCONVERTIBLE BONDS (Cost $3,187,927)		3,222,762
U.S. Government and Government Agency Obligations - 26.2%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.875% 2/8/18	417	413
1.625% 11/27/18	2,748	2,767
1.875% 9/18/18	1,483	1,512
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
0.875% 10/14/16	$ 46,827	$ 47,168
1% 9/29/17	15,906	15,915
1.25% 5/12/17	1,356	1,373
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		69,148
U.S. Treasury Obligations - 25.3%
U.S. Treasury Notes:
0.375% 5/31/16	103,945	103,945
0.5% 7/31/17	515,000	508,879
0.625% 7/15/16	77,630	77,964
0.625% 8/15/16	207,442	208,204
0.625% 12/15/16	371,198	371,372
0.625% 2/15/17	100,000	99,875
0.75% 1/15/17	145,351	145,760
0.875% 11/30/16 (d)	304,049	306,258
0.875% 1/31/17	164,722	165,649
0.875% 5/15/17	1,972	1,978
TOTAL U.S. TREASURY OBLIGATIONS		1,989,884
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,053,297)		2,059,032
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 2.2%
1.85% 10/1/33 (e)	191	198
1.885% 2/1/33 (e)	141	146
1.91% 12/1/34 (e)	159	165
1.91% 3/1/35 (e)	126	131
1.93% 10/1/33 (e)	77	79
1.94% 7/1/35 (e)	56	59
1.998% 3/1/35 (e)	1,174	1,221
2.05% 3/1/35 (e)	24	25
2.056% 10/1/35 (e)	143	150
2.23% 7/1/34 (e)	88	93
2.246% 11/1/34 (e)	1,011	1,070
2.252% 5/1/33 (e)	26	27
2.303% 6/1/36 (e)	189	200
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.305% 10/1/35 (e)	$ 6,996	$ 7,438
2.326% 5/1/35 (e)	1,841	1,944
2.332% 3/1/35 (e)	84	89
2.345% 2/1/35 (e)	1,877	1,991
2.363% 12/1/33 (e)	879	929
2.371% 7/1/35 (e)	1,636	1,730
2.387% 7/1/35 (e)	568	603
2.42% 11/1/36 (e)	273	290
2.421% 10/1/33 (e)	210	223
2.421% 11/1/36 (e)	2,405	2,562
2.427% 12/1/34 (e)	1,006	1,070
2.47% 8/1/35 (e)	1,548	1,645
2.485% 11/1/34 (e)	8,086	8,589
2.511% 4/1/35 (e)	2,881	3,080
2.535% 10/1/41 (e)	4,101	4,277
2.536% 6/1/42 (e)	1,505	1,553
2.696% 9/1/41 (e)	5,527	5,787
2.812% 10/1/35 (e)	359	384
2.949% 11/1/40 (e)	929	971
2.982% 9/1/41 (e)	1,091	1,142
3.027% 8/1/41 (e)	1,260	1,323
3.083% 10/1/41 (e)	541	567
3.205% 1/1/40 (e)	2,481	2,616
3.229% 7/1/41 (e)	1,672	1,762
3.255% 2/1/40 (e)	4,648	4,905
3.308% 1/1/40 (e)	4,942	5,248
3.348% 10/1/41 (e)	948	999
3.482% 3/1/40 (e)	2,080	2,177
3.5% 4/1/20 to 5/1/27	60,021	63,579
3.543% 7/1/41 (e)	1,704	1,802
3.55% 2/1/40 (e)	1,415	1,485
3.602% 3/1/40 (e)	2,476	2,644
3.606% 12/1/39 (e)	626	664
5.5% 10/1/17 to 11/1/34	29,632	32,960
6.5% 6/1/14 to 8/1/17	253	265
7% 9/1/14 to 11/1/18	176	184
7.5% 11/1/31	3	4
TOTAL FANNIE MAE		173,045
Freddie Mac - 0.9%
2.266% 11/1/35 (e)	1,306	1,382
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.311% 4/1/35 (e)	$ 2,050	$ 2,143
2.373% 1/1/35 (e)	71	75
2.447% 6/1/37 (e)	1,717	1,834
2.498% 8/1/36 (e)	813	866
2.517% 8/1/34 (e)	480	512
2.823% 3/1/33 (e)	16	17
2.954% 8/1/41 (e)	3,531	3,702
3% 8/1/21	9,140	9,541
3.065% 10/1/35 (e)	255	272
3.115% 9/1/41 (e)	1,951	2,050
3.234% 4/1/41 (e)	1,043	1,098
3.241% 9/1/41 (e)	999	1,051
3.282% 6/1/41 (e)	1,331	1,402
3.465% 5/1/41 (e)	1,126	1,190
3.5% 1/1/26	4,498	4,759
3.555% 4/1/40 (e)	1,879	1,996
3.587% 2/1/40 (e)	3,026	3,216
3.613% 4/1/40 (e)	1,459	1,558
3.622% 6/1/41 (e)	1,751	1,856
3.693% 5/1/41 (e)	1,577	1,670
4% 9/1/25 to 4/1/26	9,509	10,214
4.5% 8/1/18 to 11/1/18	8,818	9,363
5% 4/1/20	3,934	4,175
8.5% 5/1/27 to 7/1/28	189	230
12% 11/1/19	0*	0*
TOTAL FREDDIE MAC		66,172
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	1,446	1,705
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $236,075)		240,922
Asset-Backed Securities - 14.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	1,456	1,431
Series 2005-1 Class M1, 0.62% 4/25/35 (e)	447	393
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8% 3/25/34 (e)	81	75
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2006-OP1 Class M1, 0.43% 4/25/36 (e)	$ 8,000	$ 638
Ally Auto Receivables Trust:
Series 2013-1 Class A3, 0.63% 5/15/17	16,486	16,504
Series 2013-SN1 Class A3, 0.72% 5/20/16	13,707	13,732
Series 2014-SN1 Class A3, 0.75% 2/21/17	9,825	9,827
Ally Master Owner Trust:
Series 2010-4 Class A, 1.2211% 8/15/17 (e)	4,000	4,035
Series 2012-1 Class A2, 1.44% 2/15/17	5,000	5,033
Series 2012-4 Class A, 1.72% 7/15/19	5,070	5,116
Series 2012-5 Class A, 1.54% 9/15/19	19,335	19,388
Series 2013-1 Class A2, 1% 2/15/18	20,300	20,396
Series 2014-3 Class A, 1.33% 3/15/19	36,359	36,426
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,824
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,615
AmeriCredit Auto Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	17,370	17,366
Series 2013-5 Class A3, 0.9% 9/10/18	12,732	12,776
Series 2014-1 Class A3, 0.9% 2/8/19	7,713	7,723
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.9773% 4/25/34 (e)	60	40
Series 2005-R2 Class M1, 0.6% 4/25/35 (e)	517	513
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (e)	378	356
Series 2004-W7 Class M1, 0.9773% 5/25/34 (e)	227	209
Series 2006-W4 Class A2C, 0.31% 5/25/36 (e)	810	286
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5223% 3/25/36 (e)	7	0*
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	12,000	12,008
Capital Auto Receivables Asset Trust Series 2014-2 Class A2, 0.91% 4/20/17	12,000	12,007
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	48,779	48,846
Series 2013-A3 Class A3, 0.96% 9/16/19	13,122	13,145
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (e)	1,214	745
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (c)	1,114	1,118
Series 2013-2A Class A, 1.75% 11/15/17 (c)	6,048	6,073
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CFC LLC: - continued
Series 2014-1A Class A, 1.46% 12/17/18 (c)	$ 8,588	$ 8,574
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	49,767	49,814
Series 2013-A8 Class A8, 1.01% 10/15/18	10,000	10,036
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (c)	3,089	3,094
Series 2013-VT1 Class A3, 1.13% 7/20/20 (c)	17,500	17,634
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	24,100	24,129
Series 2013-A6 Class A6, 1.32% 9/7/18	27,860	28,160
Series 2014-A2 Class A2, 1.02% 2/22/19	16,050	16,048
Series 2014-A4 Class A4, 1.23% 4/24/19	15,650	15,711
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.65% 7/25/34 (e)	302	280
Series 2004-3 Class M4, 1.6073% 4/25/34 (e)	56	41
Series 2004-4 Class M2, 0.9473% 6/25/34 (e)	214	211
Discover Card Master Trust:
Series 2013-A2 Class A2, 0.69% 8/15/18	38,010	38,084
Series 2013-A5 Class A5, 1.04% 4/15/19	17,484	17,560
Series 2014-A3 Class A3, 1.22% 10/15/19	15,650	15,712
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (c)	12,000	12,004
Fannie Mae Series 2004-T5:
Class AB1, 0.6958% 5/28/35 (e)	634	590
Class AB3, 1.0117% 5/28/35 (e)	273	254
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (e)	196	158
Ford Credit Auto Lease Trust:
Series 2013-B Class A3, 0.76% 9/15/16	6,780	6,800
Series 2014-A Class A3, 0.68% 4/15/17	7,676	7,679
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	6,500	6,642
Series 2012-5 Class A, 1.49% 9/15/19	31,125	31,206
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,499
Series 2014-1 Class A1, 1.2% 2/15/19	17,530	17,542
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.575% 11/25/34 (e)	410	68
Class M5, 1.65% 11/25/34 (e)	158	3
Series 2005-A:
Class M3, 0.885% 1/25/35 (e)	639	529
Class M4, 1.17% 1/25/35 (e)	234	131
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (c)(e)	$ 1,392	$ 1,187
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (c)(e)	37	36
Series 2006-2A:
Class A, 0.3311% 11/15/34 (c)(e)	141	132
Class B, 0.4311% 11/15/34 (c)(e)	51	47
Class C, 0.5311% 11/15/34 (c)(e)	85	74
Class D, 0.9011% 11/15/34 (c)(e)	32	27
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,362
Series 2012-4 Class A, 0.4511% 6/15/18 (e)	20,430	20,415
Series 2012-5 Class A, 0.95% 6/15/18	18,240	18,308
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (c)	5,058	5,068
Series 2013-1A Class A3, 1.02% 2/24/17 (c)	10,000	10,041
GE Equipment Transportation LLC Series 2012-2:
Class A3, 0.62% 7/25/16	12,535	12,537
Class A4, 1.21% 9/25/17	8,850	8,884
GM Financial Automobile Leasing Trust Series 2014-1A Class A3, 1.01% 5/22/17 (c)	11,730	11,759
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (c)(e)	3,546	3,560
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (e)	76	72
Series 2003-3 Class M1, 1.44% 8/25/33 (e)	347	326
Series 2003-5 Class A2, 0.85% 12/25/33 (e)	205	190
Series 2004-1 Class M2, 1.85% 6/25/34 (e)	284	216
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (e)	902	488
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3, 0.66% 6/15/16 (c)	17,220	17,245
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	15,760	15,806
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5011% 5/15/18 (c)(e)	16,265	16,307
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	11,000	11,016
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.45% 7/25/36 (e)	49	3
Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (e)	694	685
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (e)	190	188
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (e)	$ 516	$ 84
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3% 7/25/36 (e)	8,593	3,891
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (e)	319	2
Mercedes-Benz Auto Lease Trust Series 2013-A Class A4, 0.72% 12/17/18	4,000	4,009
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	11,240	11,282
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (c)	37,710	37,857
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (e)	32	27
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (e)	102	87
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (e)	446	410
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (e)	960	910
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (e)	367	350
Series 2005-NC1 Class M1, 0.81% 1/25/35 (e)	269	248
Series 2005-NC2 Class B1, 1.905% 3/25/35 (e)	164	10
Series 2006-NC4 Class A2D, 0.39% 6/25/36 (e)	7,135	3,966
Nissan Auto Lease Trust Series 2012-B Class A4, 0.74% 9/17/18	4,773	4,782
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	13,513	13,571
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6222% 5/15/17 (e)	31,257	31,342
Series 2013-A Class A, 0.4522% 2/15/18 (e)	16,000	16,003
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9854% 10/30/45 (e)	1,764	1,729
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (e)	3,309	2,976
Class M4, 1.6% 9/25/34 (e)	460	294
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (e)	994	813
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (e)	3	3
Santander Drive Auto Receivables Trust:
Series 2012-5 Class A3, 0.83% 12/15/16	6,830	6,838
Series 2013-2 Class A3, 0.7% 9/15/17	10,000	10,010
Series 2013-4:
Class A2, 0.89% 9/15/16	5,562	5,568
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Santander Drive Auto Receivables Trust: - continued
Series 2013-4:
Class A3, 1.11% 12/15/17	$ 9,300	$ 9,347
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (e)	660	582
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8134% 6/15/33 (e)	1,204	1,117
Class C, 1.1834% 6/15/33 (e)	4,424	3,951
Series 2004-B:
Class A2, 0.4334% 6/15/21 (e)	3,745	3,714
Class C, 1.1034% 9/15/33 (e)	5,857	5,168
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.43% 9/25/19 (e)	17,275	17,266
Series 2013-1 Class A2, 0.4% 9/25/19 (e)	22,000	21,971
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (e)	33	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (e)	386	363
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (c)(e)	272	75
Volkswagen Auto Lease Trust:
Series 2013-A Class A3, 0.84% 7/20/16	11,590	11,644
Series 2014-A Class A3, 0.8% 4/20/17	11,976	11,981
Volkswagen Auto Loan Enhanced Trust Series 2014-1 Class A3, 0.91% 10/22/18	10,337	10,354
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (c)(e)	5,586	5,558
TOTAL ASSET-BACKED SECURITIES (Cost $1,119,469)		1,108,993
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 1.8%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4038% 8/28/47 (c)(e)	269	269
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (c)(e)	3,422	3,473
Series 2012-2R Class 1A1, 2.6424% 5/27/35 (c)(e)	7,196	7,428
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2493% 12/20/54 (e)	49	48
Series 2006-1A:
Class A5, 0.2893% 12/20/54 (c)(e)	21,682	21,487
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class C2, 1.3493% 12/20/54 (c)(e)	$ 4,170	$ 4,089
Series 2006-2:
Class A4, 0.2293% 12/20/54 (e)	3,092	3,061
Class C1, 1.0893% 12/20/54 (e)	15,090	14,655
Class M2, 0.6093% 12/20/54 (e)	3,000	2,882
Series 2006-3 Class C2, 1.1493% 12/20/54 (e)	6,611	6,444
Series 2006-4:
Class A4, 0.2493% 12/20/54 (e)	5,620	5,565
Class B1, 0.3293% 12/20/54 (e)	13,366	12,924
Class C1, 0.9093% 12/20/54 (e)	8,172	7,839
Class M1, 0.4893% 12/20/54 (e)	3,521	3,381
Series 2007-1:
Class 1C1, 0.7493% 12/20/54 (e)	1,340	1,271
Class 1M1, 0.4493% 12/20/54 (e)	881	848
Class 2C1, 1.0093% 12/20/54 (e)	610	589
Class 2M1, 0.6493% 12/20/54 (e)	1,132	1,089
Class 3A1, 0.3493% 12/20/54 (e)	5,733	5,682
Series 2007-2:
Class 2C1, 1.011% 12/17/54 (e)	1,568	1,514
Class 3A1, 0.331% 12/17/54 (e)	1,196	1,186
Granite Mortgages Series 2003-2 Class 1A3, 0.7279% 7/20/43 (e)	5,648	5,649
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6279% 1/20/44 (e)	1,406	1,403
Class 1C, 2.6779% 1/20/44 (e)	2,644	2,727
Series 2004-1 Class 2A1, 0.5549% 3/20/44 (e)	18,164	18,111
Series 2004-3 Class 2A1, 0.5149% 9/20/44 (e)	5,539	5,517
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (e)	358	294
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (e)	583	534
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (c)(e)	260	239
Class B6, 3.0004% 7/10/35 (c)(e)	31	28
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (e)	19	18
TOTAL PRIVATE SPONSOR		140,244
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 3.0%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.65% 9/25/23 (e)	$ 769	$ 772
Series 2010-86 Class FE, 0.6% 8/25/25 (e)	2,425	2,443
Series 2013-9 Class FA, 0.5% 3/25/42 (e)	19,012	19,062
floater planned amortization class Series 2005-90 Class FC, 0.4% 10/25/35 (e)	4,026	4,035
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	8,369	8,921
planned amortization class Series 2012-94 Class E, 3% 6/25/22	4,755	4,945
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	843	931
Series 2003-76 Class BA, 4.5% 3/25/18	379	383
Series 2009-31 Class A, 4% 2/25/24	1,222	1,284
Series 2010-135 Class DE, 2.25% 4/25/24	4,688	4,808
Series 2011-16 Class FB, 0.3% 3/25/31 (e)	10,918	10,928
Series 2010-123 Class DL, 3.5% 11/25/25	2,068	2,146
Series 2010-143 Class B, 3.5% 12/25/25	3,413	3,563
Series 2011-23 Class AB, 2.75% 6/25/20	2,760	2,846
Series 2011-88 Class AB, 2.5% 9/25/26	3,609	3,706
Series 2013-40 Class PV, 2% 1/25/26	13,221	13,468
Freddie Mac:
floater:
Series 2711 Class FC, 1.0511% 2/15/33 (e)	6,734	6,835
Series 3879 Class AF, 0.5811% 6/15/41 (e)	10,049	10,114
floater planned amortization class:
Series 2953 Class LF, 0.4511% 12/15/34 (e)	2,697	2,705
Series 3117 Class JF, 0.4511% 2/15/36 (e)	4,274	4,288
floater sequential payer:
Series 3325:
Class FM, 0.5811% 5/15/37 (e)	4,276	4,299
Class FN, 0.5811% 5/15/37 (e)	4,276	4,299
Series 3943 Class EF 0.4011% 2/15/26 (e)	6,933	6,939
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	11,505	11,698
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	519	542
Series 2535 Class PC, 6% 9/15/32	236	240
Series 2866 Class XE, 4% 12/15/18	635	638
Series 3763 Class QA, 4% 4/15/34	5,872	6,205
Series 3792 Class DF, 0.5511% 11/15/40 (e)	14,665	14,710
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3820 Class DA, 4% 11/15/35	$ 5,607	$ 6,018
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	343	345
Series 3659 Class EJ 3% 6/15/18	5,411	5,572
Series 3696 Class AE, 1.2% 7/15/15	1,089	1,091
Series 3949 Class MK, 4.5% 10/15/34	4,607	4,976
Series 4221-CLS Class GA, 1.4% 7/15/23	23,232	23,254
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.6811% 12/16/39 (e)	3,221	3,250
Series 2012-113 Class FJ, 0.3993% 1/20/42 (e)	8,304	8,278
floater planned amortization class Series 2005-47 Class FX, 0.2993% 5/20/34 (e)	14,558	14,548
floater sequential payer:
Series 2010-120 Class FB 0.4493% 9/20/35 (e)	4,639	4,652
Series 2011-150 Class D, 3% 4/20/37	1,790	1,817
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,105	1,113
Series 2010-99 Class PT, 3.5% 8/20/33	1,441	1,453
TOTAL U.S. GOVERNMENT AGENCY		234,120
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $359,074)		374,364
Commercial Mortgage Securities - 9.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (e)(f)	1,806	44
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	7,507	8,114
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	14,539	15,848
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3011% 8/15/29 (c)(e)	23,500	23,523
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (c)(e)	29	26
Series 2005-4A:
Class A2, 0.54% 1/25/36 (c)(e)	2,615	2,376
Class B1, 1.55% 1/25/36 (c)(e)	196	38
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.6% 1/25/36 (c)(e)	$ 835	$ 463
Class M2, 0.62% 1/25/36 (c)(e)	271	142
Class M3, 0.65% 1/25/36 (c)(e)	360	184
Class M4, 0.76% 1/25/36 (c)(e)	200	96
Class M5, 0.8% 1/25/36 (c)(e)	200	70
Class M6, 0.85% 1/25/36 (c)(e)	203	56
Series 2006-3A Class M4, 0.58% 10/25/36 (c)(e)	41	5
Series 2007-1 Class A2, 0.42% 3/25/37 (c)(e)	1,656	1,157
Series 2007-2A:
Class A1, 0.42% 7/25/37 (c)(e)	319	264
Class A2, 0.47% 7/25/37 (c)(e)	299	218
Class M1, 0.52% 7/25/37 (c)(e)	106	35
Class M2, 0.56% 7/25/37 (c)(e)	59	10
Class M3, 0.64% 7/25/37 (c)(e)	60	6
Class M4, 0.8% 7/25/37 (c)(e)	30	1
Series 2007-3:
Class A2, 0.44% 7/25/37 (c)(e)	396	285
Class M1, 0.46% 7/25/37 (c)(e)	298	192
Class M2, 0.49% 7/25/37 (c)(e)	320	182
Class M3, 0.52% 7/25/37 (c)(e)	519	223
Class M4, 0.65% 7/25/37 (c)(e)	814	201
Class M5, 0.75% 7/25/37 (c)(e)	413	93
Class M6, 0.95% 7/25/37 (c)(e)	37	0*
Series 2007-4A:
Class A2, 0.7043% 9/25/37 (c)(e)	3,896	1,072
Class M1, 1.1043% 9/25/37 (c)(e)	614	67
Class M2, 1.2043% 9/25/37 (c)(e)	612	30
Series 2006-2A Class IO, 0% 7/25/36 (c)(f)	26,803	0
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.6069% 3/11/39 (e)	1,836	1,836
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (c)(e)	93	93
Class J, 0.8511% 3/15/22 (c)(e)	303	294
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,409	8,649
Series 2006-PW13 Class A1A, 5.533% 9/11/41	13,972	15,150
Series 2006-PW14 Class A1A, 5.189% 12/11/38	5,687	6,203
Series 2006-T22 Class A1A, 5.761% 4/12/38 (e)	14,144	15,169
Series 2005-T18 Class A4, 4.933% 2/13/42	10,978	11,213
Series 2006-PW12 Class A1A, 5.891% 9/11/38 (e)	11,194	12,106
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (c)(e)	$ 3,012	$ 2,904
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,713	10,784
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (c)(e)(f)	18,459	180
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.313% 5/15/30 (c)(e)	12,382	12,428
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	5,610	5,598
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.4024% 7/15/44 (e)	4,924	5,138
Series 2006-CD2 Class A1B, 5.4876% 1/15/46 (e)	22,883	24,198
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0011% 4/15/17 (c)(e)	85	85
sequential payer:
Series 2006-C7 Class A1A, 5.9336% 6/10/46 (e)	20,472	22,129
Series 2006-C8:
Class A1A, 5.292% 12/10/46	12,521	13,695
Class A4, 5.306% 12/10/46	10,980	11,898
Series 2004-LB4A Class A5, 4.84% 10/15/37	27,924	28,088
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	2,662	2,663
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.6122% 8/15/36 (e)(f)	2,230	3
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (c)(e)	38	38
Series 2014-ICE:
Class A, 1.1% 4/20/27 (e)	10,814	10,814
Class B, 1.55% 4/20/27 (c)(e)	9,494	9,494
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,185	1,197
Del Coronado Trust floater Series 2013-HDC Class A, 0.953% 3/15/26 (c)(e)	5,000	4,994
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.951% 12/5/31 (c)(e)	6,879	6,879
Class A2FL, 0.851% 12/5/31 (c)(e)	9,010	9,005
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	7,647	7,777
sequential payer Series K501 Class A1, 1.337% 6/25/16	8,976	9,058
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
Series K707 Class A1, 1.615% 9/25/18	$ 10,396	$ 10,503
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.4566% 3/10/44 (e)	11,722	12,400
Series 2001-1 Class X1, 1.3938% 5/15/33 (c)(e)(f)	1,023	25
Series 2006-C1 Class A1A, 5.4566% 3/10/44 (e)	8,138	8,656
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	2,979	2,990
GS Mortgage Securities Corp. II:
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (e)	1,835	1,836
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (e)	7,569	8,040
Class A2, 5.506% 4/10/38	55	55
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (c)	2,330	2,369
Series 2013-KYO Class A, 1.0005% 11/8/29 (c)(e)	14,820	14,857
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	9,401	10,213
Class A4, 5.56% 11/10/39 (e)	5,644	6,136
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	3,426	3,447
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,654	1,663
Series 2013-GC12 Class A1, 0.742% 6/10/46 (e)	5,629	5,605
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.153% 11/5/30 (c)(e)	8,353	8,358
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (c)	2,160	2,242
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	5,146	5,158
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (c)(e)	81	81
Class F, 0.4811% 11/15/18 (c)(e)	182	179
Class G, 0.5111% 11/15/18 (c)(e)	158	154
Class H, 0.6511% 11/15/18 (c)(e)	121	117
Series 2013-FL3 Class A1, 0.9511% 4/15/28 (c)(e)	12,570	12,517
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	14,956	16,225
Series 2007-LD11 Class A2, 5.9741% 6/15/49 (e)	906	906
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2013-C10, Class A1, 0.7302% 12/15/47	$ 4,073	$ 4,058
Series 13-LC11 Class A1, 0.7664% 4/15/46	9,494	9,434
Series 2006-LDP7 Class A1A, 6.0252% 4/15/45 (e)	17,250	18,735
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	10,583	10,766
Series 2006-C6 Class A4, 5.372% 9/15/39	3,358	3,650
Series 2004-C8, 4.799% 12/15/29	2,442	2,465
Series 2007-C7 Class A3, 5.866% 9/15/45	4,850	5,484
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (c)(e)	68	68
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4573% 11/12/37 (e)	3,979	4,178
Series 2006-C2 Class A1A, 5.739% 8/12/43 (e)	12,967	14,140
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	416	415
Series 2006-4 Class XP, 0.8119% 12/12/49 (e)(f)	62,199	214
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	6,322	6,338
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (c)(e)	241	150
Series 2007-XLFA:
Class A2, 0.252% 10/15/20 (c)(e)	3,950	3,944
Class B, 0.282% 10/15/20 (c)(e)	202	201
Class C, 0.312% 10/15/20 (c)(e)	2,400	2,381
Class D, 0.342% 10/15/20 (c)(e)	1,889	1,859
Class E, 0.402% 10/15/20 (c)(e)	562	550
Class F, 0.452% 10/15/20 (c)(e)	337	329
Class G, 0.492% 10/15/20 (c)(e)	417	402
Class H, 0.582% 10/15/20 (c)(e)	262	240
Class J, 0.732% 10/15/20 (c)(e)	152	78
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,203	2,232
Series 2012-C4 Class A1, 1.085% 3/15/45	4,796	4,805
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	10,189	10,996
Series 2006-IQ11 Class A1A, 5.8168% 10/15/42 (e)	15,427	16,544
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-T27 Class A1A, 5.8315% 6/11/42 (e)	$ 14,333	$ 16,017
SCG Trust Series 2013-SRP1 Class A, 1.5522% 11/15/26 (c)(e)	8,956	8,985
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	2,681	2,694
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	4,718	4,694
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (c)(e)	704	691
Class J, 0.7511% 9/15/21 (c)(e)	266	256
Series 2007-WHL8 Class F, 0.6311% 6/15/20 (c)(e)	2,172	2,005
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	18,726	20,523
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (e)	15,018	15,969
Class A5, 5.416% 1/15/45 (e)	15,350	16,402
Series 2006-C24 Class A1A, 5.557% 3/15/45 (e)	13,063	13,984
Series 2006-C25 Class A1A, 5.9028% 5/15/43 (e)	10,687	11,576
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	10,054	10,877
Series 2006-C27 Class A3, 5.765% 7/15/45 (e)	4,823	5,141
Series 2007-C31A Class A2, 5.421% 4/15/47	935	936
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	14,161	14,279
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	1,404	1,414
Series 2012-C8 Class A1, 0.864% 8/15/45	3,795	3,797
Series 2013-C13 Class A1, 0.778% 5/15/45	3,330	3,326
Series 2013-C14 Class A1, 0.836% 6/15/46	3,487	3,468
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $759,242)		741,203
Municipal Securities - 0.6%
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	$ 35,250	$ 36,018
Series 2011, 4.511% 3/1/15	14,745	15,157
TOTAL MUNICIPAL SECURITIES (Cost $50,962)		51,175
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (c)	9,195	9,457
Ontario Province 1% 7/22/16	30,000	30,280
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,164)		39,737
Commercial Paper - 0.1%

Sempra Global 0.7% 3/6/15 (Cost $8,951)	9,000	8,968
Money Market Funds - 2.0%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $160,688)	160,687,867	160,688
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $7,974,849)		8,007,844
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(140,853)
NET ASSETS - 100%		$ 7,866,991
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 269	$ (204)	$ 0	$ (204)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $753,005,000 or 9.6% of net assets.

(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,104,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,151,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,106
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 52
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,222,762	$ -	$ 3,221,611	$ 1,151
U.S. Government and Government Agency Obligations	2,059,032	-	2,059,032	-
U.S. Government Agency - Mortgage Securities	240,922	-	240,922	-
Asset-Backed Securities	1,108,993	-	1,099,041	9,952
Collateralized Mortgage Obligations	374,364	-	374,097	267
Commercial Mortgage Securities	741,203	-	741,203	-
Municipal Securities	51,175	-	51,175	-
Foreign Government and Government Agency Obligations	39,737	-	39,737	-
Commercial Paper	8,968	-	8,968	-
Money Market Funds	160,688	160,688	-	-
Total Investments in Securities:	$ 8,007,844	$ 160,688	$ 7,835,786	$ 11,370
Derivative Instruments:
Liabilities
Swaps	$ (204)	$ -	$ (204)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $7,975,401,000. Net unrealized appreciation aggregated $32,443,000, of which $75,977,000 related to appreciated investment securities and $43,534,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.804863.110

AIGB-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (c)	$ 633	$ 650
4.25% 6/15/23 (c)	4,447	4,663
		5,313
Media - 2.2%
Comcast Corp.:
5.15% 3/1/20	5,596	6,436
5.7% 5/15/18	6,385	7,370
6.5% 1/15/17	4,125	4,717
COX Communications, Inc. 3.25% 12/15/22 (c)	2,605	2,559
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,350
Discovery Communications LLC 3.25% 4/1/23	954	939
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,541
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,888
4.5% 9/15/42	3,988	3,892
5.5% 9/1/41	2,866	3,167
5.85% 5/1/17	1,845	2,083
5.875% 11/15/40	2,631	3,068
6.75% 7/1/18	5,587	6,652
8.25% 4/1/19	10,913	13,891
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,550
6.2% 3/15/40	5,000	6,034
Viacom, Inc.:
2.5% 9/1/18	800	819
4.25% 9/1/23	13,340	14,050
		135,006
TOTAL CONSUMER DISCRETIONARY		140,319
CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (c)	2,654	2,653
2.75% 4/1/23 (c)	2,773	2,667
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,098
		9,418
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	$ 4,515	$ 4,761
Walgreen Co. 1.8% 9/15/17	2,197	2,225
		6,986
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,495
3.2% 1/25/23	2,882	2,813
		5,308
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,474
4% 1/31/24	3,444	3,551
4.75% 5/5/21	6,000	6,654
5.375% 1/31/44	5,897	6,396
9.25% 8/6/19	1,776	2,375
9.7% 11/10/18	2,882	3,812
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,387
4.75% 11/1/42	4,468	4,310
6.15% 9/15/43	2,440	2,813
6.75% 6/15/17	7,156	8,271
7.25% 6/15/37	9,654	12,045
		68,088
TOTAL CONSUMER STAPLES		89,800
ENERGY - 4.0%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	5,133
5.35% 3/15/20 (c)	4,973	5,451
5.85% 5/21/43 (c)(g)	9,697	9,164
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,442
Transocean, Inc. 5.05% 12/15/16	3,231	3,521
		26,711
Oil, Gas & Consumable Fuels - 3.5%
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,311
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP: - continued
2.7% 4/1/19	$ 563	$ 570
3.875% 3/15/23	6,006	6,078
5.6% 4/1/44	5,868	6,474
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	1,789	1,794
3.9% 5/15/24 (c)	1,887	1,891
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,029
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,913
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	2,848
Petro-Canada 6.05% 5/15/18	1,963	2,278
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	29,113
5.625% 5/20/43	6,485	5,824
7.25% 3/17/44	17,501	19,309
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	9,321	9,678
Petroleos Mexicanos:
4.875% 1/18/24 (c)	4,376	4,660
5.5% 6/27/44	38,697	39,906
6.375% 1/23/45 (c)	13,790	15,876
6.5% 6/2/41	19,664	22,987
Phillips 66 Co. 4.3% 4/1/22	4,638	5,034
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	803
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,737
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,084
2.95% 9/25/18	1,066	1,107
4.6% 6/15/21	1,124	1,235
Western Gas Partners LP 5.375% 6/1/21	6,237	7,049
Williams Partners LP:
4.125% 11/15/20	1,029	1,098
4.3% 3/4/24	4,326	4,489
		211,175
TOTAL ENERGY		237,886
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 14.7%
Banks - 5.6%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (c)	$ 6,280	$ 6,406
Bank of America Corp.:
3.3% 1/11/23	26,509	26,073
3.875% 3/22/17	3,343	3,576
4.1% 7/24/23	6,196	6,399
5.65% 5/1/18	3,745	4,258
5.75% 12/1/17	9,833	11,136
Bank of America NA 5.3% 3/15/17	3,698	4,074
Barclays Bank PLC 2.5% 2/20/19	3,600	3,661
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,232
4.05% 7/30/22	2,865	2,926
4.5% 1/14/22	6,932	7,510
5.3% 5/6/44	10,715	10,935
5.5% 9/13/25	2,420	2,672
6.125% 5/15/18	3,326	3,846
Credit Suisse AG 6% 2/15/18	8,864	10,142
Discover Bank:
4.2% 8/8/23	4,147	4,365
7% 4/15/20	6,703	8,075
8.7% 11/18/19	1,409	1,793
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,249
8.25% 3/1/38	2,385	3,501
HBOS PLC 6.75% 5/21/18 (c)	3,056	3,526
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,201
5.25% 3/14/44	2,255	2,380
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,942
JPMorgan Chase & Co.:
2.35% 1/28/19	5,247	5,307
3.2% 1/25/23	13,623	13,487
3.25% 9/23/22	25,741	25,734
4.35% 8/15/21	15,680	17,069
4.5% 1/24/22	4,927	5,381
4.95% 3/25/20	8,888	10,013
KeyBank NA 6.95% 2/1/28	1,344	1,681
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Bank:
6.45% 6/26/37	$ 9,230	$ 10,908
7.5% 5/15/18	18,321	21,814
Regions Financial Corp. 2% 5/15/18	6,934	6,913
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	18,000	17,988
6% 12/19/23	25,238	27,048
6.1% 6/10/23	8,465	9,170
6.125% 12/15/22	13,328	14,500
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,579
		339,043
Capital Markets - 2.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,335
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,317
2.625% 1/31/19	13,825	14,011
2.9% 7/19/18	9,276	9,587
5.25% 7/27/21	5,652	6,347
5.75% 1/24/22	7,392	8,545
5.95% 1/18/18	4,817	5,488
6.75% 10/1/37	15,413	18,467
Lazard Group LLC:
4.25% 11/14/20	2,996	3,141
6.85% 6/15/17	2,464	2,808
Morgan Stanley:
2.125% 4/25/18	9,946	10,034
3.75% 2/25/23	8,227	8,347
4.875% 11/1/22	14,515	15,528
5% 11/24/25	1,504	1,594
5.75% 1/25/21	7,597	8,785
6.625% 4/1/18	7,981	9,343
7.3% 5/13/19	4,777	5,834
		147,511
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	4,866	4,939
5.2% 4/27/22	4,096	4,533
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	9,187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (c)	$ 1,673	$ 1,691
1.875% 8/9/16 (c)	1,594	1,620
2.125% 10/2/17 (c)	1,850	1,879
2.875% 8/9/18 (c)	2,827	2,922
		26,771
Diversified Financial Services - 0.3%
Five Corners Funding Trust 4.419% 11/15/23 (c)	5,900	6,239
ING Bank NV 5.8% 9/25/23 (c)	2,826	3,157
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	5,760	5,791
TECO Finance, Inc. 5.15% 3/15/20	2,067	2,334
		17,521
Insurance - 1.7%
AIA Group Ltd. 2.25% 3/11/19 (c)	1,290	1,291
American International Group, Inc.:
4.875% 9/15/16	3,411	3,706
4.875% 6/1/22	1,895	2,118
5.6% 10/18/16	5,665	6,257
Aon Corp. 5% 9/30/20	2,135	2,409
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,440
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	10,398	10,762
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,650
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,273	5,838
6.7% 8/15/16 (c)	7,459	8,373
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,278
MetLife, Inc.:
1.756% 12/15/17 (b)	2,220	2,247
3.048% 12/15/22	4,547	4,501
4.368% 9/15/23	5,202	5,613
Metropolitan Life Global Funding I 3% 1/10/23 (c)	4,260	4,227
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,853	7,343
Pacific LifeCorp:
5.125% 1/30/43 (c)	8,278	8,609
6% 2/10/20 (c)	422	485
Prudential Financial, Inc.:
2.3% 8/15/18	877	894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
4.5% 11/16/21	$ 2,796	$ 3,079
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,252
Unum Group 5.625% 9/15/20	4,155	4,804
		104,176
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,568
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,831
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,866
4.2% 12/15/23	5,842	6,186
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,079
Camden Property Trust:
2.95% 12/15/22	2,605	2,518
4.25% 1/15/24	4,889	5,134
Developers Diversified Realty Corp.:
4.625% 7/15/22	9,008	9,685
4.75% 4/15/18	4,483	4,901
7.5% 4/1/17	2,623	3,040
9.625% 3/15/16	5,988	6,881
Duke Realty LP:
3.625% 4/15/23	3,352	3,327
3.875% 10/15/22	9,433	9,599
4.375% 6/15/22	2,822	2,980
5.5% 3/1/16	5,038	5,420
5.95% 2/15/17	1,536	1,713
6.5% 1/15/18	5,065	5,823
Equity One, Inc.:
3.75% 11/15/22	12,000	11,928
5.375% 10/15/15	585	620
6% 9/15/17	3,423	3,842
6.25% 1/15/17	2,422	2,695
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,638
6.2% 1/15/17	1,215	1,369
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,820
4.7% 9/15/17	832	913
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,499
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 2,002	$ 2,075
6.65% 1/15/18	2,600	2,850
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,079
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (c)	1,915	1,926
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,073	1,146
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,784
Weingarten Realty Investors 3.375% 10/15/22	990	973
WP Carey, Inc. 4.6% 4/1/24	11,566	12,054
		133,762
Real Estate Management & Development - 1.9%
BioMed Realty LP:
2.625% 5/1/19	1,091	1,098
3.85% 4/15/16	5,000	5,260
4.25% 7/15/22	2,226	2,302
6.125% 4/15/20	1,872	2,171
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,763
4.95% 4/15/18	3,528	3,849
5.7% 5/1/17	2,243	2,482
7.5% 5/15/15	805	855
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,752
ERP Operating LP:
4.625% 12/15/21	7,320	8,086
5.75% 6/15/17	1,259	1,426
Essex Portfolio LP 3.875% 5/1/24 (c)	4,176	4,261
Liberty Property LP:
3.375% 6/15/23	3,567	3,486
4.125% 6/15/22	2,421	2,521
5.5% 12/15/16	3,158	3,464
6.625% 10/1/17	3,709	4,261
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,645
3.15% 5/15/23	7,757	7,088
4.5% 4/18/22	1,473	1,489
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,248
5.5% 10/1/15 (c)	5,995	6,359
6.05% 9/1/16 (c)	4,436	4,880
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 3.375% 12/1/22	$ 1,090	$ 1,063
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	6,741	7,000
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,323
Regency Centers LP 5.25% 8/1/15	2,315	2,436
Tanger Properties LP:
3.875% 12/1/23	2,574	2,635
6.125% 6/1/20	4,725	5,572
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,367	4,425
4% 4/30/19	2,018	2,172
		115,372
TOTAL FINANCIALS		884,156
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.4%
Aetna, Inc. 1.5% 11/15/17	721	724
Express Scripts Holding Co. 4.75% 11/15/21	5,135	5,686
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	842
2.875% 3/15/23	8,722	8,557
WellPoint, Inc. 3.3% 1/15/23	9,384	9,347
		25,156
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,676
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	6,181	6,233
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,760
Zoetis, Inc. 3.25% 2/1/23	2,627	2,595
		10,588
TOTAL HEALTH CARE		37,420
INDUSTRIALS - 0.2%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	888	995
6.795% 2/2/20	156	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,647	$ 1,772
8.36% 1/20/19	5,818	6,575
		9,508
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,984	3,301
TOTAL INDUSTRIALS		12,809
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,202
6.55% 10/1/17	2,421	2,810
		4,012
MATERIALS - 1.3%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,968
4.25% 11/15/20	2,512	2,719
		7,687
Metals & Mining - 1.2%
Anglo American Capital PLC 4.125% 4/15/21 (c)	6,319	6,414
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,733
4.1% 5/1/23	45,332	44,131
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	5,087	5,248
4.25% 7/17/42 (c)	1,402	1,275
4.5% 8/13/23 (c)	2,306	2,460
5.625% 10/18/43 (c)	5,742	6,317
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,347	3,298
		72,876
TOTAL MATERIALS		80,563
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. 5.55% 8/15/41	$ 27,220	$ 30,685
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	291
CenturyLink, Inc.:
5.15% 6/15/17	528	574
6% 4/1/17	1,320	1,455
6.15% 9/15/19	3,260	3,553
Embarq Corp.:
7.082% 6/1/16	4,231	4,699
7.995% 6/1/36	11,427	12,470
Verizon Communications, Inc.:
4.5% 9/15/20	12,208	13,485
6.1% 4/15/18	6,019	6,983
6.55% 9/15/43	72,080	91,340
		165,535
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	7,111
3.125% 7/16/22	3,499	3,452
		10,563
TOTAL TELECOMMUNICATION SERVICES		176,098
UTILITIES - 2.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,851
2.95% 12/15/22	2,683	2,615
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,443	3,965
6.4% 9/15/20 (c)	9,167	10,841
Edison International 3.75% 9/15/17	3,716	3,977
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,639
4.25% 3/15/23	9,775	9,666
7.375% 11/15/31	11,243	13,219
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,055
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,297
Northeast Utilities 1.45% 5/1/18	1,747	1,721
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,422
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. 2.7% 10/1/15	$ 3,942	$ 4,029
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,763
		82,060
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,264
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,630
		4,894
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,192	1,240
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.5336% 9/30/66 (g)	10,147	9,372
7.5% 6/30/66 (g)	3,654	3,960
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,276
5.25% 2/15/43	5,352	5,735
5.45% 9/15/20	1,461	1,667
5.8% 2/1/42	2,709	3,089
5.95% 6/15/41	4,935	5,729
PG&E Corp. 2.4% 3/1/19	848	859
Puget Energy, Inc. 6% 9/1/21	742	878
Sempra Energy 2.3% 4/1/17	5,159	5,304
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	4,141
		43,010
TOTAL UTILITIES		131,204
TOTAL NONCONVERTIBLE BONDS (Cost $1,689,825)		1,794,267
U.S. Treasury Obligations - 35.6%

U.S. Treasury Notes:
0.625% 11/30/17 (e)	925,186	912,480
0.75% 12/31/17	100,421	99,323
0.75% 2/28/18	360,510	355,525
1.25% 10/31/18	240,648	239,445
1.375% 9/30/18 (f)	24,847	24,886
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
1.5% 1/31/19 (e)	$ 254,410	$ 255,026
1.625% 4/30/19	25,000	25,125
2% 2/28/21	26,641	26,624
2% 5/31/21	200,000	199,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,131,138)		2,137,653
U.S. Government Agency - Mortgage Securities - 0.9%

Fannie Mae - 0.5%
2.303% 6/1/36 (g)	118	125
2.45% 2/1/35 (g)	1,968	2,101
2.643% 7/1/37 (g)	232	248
3% 10/1/42 to 8/1/43	5,135	5,089
3.5% 8/1/42 to 8/1/43	2,445	2,521
3.5% 6/1/44 (d)	4,000	4,119
3.5% 6/1/44 (d)	400	412
4% 9/1/40 to 1/1/44	998	1,061
4% 6/1/44 (d)	1,300	1,377
4% 6/1/44 (d)	1,000	1,059
4% 6/1/44 (d)	300	318
4.5% 12/1/23 to 8/1/41	4,129	4,471
4.5% 6/1/44 (d)	1,900	2,054
4.5% 6/1/44 (d)	400	432
5% 10/1/21 to 4/1/42	3,392	3,727
5% 6/1/44 (d)	300	331
6% 3/1/22	49	54
TOTAL FANNIE MAE		29,499
Freddie Mac - 0.1%
3.065% 10/1/35 (g)	158	169
3.5% 1/1/26	570	603
4% 6/1/24 to 3/1/42	3,414	3,648
4.5% 7/1/25	494	533
5.5% 11/1/33 to 8/1/38	372	416
6% 7/1/37 to 8/1/37	1,057	1,190
6.5% 9/1/39	1,253	1,405
TOTAL FREDDIE MAC		7,964
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 0.3%
3.5% 3/15/42 to 11/15/42	$ 861	$ 897
4% 11/20/40 to 10/15/41	4,123	4,413
4% 6/1/44 (d)	2,400	2,562
4.5% 5/15/39 to 4/15/41	3,678	4,026
5% 4/15/40 to 6/20/41	2,303	2,564
5.5% 12/20/28 to 8/20/37	2,189	2,474
TOTAL GINNIE MAE		16,936
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $53,143)		54,399
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (g)	421	369
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (g)	154	142
Airspeed Ltd. Series 2007-1A Class C1, 2.6511% 6/15/32 (c)(g)	5,322	3,007
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (g)	37	33
Series 2004-R2 Class M3, 0.9773% 4/25/34 (g)	57	37
Series 2005-R2 Class M1, 0.6% 4/25/35 (g)	486	482
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (g)	30	29
Series 2004-W7 Class M1, 0.9773% 5/25/34 (g)	808	743
Series 2006-W4 Class A2C, 0.31% 5/25/36 (g)	761	269
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (g)	1,140	700
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (g)	16	9
Series 2004-3 Class M4, 1.6073% 4/25/34 (g)	52	38
Series 2004-4 Class M2, 0.9473% 6/25/34 (g)	201	198
Series 2004-7 Class AF5, 5.868% 1/25/35 (b)	2,147	2,252
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (g)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (g)	231	186
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.975% 3/25/34 (g)	$ 9	$ 8
Fremont Home Loan Trust Series 2005-A Class M4, 1.17% 1/25/35 (g)	220	123
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (c)(g)	1,765	1,506
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (c)(g)	35	34
Series 2006-2A:
Class A, 0.3311% 11/15/34 (c)(g)	673	633
Class B, 0.4311% 11/15/34 (c)(g)	244	224
Class C, 0.5311% 11/15/34 (c)(g)	403	352
Class D, 0.9011% 11/15/34 (c)(g)	193	164
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (c)	259	20
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (c)(g)	456	457
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (g)	144	137
Series 2003-3 Class M1, 1.44% 8/25/33 (g)	327	307
Series 2003-5 Class A2, 0.85% 12/25/33 (g)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (g)	913	495
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (g)	701	693
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (g)	178	177
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (g)	1,605	260
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (g)	300	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (g)	60	51
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (g)	240	206
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (g)	451	414
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (g)	1,153	1,092
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (g)	36	35
Series 2004-NC8 Class M6, 2.025% 9/25/34 (g)	72	48
Series 2005-NC1 Class M1, 0.81% 1/25/35 (g)	253	234
Series 2005-NC2 Class B1, 1.905% 3/25/35 (g)	154	9
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (g)	903	753
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (g)	$ 337	$ 303
Class M4, 1.6% 9/25/34 (g)	433	276
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (g)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (g)	617	551
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (g)	39	28
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (g)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (c)(g)	1,761	484
TOTAL ASSET-BACKED SECURITIES (Cost $16,751)		18,632
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
CSMC Series 2014-3R:
Class 2A1, 0.8555% 5/27/37 (c)(g)	13,904	13,272
Class AA1, 0.4355% 5/27/37 (c)(g)	7,872	7,310
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (g)	388	388
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3293% 12/20/54 (g)	2,694	2,605
Class M1, 0.4893% 12/20/54 (g)	710	682
Series 2007-1:
Class 1M1, 0.4493% 12/20/54 (g)	894	861
Class 2M1, 0.6493% 12/20/54 (g)	1,148	1,104
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6779% 1/20/44 (g)	341	352
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6463% 8/25/36 (g)	782	662
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (g)	337	276
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (g)	589	540
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.44% 7/25/35 (g)	883	840
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (c)(g)	$ 312	$ 286
Class B6, 3.0004% 7/10/35 (c)(g)	413	384
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (g)	18	17
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (g)	110	110
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,653)		29,689
Commercial Mortgage Securities - 7.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (g)(i)	466	11
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.901% 5/10/45 (g)	391	399
Series 2006-3 Class A4, 5.889% 7/10/44	4,642	5,026
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,245
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,402	3,471
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	70
Series 2007-3:
Class A3, 5.7155% 6/10/49 (g)	1,738	1,736
Class A4, 5.7155% 6/10/49 (g)	2,283	2,514
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1% 12/25/33 (c)(g)	34	30
Series 2005-3A:
Class A2, 0.55% 11/25/35 (c)(g)	241	210
Class M1, 0.59% 11/25/35 (c)(g)	65	47
Class M2, 0.64% 11/25/35 (c)(g)	49	35
Class M3, 0.66% 11/25/35 (c)(g)	43	31
Class M4, 0.75% 11/25/35 (c)(g)	54	37
Series 2005-4A:
Class A2, 0.54% 1/25/36 (c)(g)	599	544
Class B1, 1.55% 1/25/36 (c)(g)	62	12
Class M1, 0.6% 1/25/36 (c)(g)	193	107
Class M2, 0.62% 1/25/36 (c)(g)	73	38
Class M3, 0.65% 1/25/36 (c)(g)	106	54
Class M4, 0.76% 1/25/36 (c)(g)	59	28
Class M5, 0.8% 1/25/36 (c)(g)	59	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A: - continued
Class M6, 0.85% 1/25/36 (c)(g)	$ 62	$ 17
Series 2006-1:
Class A2, 0.51% 4/25/36 (c)(g)	120	102
Class M1, 0.53% 4/25/36 (c)(g)	73	51
Class M2, 0.55% 4/25/36 (c)(g)	77	52
Class M3, 0.57% 4/25/36 (c)(g)	66	42
Class M4, 0.67% 4/25/36 (c)(g)	38	23
Class M5, 0.71% 4/25/36 (c)(g)	37	22
Class M6, 0.79% 4/25/36 (c)(g)	73	38
Series 2006-2A:
Class M1, 0.46% 7/25/36 (c)(g)	109	75
Class M2, 0.48% 7/25/36 (c)(g)	77	52
Class M3, 0.5% 7/25/36 (c)(g)	64	43
Class M4, 0.57% 7/25/36 (c)(g)	73	49
Class M5, 0.62% 7/25/36 (c)(g)	53	24
Series 2006-3A Class M4, 0.58% 10/25/36 (c)(g)	48	6
Series 2006-4A:
Class A2, 0.42% 12/25/36 (c)(g)	1,823	1,524
Class M1, 0.44% 12/25/36 (c)(g)	146	100
Class M2, 0.46% 12/25/36 (c)(g)	98	43
Class M3, 0.49% 12/25/36 (c)(g)	99	30
Series 2007-1 Class A2, 0.42% 3/25/37 (c)(g)	390	272
Series 2007-2A:
Class A1, 0.42% 7/25/37 (c)(g)	1,116	924
Class A2, 0.47% 7/25/37 (c)(g)	1,045	762
Class M1, 0.52% 7/25/37 (c)(g)	356	116
Class M2, 0.56% 7/25/37 (c)(g)	232	40
Class M3, 0.64% 7/25/37 (c)(g)	235	24
Class M4, 0.8% 7/25/37 (c)(g)	100	3
Series 2007-3:
Class A2, 0.44% 7/25/37 (c)(g)	372	268
Class M1, 0.46% 7/25/37 (c)(g)	197	127
Class M2, 0.49% 7/25/37 (c)(g)	211	120
Class M3, 0.52% 7/25/37 (c)(g)	339	146
Class M4, 0.65% 7/25/37 (c)(g)	534	132
Class M5, 0.75% 7/25/37 (c)(g)	271	61
Class M6, 0.95% 7/25/37 (c)(g)	24	0*
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (c)(g)	195	21
Class M2, 1.2043% 9/25/37 (c)(g)	194	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (c)(g)	$ 150	$ 150
Class J, 0.8511% 3/15/22 (c)(g)	489	475
Series 2006-T22 Class A4, 5.761% 4/12/38 (g)	134	143
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (c)(g)(i)	69,628	404
Series 2007-T28 Class X2, 0.304% 9/11/42 (c)(g)(i)	42,747	111
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (c)(g)	307	296
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (c)(g)(i)	2,909	28
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	884	901
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	1,169
COMM Mortgage Trust pass-thru certificates floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (c)(g)	100	100
Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (c)(g)	356	355
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8658% 6/15/39 (g)	10,496	11,424
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,096
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (c)(g)	3,907	3,819
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (g)(i)	81	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (c)(g)(i)	6	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (c)(g)	36	36
Series 2007-C1 Class B, 5.487% 2/15/40 (c)(g)	1,677	238
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,666
Series 2001-1 Class X1, 1.3938% 5/15/33 (c)(g)(i)	201	5
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,259
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (c)(g)(i)	19,393	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	$ 2,813	$ 3,056
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (c)	1,300	1,327
Class DFX, 4.4065% 11/5/30 (c)	11,967	12,423
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (c)(g)	127	126
Class F, 0.4811% 11/15/18 (c)(g)	227	224
Class G, 0.5111% 11/15/18 (c)(g)	198	192
Class H, 0.6511% 11/15/18 (c)(g)	190	183
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	53	52
Class A4, 5.429% 12/12/43	4,540	4,904
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,260	11,235
Series 2007-LD11 Class A4, 5.9891% 6/15/49 (g)	97,451	107,581
Series 2007-CB19:
Class B, 5.8947% 2/12/49 (g)	93	32
Class C, 5.8947% 2/12/49 (g)	245	47
Class D, 5.8947% 2/12/49 (g)	257	35
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	90	11
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (g)	3,760	4,192
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	584
Series 2007-C7 Class XCP, 0.4192% 9/15/45 (g)(i)	77,314	126
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (c)(g)	64	64
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6008% 1/12/44 (c)(g)	953	851
Series 2007-C1 Class A4, 6.0324% 6/12/50 (g)	4,145	4,613
Series 2008-C1 Class A4, 5.69% 2/12/51	2,293	2,575
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (g)	54	54
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	3,000	3,238
Class ASB, 5.133% 12/12/49 (g)	413	423
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	26,699	29,399
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	$ 5,132	$ 5,685
Series 2006-4 Class XP, 0.8119% 12/12/49 (g)(i)	16,657	57
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	361
Series 2007-7 Class B, 5.9126% 6/12/50 (g)	1,409	51
Series 2007-8 Class A3, 6.0908% 8/12/49 (g)	944	1,057
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (c)(g)	227	141
Series 2007-XLFA:
Class C, 0.312% 10/15/20 (c)(g)	629	624
Class D, 0.342% 10/15/20 (c)(g)	422	415
Class E, 0.402% 10/15/20 (c)(g)	528	517
Class F, 0.452% 10/15/20 (c)(g)	397	387
Class G, 0.492% 10/15/20 (c)(g)	491	474
Class H, 0.582% 10/15/20 (c)(g)	309	282
Class J, 0.732% 10/15/20 (c)(g)	179	92
Series 2006-T23 Class A3, 5.9816% 8/12/41 (g)	500	505
Series 2007-HQ12 Class A4, 5.7773% 4/12/49 (g)	5,793	6,110
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	19,062	21,047
Class B, 5.9061% 4/15/49 (g)	269	60
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	194	72
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (c)(g)	662	649
Class J, 0.7511% 9/15/21 (c)(g)	314	301
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (c)(g)	2,710	2,501
Class LXR1, 0.8511% 6/15/20 (c)(g)	168	165
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	33,768
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	35,022
Series 2007-C33 Class A4, 6.1321% 2/15/51 (g)	31,702	34,823
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,123
Series 2005-C22:
Class B, 5.5471% 12/15/44 (g)	2,428	2,437
Class F, 5.5471% 12/15/44 (c)(g)	1,826	402
Series 2007-C31 Class C, 5.8591% 4/15/47 (g)	4,515	4,343
Series 2007-C31A Class A2, 5.421% 4/15/47	318	318
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.9341% 6/15/49 (g)	$ 823	$ 448
Class E, 5.9341% 6/15/49 (g)	1,297	596
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $410,145)		422,060
Municipal Securities - 2.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,835	1,866
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,408
7.3% 10/1/39	9,330	13,045
7.5% 4/1/34	6,270	8,896
7.6% 11/1/40	14,085	20,893
7.625% 3/1/40	2,175	3,171
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,874
6.314% 1/1/44	27,600	30,569
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	495	530
5.1% 6/1/33	32,885	33,277
Series 2010-1, 6.63% 2/1/35	3,440	3,938
Series 2010-3:
6.725% 4/1/35	5,880	6,849
7.35% 7/1/35	1,925	2,337
Series 2011:
5.365% 3/1/17	195	214
5.665% 3/1/18	4,060	4,548
5.877% 3/1/19	6,880	7,779
Series 2013:
1.84% 12/1/16	4,160	4,193
3.6% 12/1/19	3,585	3,649
TOTAL MUNICIPAL SECURITIES (Cost $140,226)		149,036
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (c)	$ 6,150	$ 6,325
5.75% 9/26/23 (c)	5,628	6,031
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,906
United Mexican States 3.5% 1/21/21	23,411	24,289
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,968)		42,551
Fixed-Income Funds - 20.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	7,834,931	849,150
Fidelity Specialized High Income Central Fund (h)	3,264,992	352,358
TOTAL FIXED-INCOME FUNDS (Cost $1,158,752)		1,201,508
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 0.10% (a) (Cost $5,085)	5,085,225	5,085
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $5,670,686)		5,854,880
NET OTHER ASSETS (LIABILITIES) - 2.6%		156,887
NET ASSETS - 100%		$ 6,011,767
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/44	$ (4,000)	(4,119)
3.5% 6/1/44	(400)	(412)
4% 6/1/44	(1,000)	(1,059)
4% 6/1/44	(800)	(847)
4% 6/1/44	(1,000)	(1,059)
4% 6/1/44	(300)	(318)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 6/1/44	$ (1,700)	$ (1,838)
4.5% 6/1/44	(1,200)	(1,297)
TOTAL TBA SALE COMMITMENTS (Proceeds $10,883)		$ (10,949)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ (127)	$ (307)	$ (434)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	(77)	(227)	(304)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	(66)	(510)	(576)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	(66)	(438)	(504)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(341)	42	(299)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(340)	112	(228)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	(63)	(94)	(157)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	(44)	(147)	(191)
TOTAL BUY PROTECTION						(1,124)	(1,569)	(2,693)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	50	(24)	0	(24)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(465)	0	(465)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	$ 414	$ (90)	$ 0	$ (90)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	539	(408)	0	(408)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	400	(136)	0	(136)
TOTAL SELL PROTECTION						(1,123)	0	(1,123)
TOTAL CREDIT DEFAULT SWAPS						$ (2,247)	$ (1,569)	$ (3,816)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,249,000 or 4.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,040,000.

(f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $725,000.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

* Amount represents less than $1,000.

Quarterly Report

Investments (Unaudited) - continued

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Fidelity Mortgage Backed Securities Central Fund	17,635
Fidelity Specialized High Income Central Fund	11,791
Total	$ 29,496
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 915,654	$ 17,635	$ 110,133	$ 849,150	8.0%
Fidelity Specialized High Income Central Fund	278,779	61,805	-	352,358	75.0%
Total	$ 1,194,433	$ 79,440	$ 110,133	$ 1,201,508
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,794,267	$ -	$ 1,794,267	$ -
U.S. Government and Government Agency Obligations	2,137,653	-	2,137,653	-
U.S. Government Agency - Mortgage Securities	54,399	-	54,399	-
Asset-Backed Securities	18,632	-	14,629	4,003
Collateralized Mortgage Obligations	29,689	-	29,019	670
Commercial Mortgage Securities	422,060	-	421,988	72
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 149,036	$ -	$ 149,036	$ -
Foreign Government and Government Agency Obligations	42,551	-	42,551	-
Fixed-Income Funds	1,201,508	1,201,508	-	-
Money Market Funds	5,085	5,085	-	-
Total Investments in Securities:	$ 5,854,880	$ 1,206,593	$ 4,643,542	$ 4,745
Derivative Instruments:
Liabilities
Swaps	$ (2,247)	$ -	$ (2,247)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (10,949)	$ -	$ (10,949)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $5,696,682,000. Net unrealized appreciation aggregated $158,198,000, of which $192,323,000 related to appreciated investment securities and $34,125,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond Fund

May 31, 2014

1.804978.110

IGB-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.3%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (c)	$ 633	$ 650
4.25% 6/15/23 (c)	4,447	4,663
		5,313
Media - 2.2%
Comcast Corp.:
5.15% 3/1/20	5,596	6,436
5.7% 5/15/18	6,385	7,370
6.5% 1/15/17	4,125	4,717
COX Communications, Inc. 3.25% 12/15/22 (c)	2,605	2,559
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,350
Discovery Communications LLC 3.25% 4/1/23	954	939
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,541
Time Warner Cable, Inc.:
4% 9/1/21	27,833	29,888
4.5% 9/15/42	3,988	3,892
5.5% 9/1/41	2,866	3,167
5.85% 5/1/17	1,845	2,083
5.875% 11/15/40	2,631	3,068
6.75% 7/1/18	5,587	6,652
8.25% 4/1/19	10,913	13,891
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,550
6.2% 3/15/40	5,000	6,034
Viacom, Inc.:
2.5% 9/1/18	800	819
4.25% 9/1/23	13,340	14,050
		135,006
TOTAL CONSUMER DISCRETIONARY		140,319
CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (c)	2,654	2,653
2.75% 4/1/23 (c)	2,773	2,667
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,930	4,098
		9,418
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	$ 4,515	$ 4,761
Walgreen Co. 1.8% 9/15/17	2,197	2,225
		6,986
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,495
3.2% 1/25/23	2,882	2,813
		5,308
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,474
4% 1/31/24	3,444	3,551
4.75% 5/5/21	6,000	6,654
5.375% 1/31/44	5,897	6,396
9.25% 8/6/19	1,776	2,375
9.7% 11/10/18	2,882	3,812
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,387
4.75% 11/1/42	4,468	4,310
6.15% 9/15/43	2,440	2,813
6.75% 6/15/17	7,156	8,271
7.25% 6/15/37	9,654	12,045
		68,088
TOTAL CONSUMER STAPLES		89,800
ENERGY - 4.0%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	4,849	5,133
5.35% 3/15/20 (c)	4,973	5,451
5.85% 5/21/43 (c)(g)	9,697	9,164
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,442
Transocean, Inc. 5.05% 12/15/16	3,231	3,521
		26,711
Oil, Gas & Consumable Fuels - 3.5%
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,311
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP: - continued
2.7% 4/1/19	$ 563	$ 570
3.875% 3/15/23	6,006	6,078
5.6% 4/1/44	5,868	6,474
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	1,789	1,794
3.9% 5/15/24 (c)	1,887	1,891
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,029
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,913
Nakilat, Inc. 6.067% 12/31/33 (c)	2,634	2,848
Petro-Canada 6.05% 5/15/18	1,963	2,278
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	29,113
5.625% 5/20/43	6,485	5,824
7.25% 3/17/44	17,501	19,309
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	9,321	9,678
Petroleos Mexicanos:
4.875% 1/18/24 (c)	4,376	4,660
5.5% 6/27/44	38,697	39,906
6.375% 1/23/45 (c)	13,790	15,876
6.5% 6/2/41	19,664	22,987
Phillips 66 Co. 4.3% 4/1/22	4,638	5,034
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	803
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,737
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,084
2.95% 9/25/18	1,066	1,107
4.6% 6/15/21	1,124	1,235
Western Gas Partners LP 5.375% 6/1/21	6,237	7,049
Williams Partners LP:
4.125% 11/15/20	1,029	1,098
4.3% 3/4/24	4,326	4,489
		211,175
TOTAL ENERGY		237,886
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 14.7%
Banks - 5.6%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (c)	$ 6,280	$ 6,406
Bank of America Corp.:
3.3% 1/11/23	26,509	26,073
3.875% 3/22/17	3,343	3,576
4.1% 7/24/23	6,196	6,399
5.65% 5/1/18	3,745	4,258
5.75% 12/1/17	9,833	11,136
Bank of America NA 5.3% 3/15/17	3,698	4,074
Barclays Bank PLC 2.5% 2/20/19	3,600	3,661
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,232
4.05% 7/30/22	2,865	2,926
4.5% 1/14/22	6,932	7,510
5.3% 5/6/44	10,715	10,935
5.5% 9/13/25	2,420	2,672
6.125% 5/15/18	3,326	3,846
Credit Suisse AG 6% 2/15/18	8,864	10,142
Discover Bank:
4.2% 8/8/23	4,147	4,365
7% 4/15/20	6,703	8,075
8.7% 11/18/19	1,409	1,793
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,249
8.25% 3/1/38	2,385	3,501
HBOS PLC 6.75% 5/21/18 (c)	3,056	3,526
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,201
5.25% 3/14/44	2,255	2,380
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,942
JPMorgan Chase & Co.:
2.35% 1/28/19	5,247	5,307
3.2% 1/25/23	13,623	13,487
3.25% 9/23/22	25,741	25,734
4.35% 8/15/21	15,680	17,069
4.5% 1/24/22	4,927	5,381
4.95% 3/25/20	8,888	10,013
KeyBank NA 6.95% 2/1/28	1,344	1,681
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Bank:
6.45% 6/26/37	$ 9,230	$ 10,908
7.5% 5/15/18	18,321	21,814
Regions Financial Corp. 2% 5/15/18	6,934	6,913
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	18,000	17,988
6% 12/19/23	25,238	27,048
6.1% 6/10/23	8,465	9,170
6.125% 12/15/22	13,328	14,500
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,579
		339,043
Capital Markets - 2.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,335
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,317
2.625% 1/31/19	13,825	14,011
2.9% 7/19/18	9,276	9,587
5.25% 7/27/21	5,652	6,347
5.75% 1/24/22	7,392	8,545
5.95% 1/18/18	4,817	5,488
6.75% 10/1/37	15,413	18,467
Lazard Group LLC:
4.25% 11/14/20	2,996	3,141
6.85% 6/15/17	2,464	2,808
Morgan Stanley:
2.125% 4/25/18	9,946	10,034
3.75% 2/25/23	8,227	8,347
4.875% 11/1/22	14,515	15,528
5% 11/24/25	1,504	1,594
5.75% 1/25/21	7,597	8,785
6.625% 4/1/18	7,981	9,343
7.3% 5/13/19	4,777	5,834
		147,511
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	4,866	4,939
5.2% 4/27/22	4,096	4,533
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	9,187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (c)	$ 1,673	$ 1,691
1.875% 8/9/16 (c)	1,594	1,620
2.125% 10/2/17 (c)	1,850	1,879
2.875% 8/9/18 (c)	2,827	2,922
		26,771
Diversified Financial Services - 0.3%
Five Corners Funding Trust 4.419% 11/15/23 (c)	5,900	6,239
ING Bank NV 5.8% 9/25/23 (c)	2,826	3,157
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	5,760	5,791
TECO Finance, Inc. 5.15% 3/15/20	2,067	2,334
		17,521
Insurance - 1.7%
AIA Group Ltd. 2.25% 3/11/19 (c)	1,290	1,291
American International Group, Inc.:
4.875% 9/15/16	3,411	3,706
4.875% 6/1/22	1,895	2,118
5.6% 10/18/16	5,665	6,257
Aon Corp. 5% 9/30/20	2,135	2,409
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,440
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	10,398	10,762
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,650
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	5,273	5,838
6.7% 8/15/16 (c)	7,459	8,373
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,278
MetLife, Inc.:
1.756% 12/15/17 (b)	2,220	2,247
3.048% 12/15/22	4,547	4,501
4.368% 9/15/23	5,202	5,613
Metropolitan Life Global Funding I 3% 1/10/23 (c)	4,260	4,227
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,853	7,343
Pacific LifeCorp:
5.125% 1/30/43 (c)	8,278	8,609
6% 2/10/20 (c)	422	485
Prudential Financial, Inc.:
2.3% 8/15/18	877	894
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
4.5% 11/16/21	$ 2,796	$ 3,079
Symetra Financial Corp. 6.125% 4/1/16 (c)	4,900	5,252
Unum Group 5.625% 9/15/20	4,155	4,804
		104,176
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,568
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,831
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,866
4.2% 12/15/23	5,842	6,186
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,079
Camden Property Trust:
2.95% 12/15/22	2,605	2,518
4.25% 1/15/24	4,889	5,134
Developers Diversified Realty Corp.:
4.625% 7/15/22	9,008	9,685
4.75% 4/15/18	4,483	4,901
7.5% 4/1/17	2,623	3,040
9.625% 3/15/16	5,988	6,881
Duke Realty LP:
3.625% 4/15/23	3,352	3,327
3.875% 10/15/22	9,433	9,599
4.375% 6/15/22	2,822	2,980
5.5% 3/1/16	5,038	5,420
5.95% 2/15/17	1,536	1,713
6.5% 1/15/18	5,065	5,823
Equity One, Inc.:
3.75% 11/15/22	12,000	11,928
5.375% 10/15/15	585	620
6% 9/15/17	3,423	3,842
6.25% 1/15/17	2,422	2,695
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,638
6.2% 1/15/17	1,215	1,369
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,820
4.7% 9/15/17	832	913
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,499
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 2,002	$ 2,075
6.65% 1/15/18	2,600	2,850
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,079
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (c)	1,915	1,926
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,073	1,146
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,784
Weingarten Realty Investors 3.375% 10/15/22	990	973
WP Carey, Inc. 4.6% 4/1/24	11,566	12,054
		133,762
Real Estate Management & Development - 1.9%
BioMed Realty LP:
2.625% 5/1/19	1,091	1,098
3.85% 4/15/16	5,000	5,260
4.25% 7/15/22	2,226	2,302
6.125% 4/15/20	1,872	2,171
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,763
4.95% 4/15/18	3,528	3,849
5.7% 5/1/17	2,243	2,482
7.5% 5/15/15	805	855
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,752
ERP Operating LP:
4.625% 12/15/21	7,320	8,086
5.75% 6/15/17	1,259	1,426
Essex Portfolio LP 3.875% 5/1/24 (c)	4,176	4,261
Liberty Property LP:
3.375% 6/15/23	3,567	3,486
4.125% 6/15/22	2,421	2,521
5.5% 12/15/16	3,158	3,464
6.625% 10/1/17	3,709	4,261
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,645
3.15% 5/15/23	7,757	7,088
4.5% 4/18/22	1,473	1,489
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,248
5.5% 10/1/15 (c)	5,995	6,359
6.05% 9/1/16 (c)	4,436	4,880
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 3.375% 12/1/22	$ 1,090	$ 1,063
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	6,741	7,000
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,323
Regency Centers LP 5.25% 8/1/15	2,315	2,436
Tanger Properties LP:
3.875% 12/1/23	2,574	2,635
6.125% 6/1/20	4,725	5,572
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,367	4,425
4% 4/30/19	2,018	2,172
		115,372
TOTAL FINANCIALS		884,156
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.4%
Aetna, Inc. 1.5% 11/15/17	721	724
Express Scripts Holding Co. 4.75% 11/15/21	5,135	5,686
UnitedHealth Group, Inc.:
2.75% 2/15/23	865	842
2.875% 3/15/23	8,722	8,557
WellPoint, Inc. 3.3% 1/15/23	9,384	9,347
		25,156
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,676
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	6,181	6,233
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,760
Zoetis, Inc. 3.25% 2/1/23	2,627	2,595
		10,588
TOTAL HEALTH CARE		37,420
INDUSTRIALS - 0.2%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	888	995
6.795% 2/2/20	156	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,647	$ 1,772
8.36% 1/20/19	5,818	6,575
		9,508
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,984	3,301
TOTAL INDUSTRIALS		12,809
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,202
6.55% 10/1/17	2,421	2,810
		4,012
MATERIALS - 1.3%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,968
4.25% 11/15/20	2,512	2,719
		7,687
Metals & Mining - 1.2%
Anglo American Capital PLC 4.125% 4/15/21 (c)	6,319	6,414
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,733
4.1% 5/1/23	45,332	44,131
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	5,087	5,248
4.25% 7/17/42 (c)	1,402	1,275
4.5% 8/13/23 (c)	2,306	2,460
5.625% 10/18/43 (c)	5,742	6,317
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,347	3,298
		72,876
TOTAL MATERIALS		80,563
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. 5.55% 8/15/41	$ 27,220	$ 30,685
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	291
CenturyLink, Inc.:
5.15% 6/15/17	528	574
6% 4/1/17	1,320	1,455
6.15% 9/15/19	3,260	3,553
Embarq Corp.:
7.082% 6/1/16	4,231	4,699
7.995% 6/1/36	11,427	12,470
Verizon Communications, Inc.:
4.5% 9/15/20	12,208	13,485
6.1% 4/15/18	6,019	6,983
6.55% 9/15/43	72,080	91,340
		165,535
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	7,111
3.125% 7/16/22	3,499	3,452
		10,563
TOTAL TELECOMMUNICATION SERVICES		176,098
UTILITIES - 2.2%
Electric Utilities - 1.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,851
2.95% 12/15/22	2,683	2,615
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,443	3,965
6.4% 9/15/20 (c)	9,167	10,841
Edison International 3.75% 9/15/17	3,716	3,977
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,639
4.25% 3/15/23	9,775	9,666
7.375% 11/15/31	11,243	13,219
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,055
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,297
Northeast Utilities 1.45% 5/1/18	1,747	1,721
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,422
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. 2.7% 10/1/15	$ 3,942	$ 4,029
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,763
		82,060
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,894	3,264
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,630
		4,894
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,192	1,240
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
2.5336% 9/30/66 (g)	10,147	9,372
7.5% 6/30/66 (g)	3,654	3,960
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,276
5.25% 2/15/43	5,352	5,735
5.45% 9/15/20	1,461	1,667
5.8% 2/1/42	2,709	3,089
5.95% 6/15/41	4,935	5,729
PG&E Corp. 2.4% 3/1/19	848	859
Puget Energy, Inc. 6% 9/1/21	742	878
Sempra Energy 2.3% 4/1/17	5,159	5,304
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	4,141
		43,010
TOTAL UTILITIES		131,204
TOTAL NONCONVERTIBLE BONDS (Cost $1,689,825)		1,794,267
U.S. Treasury Obligations - 35.6%

U.S. Treasury Notes:
0.625% 11/30/17 (e)	925,186	912,480
0.75% 12/31/17	100,421	99,323
0.75% 2/28/18	360,510	355,525
1.25% 10/31/18	240,648	239,445
1.375% 9/30/18 (f)	24,847	24,886
U.S. Treasury Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes: - continued
1.5% 1/31/19 (e)	$ 254,410	$ 255,026
1.625% 4/30/19	25,000	25,125
2% 2/28/21	26,641	26,624
2% 5/31/21	200,000	199,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,131,138)		2,137,653
U.S. Government Agency - Mortgage Securities - 0.9%

Fannie Mae - 0.5%
2.303% 6/1/36 (g)	118	125
2.45% 2/1/35 (g)	1,968	2,101
2.643% 7/1/37 (g)	232	248
3% 10/1/42 to 8/1/43	5,135	5,089
3.5% 8/1/42 to 8/1/43	2,445	2,521
3.5% 6/1/44 (d)	4,000	4,119
3.5% 6/1/44 (d)	400	412
4% 9/1/40 to 1/1/44	998	1,061
4% 6/1/44 (d)	1,300	1,377
4% 6/1/44 (d)	1,000	1,059
4% 6/1/44 (d)	300	318
4.5% 12/1/23 to 8/1/41	4,129	4,471
4.5% 6/1/44 (d)	1,900	2,054
4.5% 6/1/44 (d)	400	432
5% 10/1/21 to 4/1/42	3,392	3,727
5% 6/1/44 (d)	300	331
6% 3/1/22	49	54
TOTAL FANNIE MAE		29,499
Freddie Mac - 0.1%
3.065% 10/1/35 (g)	158	169
3.5% 1/1/26	570	603
4% 6/1/24 to 3/1/42	3,414	3,648
4.5% 7/1/25	494	533
5.5% 11/1/33 to 8/1/38	372	416
6% 7/1/37 to 8/1/37	1,057	1,190
6.5% 9/1/39	1,253	1,405
TOTAL FREDDIE MAC		7,964
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 0.3%
3.5% 3/15/42 to 11/15/42	$ 861	$ 897
4% 11/20/40 to 10/15/41	4,123	4,413
4% 6/1/44 (d)	2,400	2,562
4.5% 5/15/39 to 4/15/41	3,678	4,026
5% 4/15/40 to 6/20/41	2,303	2,564
5.5% 12/20/28 to 8/20/37	2,189	2,474
TOTAL GINNIE MAE		16,936
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $53,143)		54,399
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (g)	421	369
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (g)	154	142
Airspeed Ltd. Series 2007-1A Class C1, 2.6511% 6/15/32 (c)(g)	5,322	3,007
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (g)	37	33
Series 2004-R2 Class M3, 0.9773% 4/25/34 (g)	57	37
Series 2005-R2 Class M1, 0.6% 4/25/35 (g)	486	482
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (g)	30	29
Series 2004-W7 Class M1, 0.9773% 5/25/34 (g)	808	743
Series 2006-W4 Class A2C, 0.31% 5/25/36 (g)	761	269
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (g)	1,140	700
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (g)	16	9
Series 2004-3 Class M4, 1.6073% 4/25/34 (g)	52	38
Series 2004-4 Class M2, 0.9473% 6/25/34 (g)	201	198
Series 2004-7 Class AF5, 5.868% 1/25/35 (b)	2,147	2,252
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (g)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (g)	231	186
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.975% 3/25/34 (g)	$ 9	$ 8
Fremont Home Loan Trust Series 2005-A Class M4, 1.17% 1/25/35 (g)	220	123
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (c)(g)	1,765	1,506
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (c)(g)	35	34
Series 2006-2A:
Class A, 0.3311% 11/15/34 (c)(g)	673	633
Class B, 0.4311% 11/15/34 (c)(g)	244	224
Class C, 0.5311% 11/15/34 (c)(g)	403	352
Class D, 0.9011% 11/15/34 (c)(g)	193	164
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (c)	259	20
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (c)(g)	456	457
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (g)	144	137
Series 2003-3 Class M1, 1.44% 8/25/33 (g)	327	307
Series 2003-5 Class A2, 0.85% 12/25/33 (g)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (g)	913	495
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (g)	701	693
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (g)	178	177
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (g)	1,605	260
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (g)	300	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (g)	60	51
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (g)	240	206
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (g)	451	414
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (g)	1,153	1,092
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (g)	36	35
Series 2004-NC8 Class M6, 2.025% 9/25/34 (g)	72	48
Series 2005-NC1 Class M1, 0.81% 1/25/35 (g)	253	234
Series 2005-NC2 Class B1, 1.905% 3/25/35 (g)	154	9
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (g)	903	753
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (g)	$ 337	$ 303
Class M4, 1.6% 9/25/34 (g)	433	276
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (g)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (g)	617	551
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (g)	39	28
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (g)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (c)(g)	1,761	484
TOTAL ASSET-BACKED SECURITIES (Cost $16,751)		18,632
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
CSMC Series 2014-3R:
Class 2A1, 0.8555% 5/27/37 (c)(g)	13,904	13,272
Class AA1, 0.4355% 5/27/37 (c)(g)	7,872	7,310
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (g)	388	388
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3293% 12/20/54 (g)	2,694	2,605
Class M1, 0.4893% 12/20/54 (g)	710	682
Series 2007-1:
Class 1M1, 0.4493% 12/20/54 (g)	894	861
Class 2M1, 0.6493% 12/20/54 (g)	1,148	1,104
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6779% 1/20/44 (g)	341	352
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6463% 8/25/36 (g)	782	662
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (g)	337	276
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (g)	589	540
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.44% 7/25/35 (g)	883	840
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (c)(g)	$ 312	$ 286
Class B6, 3.0004% 7/10/35 (c)(g)	413	384
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (g)	18	17
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (g)	110	110
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,653)		29,689
Commercial Mortgage Securities - 7.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (g)(i)	466	11
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.901% 5/10/45 (g)	391	399
Series 2006-3 Class A4, 5.889% 7/10/44	4,642	5,026
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,245
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,402	3,471
Series 2006-6 Class E, 5.619% 10/10/45 (c)	633	70
Series 2007-3:
Class A3, 5.7155% 6/10/49 (g)	1,738	1,736
Class A4, 5.7155% 6/10/49 (g)	2,283	2,514
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1% 12/25/33 (c)(g)	34	30
Series 2005-3A:
Class A2, 0.55% 11/25/35 (c)(g)	241	210
Class M1, 0.59% 11/25/35 (c)(g)	65	47
Class M2, 0.64% 11/25/35 (c)(g)	49	35
Class M3, 0.66% 11/25/35 (c)(g)	43	31
Class M4, 0.75% 11/25/35 (c)(g)	54	37
Series 2005-4A:
Class A2, 0.54% 1/25/36 (c)(g)	599	544
Class B1, 1.55% 1/25/36 (c)(g)	62	12
Class M1, 0.6% 1/25/36 (c)(g)	193	107
Class M2, 0.62% 1/25/36 (c)(g)	73	38
Class M3, 0.65% 1/25/36 (c)(g)	106	54
Class M4, 0.76% 1/25/36 (c)(g)	59	28
Class M5, 0.8% 1/25/36 (c)(g)	59	21
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A: - continued
Class M6, 0.85% 1/25/36 (c)(g)	$ 62	$ 17
Series 2006-1:
Class A2, 0.51% 4/25/36 (c)(g)	120	102
Class M1, 0.53% 4/25/36 (c)(g)	73	51
Class M2, 0.55% 4/25/36 (c)(g)	77	52
Class M3, 0.57% 4/25/36 (c)(g)	66	42
Class M4, 0.67% 4/25/36 (c)(g)	38	23
Class M5, 0.71% 4/25/36 (c)(g)	37	22
Class M6, 0.79% 4/25/36 (c)(g)	73	38
Series 2006-2A:
Class M1, 0.46% 7/25/36 (c)(g)	109	75
Class M2, 0.48% 7/25/36 (c)(g)	77	52
Class M3, 0.5% 7/25/36 (c)(g)	64	43
Class M4, 0.57% 7/25/36 (c)(g)	73	49
Class M5, 0.62% 7/25/36 (c)(g)	53	24
Series 2006-3A Class M4, 0.58% 10/25/36 (c)(g)	48	6
Series 2006-4A:
Class A2, 0.42% 12/25/36 (c)(g)	1,823	1,524
Class M1, 0.44% 12/25/36 (c)(g)	146	100
Class M2, 0.46% 12/25/36 (c)(g)	98	43
Class M3, 0.49% 12/25/36 (c)(g)	99	30
Series 2007-1 Class A2, 0.42% 3/25/37 (c)(g)	390	272
Series 2007-2A:
Class A1, 0.42% 7/25/37 (c)(g)	1,116	924
Class A2, 0.47% 7/25/37 (c)(g)	1,045	762
Class M1, 0.52% 7/25/37 (c)(g)	356	116
Class M2, 0.56% 7/25/37 (c)(g)	232	40
Class M3, 0.64% 7/25/37 (c)(g)	235	24
Class M4, 0.8% 7/25/37 (c)(g)	100	3
Series 2007-3:
Class A2, 0.44% 7/25/37 (c)(g)	372	268
Class M1, 0.46% 7/25/37 (c)(g)	197	127
Class M2, 0.49% 7/25/37 (c)(g)	211	120
Class M3, 0.52% 7/25/37 (c)(g)	339	146
Class M4, 0.65% 7/25/37 (c)(g)	534	132
Class M5, 0.75% 7/25/37 (c)(g)	271	61
Class M6, 0.95% 7/25/37 (c)(g)	24	0*
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (c)(g)	195	21
Class M2, 1.2043% 9/25/37 (c)(g)	194	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (c)(g)	$ 150	$ 150
Class J, 0.8511% 3/15/22 (c)(g)	489	475
Series 2006-T22 Class A4, 5.761% 4/12/38 (g)	134	143
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (c)(g)(i)	69,628	404
Series 2007-T28 Class X2, 0.304% 9/11/42 (c)(g)(i)	42,747	111
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (c)(g)	307	296
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (c)(g)(i)	2,909	28
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	884	901
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	1,169
COMM Mortgage Trust pass-thru certificates floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (c)(g)	100	100
Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (c)(g)	356	355
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8658% 6/15/39 (g)	10,496	11,424
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,096
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (c)(g)	3,907	3,819
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (g)(i)	81	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (c)(g)(i)	6	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (c)(g)	36	36
Series 2007-C1 Class B, 5.487% 2/15/40 (c)(g)	1,677	238
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,666
Series 2001-1 Class X1, 1.3938% 5/15/33 (c)(g)(i)	201	5
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,259
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (c)(g)(i)	19,393	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	$ 2,813	$ 3,056
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (c)	1,300	1,327
Class DFX, 4.4065% 11/5/30 (c)	11,967	12,423
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (c)(g)	127	126
Class F, 0.4811% 11/15/18 (c)(g)	227	224
Class G, 0.5111% 11/15/18 (c)(g)	198	192
Class H, 0.6511% 11/15/18 (c)(g)	190	183
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	53	52
Class A4, 5.429% 12/12/43	4,540	4,904
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,260	11,235
Series 2007-LD11 Class A4, 5.9891% 6/15/49 (g)	97,451	107,581
Series 2007-CB19:
Class B, 5.8947% 2/12/49 (g)	93	32
Class C, 5.8947% 2/12/49 (g)	245	47
Class D, 5.8947% 2/12/49 (g)	257	35
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	90	11
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (g)	3,760	4,192
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	584
Series 2007-C7 Class XCP, 0.4192% 9/15/45 (g)(i)	77,314	126
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (c)(g)	64	64
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6008% 1/12/44 (c)(g)	953	851
Series 2007-C1 Class A4, 6.0324% 6/12/50 (g)	4,145	4,613
Series 2008-C1 Class A4, 5.69% 2/12/51	2,293	2,575
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (g)	54	54
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	3,000	3,238
Class ASB, 5.133% 12/12/49 (g)	413	423
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	26,699	29,399
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	$ 5,132	$ 5,685
Series 2006-4 Class XP, 0.8119% 12/12/49 (g)(i)	16,657	57
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	361
Series 2007-7 Class B, 5.9126% 6/12/50 (g)	1,409	51
Series 2007-8 Class A3, 6.0908% 8/12/49 (g)	944	1,057
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (c)(g)	227	141
Series 2007-XLFA:
Class C, 0.312% 10/15/20 (c)(g)	629	624
Class D, 0.342% 10/15/20 (c)(g)	422	415
Class E, 0.402% 10/15/20 (c)(g)	528	517
Class F, 0.452% 10/15/20 (c)(g)	397	387
Class G, 0.492% 10/15/20 (c)(g)	491	474
Class H, 0.582% 10/15/20 (c)(g)	309	282
Class J, 0.732% 10/15/20 (c)(g)	179	92
Series 2006-T23 Class A3, 5.9816% 8/12/41 (g)	500	505
Series 2007-HQ12 Class A4, 5.7773% 4/12/49 (g)	5,793	6,110
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	19,062	21,047
Class B, 5.9061% 4/15/49 (g)	269	60
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	194	72
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (c)(g)	662	649
Class J, 0.7511% 9/15/21 (c)(g)	314	301
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (c)(g)	2,710	2,501
Class LXR1, 0.8511% 6/15/20 (c)(g)	168	165
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	33,768
Series 2007-C31 Class A4, 5.509% 4/15/47	32,250	35,022
Series 2007-C33 Class A4, 6.1321% 2/15/51 (g)	31,702	34,823
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,123
Series 2005-C22:
Class B, 5.5471% 12/15/44 (g)	2,428	2,437
Class F, 5.5471% 12/15/44 (c)(g)	1,826	402
Series 2007-C31 Class C, 5.8591% 4/15/47 (g)	4,515	4,343
Series 2007-C31A Class A2, 5.421% 4/15/47	318	318
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.9341% 6/15/49 (g)	$ 823	$ 448
Class E, 5.9341% 6/15/49 (g)	1,297	596
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $410,145)		422,060
Municipal Securities - 2.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,835	1,866
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,408
7.3% 10/1/39	9,330	13,045
7.5% 4/1/34	6,270	8,896
7.6% 11/1/40	14,085	20,893
7.625% 3/1/40	2,175	3,171
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,874
6.314% 1/1/44	27,600	30,569
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	495	530
5.1% 6/1/33	32,885	33,277
Series 2010-1, 6.63% 2/1/35	3,440	3,938
Series 2010-3:
6.725% 4/1/35	5,880	6,849
7.35% 7/1/35	1,925	2,337
Series 2011:
5.365% 3/1/17	195	214
5.665% 3/1/18	4,060	4,548
5.877% 3/1/19	6,880	7,779
Series 2013:
1.84% 12/1/16	4,160	4,193
3.6% 12/1/19	3,585	3,649
TOTAL MUNICIPAL SECURITIES (Cost $140,226)		149,036
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (c)	$ 6,150	$ 6,325
5.75% 9/26/23 (c)	5,628	6,031
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,906
United Mexican States 3.5% 1/21/21	23,411	24,289
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $40,968)		42,551
Fixed-Income Funds - 20.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	7,834,931	849,150
Fidelity Specialized High Income Central Fund (h)	3,264,992	352,358
TOTAL FIXED-INCOME FUNDS (Cost $1,158,752)		1,201,508
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 0.10% (a) (Cost $5,085)	5,085,225	5,085
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $5,670,686)		5,854,880
NET OTHER ASSETS (LIABILITIES) - 2.6%		156,887
NET ASSETS - 100%		$ 6,011,767
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/44	$ (4,000)	(4,119)
3.5% 6/1/44	(400)	(412)
4% 6/1/44	(1,000)	(1,059)
4% 6/1/44	(800)	(847)
4% 6/1/44	(1,000)	(1,059)
4% 6/1/44	(300)	(318)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 6/1/44	$ (1,700)	$ (1,838)
4.5% 6/1/44	(1,200)	(1,297)
TOTAL TBA SALE COMMITMENTS (Proceeds $10,883)		$ (10,949)
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ (127)	$ (307)	$ (434)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	(77)	(227)	(304)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	(66)	(510)	(576)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	(66)	(438)	(504)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(341)	42	(299)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(340)	112	(228)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	(63)	(94)	(157)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	(44)	(147)	(191)
TOTAL BUY PROTECTION						(1,124)	(1,569)	(2,693)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	50	(24)	0	(24)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(465)	0	(465)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	$ 414	$ (90)	$ 0	$ (90)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	539	(408)	0	(408)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	400	(136)	0	(136)
TOTAL SELL PROTECTION						(1,123)	0	(1,123)
TOTAL CREDIT DEFAULT SWAPS						$ (2,247)	$ (1,569)	$ (3,816)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,249,000 or 4.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,040,000.

(f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $725,000.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

* Amount represents less than $1,000.

Quarterly Report

Investments (Unaudited) - continued

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Fidelity Mortgage Backed Securities Central Fund	17,635
Fidelity Specialized High Income Central Fund	11,791
Total	$ 29,496
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 915,654	$ 17,635	$ 110,133	$ 849,150	8.0%
Fidelity Specialized High Income Central Fund	278,779	61,805	-	352,358	75.0%
Total	$ 1,194,433	$ 79,440	$ 110,133	$ 1,201,508
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,794,267	$ -	$ 1,794,267	$ -
U.S. Government and Government Agency Obligations	2,137,653	-	2,137,653	-
U.S. Government Agency - Mortgage Securities	54,399	-	54,399	-
Asset-Backed Securities	18,632	-	14,629	4,003
Collateralized Mortgage Obligations	29,689	-	29,019	670
Commercial Mortgage Securities	422,060	-	421,988	72
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 149,036	$ -	$ 149,036	$ -
Foreign Government and Government Agency Obligations	42,551	-	42,551	-
Fixed-Income Funds	1,201,508	1,201,508	-	-
Money Market Funds	5,085	5,085	-	-
Total Investments in Securities:	$ 5,854,880	$ 1,206,593	$ 4,643,542	$ 4,745
Derivative Instruments:
Liabilities
Swaps	$ (2,247)	$ -	$ (2,247)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (10,949)	$ -	$ (10,949)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $5,696,682,000. Net unrealized appreciation aggregated $158,198,000, of which $192,323,000 related to appreciated investment securities and $34,125,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® U.S. Bond Index Fund

May 31, 2014

1.816026.109

UBI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,865
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19 (b)	1,623	1,666
Northwestern University 4.643% 12/1/44	1,850	2,010
President and Fellows of Harvard College 3.619% 10/1/37	1,000	946
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,262
University of Southern California 5.25% 10/1/2111	2,000	2,433
		8,317
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,648
6.3% 3/1/38	7,045	9,173
Starbucks Corp. 3.85% 10/1/23	1,875	1,974
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,090
5.3% 9/15/19	2,000	2,232
		18,117
Media - 1.0%
21st Century Fox America, Inc. 5.4% 10/1/43	3,875	4,341
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,506
Comcast Corp.:
3.125% 7/15/22	3,000	3,050
4.65% 7/15/42	4,000	4,144
4.95% 6/15/16	1,862	2,019
5.7% 5/15/18	2,940	3,393
5.7% 7/1/19	8,500	9,993
6.4% 3/1/40	1,000	1,278
6.55% 7/1/39	3,000	3,879
6.95% 8/15/37	6,700	8,984
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,609
5.875% 10/1/19	2,905	3,394
6.35% 3/15/40	1,000	1,189
6.375% 3/1/41	2,100	2,532
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,302
4.875% 4/1/43	4,900	4,908
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications LLC: - continued
5.05% 6/1/20	$ 3,200	$ 3,612
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,317
6.4% 4/30/40	3,000	3,837
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,568
News America, Inc.:
5.3% 12/15/14	868	891
5.65% 8/15/20	1,000	1,164
6.15% 3/1/37	3,955	4,786
6.9% 3/1/19	2,110	2,557
6.9% 8/15/39	2,000	2,623
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,357
4.7% 10/15/19	4,000	4,439
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,734
5.85% 5/1/17	5,801	6,549
6.75% 7/1/18	1,162	1,384
7.3% 7/1/38	4,000	5,373
8.75% 2/14/19	2,368	3,053
Time Warner, Inc.:
2.1% 6/1/19	3,000	3,000
3.15% 7/15/15	5,000	5,147
3.55% 6/1/24	3,000	3,009
4% 1/15/22	1,000	1,056
4.65% 6/1/44	3,000	2,969
5.875% 11/15/16	2,131	2,380
6.5% 11/15/36	5,724	7,066
Viacom, Inc.:
4.25% 9/1/23	7,775	8,189
4.375% 3/15/43	2,635	2,440
5.625% 9/15/19	1,000	1,157
6.125% 10/5/17	5,420	6,239
Walt Disney Co.:
1.125% 2/15/17	2,760	2,780
1.85% 5/30/19	1,500	1,496
2.55% 2/15/22	2,810	2,773
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Walt Disney Co.: - continued
4.125% 6/1/44	$ 2,000	$ 1,983
5.5% 3/15/19	2,000	2,325
		178,774
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,335
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,559
4.3% 2/15/43	4,750	4,492
Target Corp.:
3.875% 7/15/20	3,000	3,249
4% 7/1/42	7,000	6,557
5.875% 7/15/16	2,100	2,332
7% 1/15/38	1,038	1,407
		30,931
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,979
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,716
3.7% 4/15/22	5,500	5,683
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,139
4.2% 4/1/43	1,575	1,556
4.875% 2/15/44	2,875	3,136
5.4% 3/1/16	6,400	6,944
5.875% 12/16/36	4,700	5,774
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,457
4.625% 4/15/20	2,000	2,219
4.65% 4/15/42	6,500	6,859
5.8% 4/15/40	2,000	2,439
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,896
Turlock Corp.:
1.5% 11/2/17	4,775	4,795
2.75% 11/2/22	5,725	5,580
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.: - continued
4% 11/2/32	$ 1,900	$ 1,896
4.15% 11/2/42	1,900	1,843
		74,911
TOTAL CONSUMER DISCRETIONARY		315,915
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,385
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,719
2.625% 1/17/23	2,825	2,721
4.625% 2/1/44	4,000	4,248
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	7,912
2.5% 7/15/22	8,625	8,333
4.125% 1/15/15	5,700	5,831
5.375% 1/15/20	1,500	1,743
8.2% 1/15/39	2,800	4,364
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,721
5.75% 10/23/17	5,185	5,949
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,810
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,475
3.6% 8/13/42	3,000	2,670
4.875% 11/1/40	2,300	2,502
7.9% 11/1/18	6,000	7,513
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,831
3.15% 11/15/20	3,700	3,883
		86,610
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.3% 12/5/43	4,391	5,008
5.75% 5/15/41	6,000	7,202
6.125% 9/15/39	1,000	1,255
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.:
3.9% 10/1/15	$ 9,000	$ 9,381
5.15% 8/1/43	2,725	2,933
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,837
2.8% 4/15/16	6,700	6,996
5.625% 4/1/40	2,000	2,420
5.625% 4/15/41	4,600	5,587
6.5% 8/15/37	8,275	10,953
Walgreen Co.:
1.8% 9/15/17	1,900	1,925
3.1% 9/15/22	2,850	2,812
		64,309
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,476
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,713
3.2% 1/25/23	15,550	15,178
General Mills, Inc. 5.65% 2/15/19	13,501	15,779
Kellogg Co.:
3.125% 5/17/22	1,875	1,882
3.25% 5/21/18	2,800	2,948
4.45% 5/30/16	2,000	2,144
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,942
5% 6/4/42	2,825	3,005
Kraft Foods, Inc. 6.875% 2/1/38	5,250	6,884
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,601
		77,552
Household Products - 0.2%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,337
2.4% 3/1/22	5,200	5,069
2.4% 6/1/23	8,000	7,616
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,101
2.3% 2/6/22	4,700	4,582
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.: - continued
3.1% 8/15/23	$ 10,000	$ 10,093
3.15% 9/1/15	4,500	4,660
		45,458
Personal Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,123
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,750
4.25% 8/9/42	9,780	9,018
9.7% 11/10/18	2,049	2,710
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,466
4.5% 3/26/20	2,000	2,224
5.65% 5/16/18	6,789	7,821
6.375% 5/16/38	1,450	1,850
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,280
4.85% 9/15/23	1,800	1,936
6.75% 6/15/17	2,899	3,351
7.25% 6/15/37	7,220	9,008
		50,414
TOTAL CONSUMER STAPLES		334,466
ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,274
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,512
Halliburton Co.:
6.15% 9/15/19	2,000	2,398
7.45% 9/15/39	1,500	2,183
Nabors Industries, Inc. 2.35% 9/15/16 (b)	7,475	7,650
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,760
3.05% 3/1/16	1,020	1,054
4.625% 3/1/21	1,340	1,442
5.25% 3/15/42	3,100	3,190
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.:
6% 3/15/18	$ 7,000	$ 7,892
6.5% 11/15/20	4,000	4,598
Weatherford International Ltd. 7% 3/15/38	5,580	6,911
		47,864
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,008
6.2% 3/15/40	2,000	2,479
6.45% 9/15/36	2,675	3,363
Apache Corp. 5.1% 9/1/40	3,000	3,293
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,294
6.25% 3/15/38	6,850	8,549
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,669
3.8% 9/15/23	1,750	1,811
6.75% 11/15/39	2,000	2,603
Chevron Corp.:
1.104% 12/5/17	5,700	5,680
1.718% 6/24/18	7,525	7,588
ConocoPhillips Co.:
5.75% 2/1/19	2,902	3,402
6.5% 2/1/39	7,529	10,166
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,863
3.875% 3/15/23	3,775	3,820
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,816
3.25% 5/15/22	4,000	4,035
5.6% 7/15/41	2,875	3,341
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,038
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,212
5.875% 12/15/16	1,000	1,112
6.5% 4/15/18	1,000	1,164
Enbridge, Inc. 3.5% 6/10/24	2,825	2,810
Encana Corp.:
3.9% 11/15/21	4,900	5,181
6.5% 2/1/38	5,000	6,265
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energy Transfer Partners LP:
3.6% 2/1/23	$ 8,550	$ 8,441
4.15% 10/1/20	4,500	4,789
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,899
4.85% 8/15/42	2,500	2,576
5.6% 10/15/14	1,937	1,974
5.7% 2/15/42	2,000	2,320
6.65% 4/15/18	2,000	2,370
7.55% 4/15/38	2,000	2,793
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,168
Hess Corp.:
5.6% 2/15/41	3,400	3,900
8.125% 2/15/19	6,000	7,581
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,475
3.5% 9/1/23	2,000	1,942
3.95% 9/1/22	7,000	7,123
5% 3/1/43	1,000	995
5.625% 9/1/41	1,000	1,061
6.55% 9/15/40	3,000	3,570
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,492
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,045
5.125% 3/1/21	1,000	1,138
6.5% 3/1/41	1,000	1,257
Nexen, Inc.:
5.2% 3/10/15	900	932
5.875% 3/10/35	3,710	4,186
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,037
2.7% 2/15/23	6,000	5,835
3.125% 2/15/22	2,000	2,034
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,145
3.375% 10/1/22	5,000	4,965
Petro-Canada:
6.05% 5/15/18	3,650	4,236
6.8% 5/15/38	8,445	11,238
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
4.375% 5/20/23	$ 4,725	$ 4,515
7.25% 3/17/44	4,000	4,413
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,072
6.75% 1/27/41	6,275	6,526
7.875% 3/15/19	12,228	14,291
Petroleos Mexicanos:
3.125% 1/23/19 (b)	1,425	1,468
3.5% 7/18/18	1,050	1,090
3.5% 1/30/23	1,850	1,799
4.875% 1/24/22	18,010	19,361
5.5% 6/27/44	8,600	8,869
6.375% 1/23/45 (b)	3,000	3,454
Phillips 66 Co. 5.875% 5/1/42	9,500	11,540
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,085
5.75% 1/15/20	1,000	1,168
6.125% 1/15/17	1,795	2,021
6.65% 1/15/37	2,795	3,552
Shell International Finance BV:
1.125% 8/21/17	1,375	1,376
2.375% 8/21/22	3,000	2,893
6.375% 12/15/38	4,200	5,556
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,244
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,987
4.75% 3/15/24	4,825	5,231
Statoil ASA:
1.2% 1/17/18	5,575	5,552
1.95% 11/8/18	7,300	7,378
2.9% 10/15/14	1,500	1,514
3.7% 3/1/24	3,650	3,807
5.1% 8/17/40	2,000	2,283
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,094
6.85% 6/1/39	2,000	2,692
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	4,411
5.85% 2/1/37	2,000	2,196
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total Capital Canada Ltd. 1.45% 1/15/18	$ 2,625	$ 2,634
Total Capital International SA:
1.55% 6/28/17	5,000	5,071
2.7% 1/25/23	1,900	1,848
2.875% 2/17/22	4,175	4,175
3.75% 4/10/24	2,000	2,085
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,805
3.4% 6/1/15	1,000	1,029
6.1% 6/1/40	6,700	8,340
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,794
Valero Energy Corp. 6.625% 6/15/37	5,420	6,759
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,467
4% 7/1/22	3,000	3,093
Williams Partners LP 3.35% 8/15/22	2,800	2,774
XTO Energy, Inc.:
5% 1/31/15	1,733	1,788
5.65% 4/1/16	1,189	1,298
		435,477
TOTAL ENERGY		483,341
FINANCIALS - 8.4%
Banks - 3.4%
American Express Bank FSB 6% 9/13/17	615	706
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,830
Bank of America Corp.:
2% 1/11/18	3,550	3,574
2.6% 1/15/19	3,775	3,831
2.65% 4/1/19	17,925	18,186
4% 4/1/24	9,000	9,196
4.1% 7/24/23	7,000	7,230
4.5% 4/1/15	16,765	17,302
5% 5/13/21	4,000	4,457
5.7% 1/24/22	6,250	7,245
5.75% 12/1/17	5,855	6,631
5.875% 1/5/21	6,640	7,754
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
6.5% 8/1/16	$ 15,000	$ 16,697
Bank of America NA:
5.3% 3/15/17	3,500	3,856
6% 10/15/36	2,419	2,945
Bank of Montreal:
1.4% 9/11/17	2,875	2,879
2.375% 1/25/19	3,700	3,770
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,090
4.375% 1/13/21	1,000	1,114
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,791
5.2% 7/10/14	2,000	2,010
BB&T Corp.:
1.6% 8/15/17	5,700	5,747
2.05% 6/19/18	1,900	1,922
BNP Paribas 3.6% 2/23/16	10,380	10,880
BNP Paribas SA 2.7% 8/20/18	4,900	5,020
BPCE SA 4% 4/15/24	2,000	2,025
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,028
Capital One Bank NA 3.375% 2/15/23	2,424	2,412
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,833
2.5% 9/26/18	750	762
2.55% 4/8/19	3,700	3,737
2.65% 3/2/15	13,899	14,113
3.375% 3/1/23	6,000	5,942
3.953% 6/15/16	1,450	1,534
4.75% 5/19/15	7,193	7,473
5.3% 5/6/44	2,000	2,041
5.5% 9/13/25	5,000	5,520
5.875% 1/30/42	4,500	5,365
6.125% 5/15/18	1,769	2,045
6.125% 8/25/36	3,650	4,163
8.125% 7/15/39	8,000	11,929
8.5% 5/22/19	1,688	2,161
Comerica, Inc. 3% 9/16/15	1,268	1,308
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Commonwealth Bank of Australia: - continued
1.9% 9/18/17	$ 4,750	$ 4,845
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,626
4.375% 6/15/22	10,300	10,971
Credit Suisse AG 6% 2/15/18	15,651	17,908
Discover Bank:
2% 2/21/18	7,375	7,428
4.2% 8/8/23	7,000	7,368
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,189
5% 4/11/22	6,170	7,024
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,698
3.625% 1/25/16	2,000	2,093
4.5% 6/1/18	824	902
8.25% 3/1/38	2,079	3,052
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,326
5.1% 4/5/21	2,800	3,188
6.5% 9/15/37	10,500	12,860
HSBC U.S.A., Inc. 2.625% 9/24/18	7,500	7,771
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,768
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,342
2% 8/15/17	7,000	7,121
2.35% 1/28/19	23,000	23,265
3.15% 7/5/16	1,500	1,567
3.25% 9/23/22	4,000	3,999
3.375% 5/1/23	1,900	1,854
3.4% 6/24/15	10,710	11,025
3.7% 1/20/15	5,000	5,103
4.35% 8/15/21	2,000	2,177
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.5% 1/24/22	$ 13,000	$ 14,198
4.625% 5/10/21	1,500	1,658
5.5% 10/15/40	5,700	6,551
5.6% 7/15/41	1,500	1,745
6.3% 4/23/19	10,000	11,859
KeyBank NA 5.8% 7/1/14	1,109	1,114
KeyCorp. 3.75% 8/13/15	7,000	7,252
Nordic Investment Bank 0.5% 4/14/16	8,450	8,466
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,759
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,770
6.7% 6/10/19	2,500	3,034
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,023
3.95% 11/9/22	5,300	5,386
4.5% 1/11/21	1,000	1,105
5.25% 5/24/41	3,000	3,368
Regions Bank 7.5% 5/15/18	2,000	2,381
Regions Financial Corp. 2% 5/15/18	3,650	3,639
Royal Bank of Canada 2.3% 7/20/16	5,500	5,687
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,368
Societe Generale SA 2.625% 10/1/18	3,750	3,829
Sumitomo Mitsui Banking Corp. 2.5% 7/19/18	4,351	4,466
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,047
2.5% 5/1/19	2,000	2,020
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	12,025
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,245
2.5% 7/14/16	1,200	1,246
U.S. Bancorp:
3.15% 3/4/15	5,000	5,109
4.125% 5/24/21	3,000	3,260
Union Bank NA 2.625% 9/26/18	2,750	2,828
Wachovia Corp. 5.75% 6/15/17	2,905	3,293
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,035
2.1% 5/8/17	2,725	2,802
3.45% 2/13/23	3,675	3,647
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.: - continued
4.1% 6/3/26	$ 3,225	$ 3,248
4.48% 1/16/24	3,816	4,038
5.375% 11/2/43	1,850	2,015
5.606% 1/15/44	11,380	12,891
5.625% 12/11/17	5,972	6,797
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,018
2% 8/14/17	5,000	5,118
4.875% 11/19/19	3,700	4,170
Zions Bancorp. 4.5% 6/13/23	2,850	2,898
		628,734
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,234
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,031
3.5% 3/18/24	2,900	2,930
4.25% 5/24/21	6,500	7,152
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,878
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,907
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,115
2.625% 1/31/19	12,850	13,022
2.9% 7/19/18	2,800	2,894
3.3% 5/3/15	2,225	2,280
3.625% 2/7/16	5,000	5,225
3.625% 1/22/23	9,000	9,008
5.25% 7/27/21	4,500	5,053
5.625% 1/15/17	7,000	7,736
5.75% 1/24/22	4,300	4,970
5.95% 1/18/18	3,000	3,418
6% 6/15/20	1,650	1,920
6.15% 4/1/18	7,451	8,566
6.75% 10/1/37	14,860	17,805
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,045
Lazard Group LLC:
4.25% 11/14/20	2,650	2,778
6.85% 6/15/17	3,804	4,335
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,601
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
6.875% 4/25/18	$ 6,991	$ 8,273
7.75% 5/14/38	4,175	5,728
Morgan Stanley:
2.125% 4/25/18	8,000	8,070
2.5% 1/24/19	6,000	6,092
2.875% 7/28/14	1,000	1,004
3.75% 2/25/23	6,775	6,874
3.875% 4/29/24	9,000	9,090
4.2% 11/20/14	7,250	7,380
5.45% 1/9/17	236	261
5.5% 7/28/21	3,400	3,884
5.625% 9/23/19	2,000	2,301
5.75% 1/25/21	5,000	5,782
5.95% 12/28/17	5,745	6,550
6% 4/28/15	5,666	5,938
6.375% 7/24/42	2,900	3,651
6.625% 4/1/18	5,055	5,918
7.25% 4/1/32	1,000	1,337
7.3% 5/13/19	3,000	3,664
State Street Corp. 2.875% 3/7/16	3,340	3,479
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,884
2.3% 7/28/16	1,000	1,034
5.45% 5/15/19	2,000	2,315
UBS AG Stamford Branch:
3.875% 1/15/15	1,163	1,188
5.75% 4/25/18	830	954
5.875% 12/20/17	2,034	2,331
		238,885
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	11,475	10,981
7% 3/19/18	5,750	6,865
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,967
2.75% 9/15/15	5,000	5,144
American Honda Finance Corp. 2.125% 10/10/18	6,550	6,667
Capital One Financial Corp. 4.75% 7/15/21	4,000	4,455
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Caterpillar Financial Services Corp.:
1.3% 3/1/18	$ 3,650	$ 3,618
2.75% 6/24/15	1,500	1,539
2.85% 6/1/22	4,000	3,979
Discover Financial Services:
5.2% 4/27/22	1,000	1,107
6.45% 6/12/17	2,263	2,582
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,432
2.5% 1/15/16	3,750	3,851
2.75% 5/15/15	11,400	11,628
2.875% 10/1/18	1,575	1,627
3% 6/12/17	3,000	3,131
4.25% 2/3/17	7,600	8,165
4.25% 9/20/22	1,800	1,909
4.375% 8/6/23	4,000	4,242
5.875% 8/2/21	11,375	13,321
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,563
2.25% 11/9/15	6,228	6,388
2.95% 5/9/16	11,691	12,207
3.5% 6/29/15	12,081	12,484
4.65% 10/17/21	7,000	7,791
5.625% 9/15/17	7,044	7,986
5.625% 5/1/18	15,000	17,230
5.875% 1/14/38	15,625	18,693
6.375% 11/15/67 (e)	9,000	10,036
6.875% 1/10/39	4,000	5,358
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,051
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,549
1.3% 3/12/18	3,675	3,647
1.95% 12/13/18	4,825	4,857
2.25% 4/17/19	10,250	10,407
2.8% 1/27/23	5,000	4,916
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,781
1% 2/17/15	1,600	1,609
2.05% 1/12/17	9,000	9,265
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Toyota Motor Credit Corp.: - continued
2.1% 1/17/19	$ 6,000	$ 6,069
2.75% 5/17/21	2,600	2,630
		262,727
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,591
4.5% 2/11/43	2,000	2,044
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,870
2.5% 11/6/22	3,000	2,862
3.125% 10/1/15	2,500	2,589
3.245% 5/6/22	7,750	7,843
3.875% 3/10/15	2,000	2,055
4.5% 10/1/20	2,000	2,223
4.75% 3/10/19	1,000	1,125
CME Group, Inc. 5.3% 9/15/43	2,800	3,212
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,050
3.875% 8/18/14	5,000	5,037
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,914
6.375% 5/15/38	7,218	9,399
ING U.S., Inc. 5.7% 7/15/43	3,750	4,405
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,800
4% 10/15/23	3,750	3,962
International Finance Corp.:
2.25% 4/11/16	5,700	5,893
2.75% 4/20/15	6,625	6,775
JPMorgan Chase Bank 6% 10/1/17	7,075	8,063
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,174
Ontario Province 2% 1/30/19	5,000	5,074
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Svensk Exportkredit AB 1.75% 5/30/17	$ 4,750	$ 4,857
TECO Finance, Inc. 4% 3/15/16	2,875	3,037
		110,854
Insurance - 0.9%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,532
American International Group, Inc.:
3.375% 8/15/20	5,775	6,016
3.8% 3/22/17	16,400	17,601
4.875% 9/15/16	5,400	5,867
4.875% 6/1/22	9,000	10,060
5.05% 10/1/15	3,000	3,179
5.85% 1/16/18	2,000	2,288
6.4% 12/15/20	2,900	3,514
8.25% 8/15/18	4,000	4,996
Aon Corp. 3.125% 5/27/16	8,000	8,354
Aon PLC:
3.5% 6/14/24	2,000	2,003
4% 11/27/23	3,000	3,129
4.6% 6/14/44	1,600	1,591
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	567
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,018
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,405
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,124
2.55% 10/15/18	5,800	5,952
3.5% 6/3/24	1,900	1,900
4.05% 10/15/23	6,775	7,132
MetLife, Inc.:
4.125% 8/13/42	3,900	3,768
5% 6/15/15	1,153	1,206
5.875% 2/6/41	2,400	2,942
7.717% 2/15/19	9,000	11,241
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,997
5.1% 8/15/43	4,000	4,413
5.4% 6/13/35	447	506
5.5% 3/15/16	421	455
5.625% 5/12/41	2,000	2,355
5.7% 12/14/36	380	448
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
6.2% 1/15/15	$ 1,340	$ 1,388
6.2% 11/15/40	2,400	3,008
7.375% 6/15/19	3,000	3,732
8.875% 6/15/38 (e)	2,944	3,606
The Chubb Corp.:
5.75% 5/15/18	4,175	4,815
6.5% 5/15/38	3,510	4,680
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,767
		168,555
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 3.9% 6/15/23	5,650	5,630
American Tower Corp. 3.4% 2/15/19	7,475	7,799
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,849
4.125% 5/15/21	2,100	2,251
DDR Corp. 3.375% 5/15/23	2,825	2,763
Developers Diversified Realty Corp. 4.625% 7/15/22	1,900	2,043
Duke Realty LP:
3.625% 4/15/23	2,750	2,730
5.95% 2/15/17	630	702
6.5% 1/15/18	1,000	1,150
Federal Realty Investment Trust 3% 8/1/22	4,750	4,708
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,509
3.75% 3/15/23	8,660	8,740
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,315
6.65% 1/15/18	612	671
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,210
Simon Property Group LP:
2.8% 1/30/17	4,700	4,914
4.125% 12/1/21	3,200	3,469
4.2% 2/1/15	1,820	1,848
5.65% 2/1/20	4,300	5,041
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,734
		65,076
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	3,103
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP 3.95% 2/15/23	$ 3,800	$ 3,837
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,064
ERP Operating LP:
3% 4/15/23	1,875	1,823
4.625% 12/15/21	5,700	6,297
Liberty Property LP:
3.375% 6/15/23	2,775	2,712
4.4% 2/15/24	7,425	7,810
4.75% 10/1/20	1,000	1,093
5.125% 3/2/15	840	868
5.5% 12/15/16	1,000	1,097
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,879
3.15% 5/15/23	4,700	4,294
4.5% 4/18/22	4,210	4,257
Regency Centers LP:
5.25% 8/1/15	2,113	2,223
5.875% 6/15/17	1,046	1,180
Tanger Properties LP:
6.125% 6/1/20	4,408	5,198
6.15% 11/15/15	24	26
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,813
		56,574
TOTAL FINANCIALS		1,531,405
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,120
2.2% 5/22/19	8,625	8,625
2.5% 11/15/16	2,000	2,076
3.875% 11/15/21	9,600	10,157
5.15% 11/15/41	11,150	11,976
5.85% 6/1/17	2,928	3,309
		39,263
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.:
1.85% 6/15/18	$ 8,000	$ 8,022
4.5% 8/15/19	3,000	3,328
		11,350
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,967
4.125% 6/1/21	7,000	7,616
4.125% 11/15/42	4,411	4,261
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,711
4.35% 11/1/42	2,000	1,898
Cigna Corp. 4% 2/15/22	4,600	4,888
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,953
6.3% 8/15/14	3,584	3,626
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,149
3.9% 2/15/22	10,400	10,912
6.125% 11/15/41	3,000	3,622
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,440
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,978
McKesson Corp.:
0.95% 12/4/15	2,850	2,864
1.4% 3/15/18	4,725	4,679
3.796% 3/15/24	5,000	5,110
4.883% 3/15/44	5,000	5,239
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,052
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,822
4.375% 3/15/42	11,800	11,895
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,588
1.875% 1/15/18	2,000	2,001
3.3% 1/15/23	2,000	1,992
4.625% 5/15/42	2,600	2,641
4.65% 1/15/43	2,000	2,034
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.: - continued
5% 12/15/14	$ 7,200	$ 7,380
5.8% 8/15/40	4,000	4,703
		112,021
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,059
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,885
4.15% 2/1/24	4,379	4,609
5.3% 2/1/44	5,820	6,461
		15,014
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,749
1.75% 11/6/17	5,700	5,748
2.9% 11/6/22	5,700	5,606
4.4% 11/6/42	4,775	4,779
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,169
6.45% 9/15/37	3,250	4,206
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,353
Johnson & Johnson:
4.5% 12/5/43	4,000	4,281
4.85% 5/15/41	4,260	4,805
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,923
2.25% 1/15/16	1,000	1,029
2.4% 9/15/22	2,000	1,915
3.6% 9/15/42	2,000	1,813
3.875% 1/15/21	1,000	1,082
4% 6/30/15	3,000	3,118
5% 6/30/19	5,970	6,833
5.85% 6/30/39	1,000	1,237
Mylan, Inc. 1.35% 11/29/16	5,295	5,322
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,614
3.7% 9/21/42	2,825	2,626
Perrigo Co. PLC:
2.3% 11/8/18 (b)	4,609	4,625
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. PLC: - continued
4% 11/15/23 (b)	$ 5,000	$ 5,099
Pfizer, Inc.:
6.2% 3/15/19	4,000	4,754
7.2% 3/15/39	5,400	7,590
Sanofi SA 1.25% 4/10/18	7,550	7,460
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,159
3.25% 10/1/22	3,000	2,945
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,004
3.25% 2/1/23	5,000	4,939
4.7% 2/1/43	5,000	5,155
		124,938
TOTAL HEALTH CARE		302,586
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,643
General Dynamics Corp. 2.25% 7/15/16	2,400	2,481
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,667
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,090
4.85% 9/15/41	2,700	2,977
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,863
4.75% 6/1/43	4,000	4,205
Raytheon Co.:
3.125% 10/15/20	2,000	2,079
4.875% 10/15/40	1,000	1,110
The Boeing Co.:
6% 3/15/19	1,000	1,186
6.875% 3/15/39	3,300	4,642
United Technologies Corp.:
3.1% 6/1/22	2,875	2,932
4.5% 4/15/20	4,000	4,476
4.5% 6/1/42	7,405	7,701
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Technologies Corp.: - continued
5.7% 4/15/40	$ 2,000	$ 2,465
6.125% 2/1/19	4,000	4,758
		57,275
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 6.2% 1/15/38	2,500	3,251
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (b)	3,639	3,930
Continental Airlines, Inc.:
4% 4/29/26	4,567	4,641
6.648% 3/15/19	1,247	1,350
6.9% 7/2/19	485	525
		10,446
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,612
Waste Management, Inc. 2.9% 9/15/22	6,675	6,524
		11,136
Industrial Conglomerates - 0.4%
3M Co. 2% 6/26/22	4,000	3,806
Covidien International Finance SA:
2.95% 6/15/23	3,000	2,924
3.2% 6/15/22	2,150	2,172
6% 10/15/17	2,902	3,334
6.55% 10/15/37	4,250	5,655
Danaher Corp.:
1.3% 6/23/14	2,900	2,902
3.9% 6/23/21	2,900	3,124
General Electric Co.:
3.375% 3/11/24	5,500	5,597
4.5% 3/11/44	5,500	5,746
5.25% 12/6/17	18,540	20,976
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,699
		61,935
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc.: - continued
5.3% 9/15/35	$ 7,000	$ 8,125
Deere & Co. 5.375% 10/16/29	1,000	1,192
		15,157
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,655
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,757
3.05% 3/15/22	10,000	9,977
4.375% 9/1/42	4,500	4,457
4.9% 4/1/44	4,000	4,277
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,060
CSX Corp.:
4.1% 3/15/44	6,775	6,413
7.375% 2/1/19	10,000	12,289
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,441
3.25% 12/1/21	5,000	5,119
3.95% 10/1/42	1,900	1,799
5.75% 1/15/16	10,000	10,793
Union Pacific Corp. 4.75% 9/15/41	2,800	3,049
		79,086
TOTAL INDUSTRIALS		238,286
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,037
4.45% 1/15/20	2,000	2,226
4.95% 2/15/19	3,479	3,947
5.9% 2/15/39	12,416	15,066
		24,276
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	3,000	3,020
6.55% 10/1/17	2,338	2,714
7.125% 10/1/37	2,475	3,229
		8,963
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	$ 9,525	$ 9,144
Google, Inc. 3.625% 5/19/21	3,780	4,037
		13,181
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,349
1.95% 7/22/16	1,500	1,542
3.625% 2/12/24	5,000	5,132
7.625% 10/15/18	13,000	16,208
Xerox Corp.:
2.75% 3/15/19	5,000	5,111
4.25% 2/15/15	1,000	1,026
4.5% 5/15/21	4,000	4,334
5.625% 12/15/19	1,000	1,154
		45,856
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,072
2.95% 6/1/14	2,000	2,000
3.625% 12/15/23	10,000	10,517
4.2% 6/1/19	2,000	2,236
5.3% 2/8/41	1,500	1,762
Oracle Corp.:
5.375% 7/15/40	12,500	14,587
5.75% 4/15/18	7,400	8,574
		41,748
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43	13,000	12,049
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,028
3.3% 12/9/16	5,250	5,532
4.3% 6/1/21	2,780	2,973
4.75% 6/2/14	8,300	8,300
6% 9/15/41	1,500	1,689
		32,571
TOTAL INFORMATION TECHNOLOGY		166,595
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 1.3%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	$ 1,000	$ 1,111
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,074
3.625% 1/15/21	5,000	5,321
4.15% 2/15/43	4,000	3,964
4.625% 1/15/20	3,000	3,335
Ecolab, Inc.:
1% 8/9/15	4,750	4,775
1.45% 12/8/17	6,650	6,656
5.5% 12/8/41	3,000	3,543
Lubrizol Corp. 8.875% 2/1/19	919	1,189
LYB International Finance BV:
4% 7/15/23	5,625	5,886
4.875% 3/15/44	3,000	3,136
LyondellBasell Industries NV 5% 4/15/19	3,000	3,380
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,022
3.75% 9/30/15	2,000	2,085
4.875% 3/30/20	1,500	1,686
5.625% 12/1/40	1,800	2,138
Praxair, Inc.:
2.2% 8/15/22	2,000	1,892
2.45% 2/15/22	4,650	4,480
3.25% 9/15/15	3,200	3,317
3.55% 11/7/42	2,000	1,828
The Dow Chemical Co.:
3% 11/15/22	4,900	4,784
4.125% 11/15/21	7,700	8,219
8.55% 5/15/19	2,358	3,040
9.4% 5/15/39	3,000	4,916
The Mosaic Co. 5.625% 11/15/43	3,750	4,226
		93,003
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,020
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,025
6.8% 8/1/19	3,000	3,597
		6,622
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Barrick Gold Corp.:
3.85% 4/1/22	$ 8,000	$ 7,776
5.25% 4/1/42	4,500	4,222
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,193
2.875% 2/24/22	9,300	9,307
5% 9/30/43	3,000	3,282
6.5% 4/1/19	2,500	3,024
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18	10,425	10,567
3.1% 3/15/20	3,800	3,802
3.55% 3/1/22	5,125	5,035
3.875% 3/15/23	2,000	1,971
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,102
6.25% 10/1/39	1,600	1,628
Nucor Corp.:
4% 8/1/23	3,000	3,099
5.2% 8/1/43	3,000	3,223
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,237
3.75% 9/20/21	3,200	3,368
5.2% 11/2/40	1,000	1,092
6.5% 7/15/18	1,398	1,649
7.125% 7/15/28	2,000	2,610
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,043
2.875% 8/21/22	6,000	5,842
4.125% 8/21/42	4,000	3,753
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,011
5.2% 3/1/42	5,200	4,969
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	7,030
6.25% 1/23/17	9,395	10,538
		115,373
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	$ 11,500	$ 12,702
TOTAL MATERIALS		229,720
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,204
4.35% 6/15/45	24,760	23,569
5.55% 8/15/41	7,300	8,229
5.8% 2/15/19	4,000	4,655
6.3% 1/15/38	838	1,015
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	172
British Telecommunications PLC:
2% 6/22/15	7,000	7,103
9.625% 12/15/30	4,515	7,204
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,285
Orange SA:
2.125% 9/16/15	1,000	1,017
5.375% 7/8/19	4,000	4,568
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,178
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	4,044
4.949% 1/15/15	3,000	3,077
5.462% 2/16/21	2,700	3,065
5.877% 7/15/19	2,000	2,315
6.421% 6/20/16	1,151	1,273
7.045% 6/20/36	2,600	3,271
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,431
2% 11/1/16	9,600	9,818
4.5% 9/15/20	23,600	26,068
4.75% 11/1/41	1,000	1,009
5.15% 9/15/23	23,600	26,536
6.25% 4/1/37	3,121	3,747
6.35% 4/1/19	6,000	7,149
6.55% 9/15/43	22,400	28,385
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.9% 4/15/38	$ 6,025	$ 7,766
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,706
		216,859
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,205
6.125% 11/15/37	8,365	9,804
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	5,037
5.45% 10/1/43	5,775	6,462
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,981
1.5% 2/19/18	7,700	7,681
2.5% 9/26/22	3,000	2,801
2.95% 2/19/23	6,900	6,605
5.45% 6/10/19	6,000	6,922
		54,498
TOTAL TELECOMMUNICATION SERVICES		271,357
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co. 5.2% 6/1/41	3,850	4,493
AmerenUE:
3.9% 9/15/42	3,700	3,592
6.4% 6/15/17	2,959	3,378
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,024
2.95% 12/15/22	4,000	3,899
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,901
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,346
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,737
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,557
Commonwealth Edison Co.:
3.4% 9/1/21	1,000	1,038
5.8% 3/15/18	9,945	11,424
Dayton Power & Light Co. 1.875% 9/15/16 (b)	3,750	3,823
Detroit Edison Co. 2.65% 6/15/22	8,000	7,901
Duke Capital LLC 5.668% 8/15/14	2,036	2,057
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duke Energy Carolinas LLC:
4% 9/30/42	$ 3,750	$ 3,685
5.25% 1/15/18	4,355	4,911
6% 1/15/38	3,450	4,414
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,713
3.75% 4/15/24	6,000	6,198
3.95% 9/15/14	4,500	4,546
3.95% 10/15/23	2,443	2,575
Duke Energy Progress, Inc. 4.375% 3/30/44	2,000	2,085
Edison International 3.75% 9/15/17	3,000	3,211
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,627
Florida Power & Light Co. 3.25% 6/1/24	4,725	4,784
Hydro-Quebec:
1.375% 6/19/17	1,000	1,010
2% 6/30/16	7,310	7,521
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,764
Mississippi Power Co. 4.25% 3/15/42	1,840	1,792
Nevada Power Co. 6.5% 8/1/18	1,555	1,850
Northern States Power Co.:
3.4% 8/15/42	2,000	1,791
4.125% 5/15/44	4,500	4,547
5.25% 3/1/18	10,500	11,866
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,826
3.75% 8/15/42	5,900	5,405
5.4% 1/15/40	4,000	4,601
PacifiCorp:
3.6% 4/1/24	4,000	4,146
6% 1/15/39	6,193	7,821
Pennsylvania Electric Co. 6.05% 9/1/17	757	834
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,143
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,678
4.2% 6/15/22	2,000	2,139
4.7% 6/1/43	1,800	1,836
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,928
6% 12/1/39	3,200	3,983
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Public Service Electric & Gas Co.:
2.7% 5/1/15	$ 2,000	$ 2,043
3.65% 9/1/42	2,825	2,634
4% 6/1/44	5,000	4,894
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,999
6.55% 5/15/36	5,500	7,187
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,813
4.45% 2/15/44	2,750	2,869
5% 6/30/19	5,000	5,679
6% 5/15/37	2,000	2,539
Wisconsin Electric Power Co.:
4.25% 6/1/44	4,700	4,801
6.25% 12/1/15	2,983	3,228
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,143
		227,229
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,908
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	494
		2,402
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,896
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,325
CMS Energy Corp. 4.875% 3/1/44	5,000	5,293
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,229
4.45% 3/15/44	8,000	8,222
5.5% 12/1/39	2,500	2,986
Consumers Energy Co. 2.85% 5/15/22	6,650	6,644
Delmarva Power & Light 4% 6/1/42	4,000	3,918
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,020
2.5336% 9/30/66 (e)	1,000	924
4.9% 8/1/41	2,000	2,136
7.5% 6/30/66 (e)	1,000	1,084
MidAmerican Energy Holdings, Co.:
5.15% 11/15/43	1,650	1,843
5.75% 4/1/18	3,750	4,297
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.: - continued
6.5% 9/15/37	$ 7,605	$ 9,819
National Grid PLC 6.3% 8/1/16	1,463	1,625
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,601
5.25% 9/15/17	835	932
5.4% 7/15/14	1,334	1,342
5.45% 9/15/20	5,111	5,832
6.25% 12/15/40	2,453	2,957
6.4% 3/15/18	1,532	1,770
PG&E Corp. 2.4% 3/1/19	2,406	2,436
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,071
Sempra Energy:
2.875% 10/1/22	3,000	2,944
4.05% 12/1/23	5,000	5,277
6% 10/15/39	1,000	1,241
6.5% 6/1/16	3,000	3,329
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,376
		96,369
TOTAL UTILITIES		326,000
TOTAL NONCONVERTIBLE BONDS (Cost $3,921,239)		4,199,671
U.S. Government and Government Agency Obligations - 41.2%

U.S. Government Agency Obligations - 3.2%
Fannie Mae:
0.5% 3/30/16	28,500	28,585
0.875% 10/26/17	32,907	32,737
1.875% 9/18/18	15,050	15,340
5% 3/15/16	28,200	30,567
Federal Farm Credit Bank 3% 9/22/14	50,000	50,448
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,335
0.875% 5/24/17	15,825	15,841
1% 6/21/17	35,300	35,432
5% 11/17/17	33,300	37,742
5.5% 7/15/36	1,500	1,915
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
0.5% 5/13/16	$ 30,000	$ 30,074
0.875% 10/14/16	24,375	24,553
1% 6/29/17	2,660	2,669
1% 9/29/17	32,075	32,093
1.375% 5/1/20	14,000	13,575
1.75% 9/10/15	20,385	20,789
2.375% 1/13/22	13,000	12,998
3.75% 3/27/19	2,300	2,538
4.875% 6/13/18	66,960	76,481
6.25% 7/15/32	7,700	10,631
6.75% 3/15/31	26,000	37,232
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,000
5.375% 4/1/56	5,395	6,535
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		571,110
U.S. Treasury Obligations - 38.0%
U.S. Treasury Bonds:
3.125% 2/15/43	35,930	34,678
3.5% 2/15/39	12,115	12,681
3.625% 8/15/43	26,640	28,213
3.625% 2/15/44	30,160	31,922
3.75% 11/15/43	44,780	48,474
3.875% 8/15/40	30,080	33,473
4.25% 5/15/39	26,000	30,635
4.25% 11/15/40	811	958
4.375% 2/15/38	8,200	9,823
4.375% 11/15/39	100	120
4.375% 5/15/40	8,000	9,624
4.375% 5/15/41	57,765	69,643
4.5% 2/15/36	27,900	33,990
4.5% 5/15/38	15,000	18,305
4.5% 8/15/39	39,000	47,702
4.625% 2/15/40	21,500	26,825
4.75% 2/15/37	9,420	11,881
4.75% 2/15/41	54,830	69,874
5% 5/15/37	11,000	14,328
5.375% 2/15/31 (g)	53,470	70,488
6.25% 5/15/30	86,360	123,211
8.75% 5/15/17	8,000	9,865
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8.875% 8/15/17	$ 5,000	$ 6,264
8.875% 2/15/19	6,960	9,335
9% 11/15/18	4,000	5,330
9.125% 5/15/18	3,000	3,926
U.S. Treasury Notes:
0.125% 4/30/15	32,560	32,570
0.25% 5/15/15	50,890	50,960
0.25% 7/15/15	20,040	20,066
0.25% 8/15/15	61,235	61,314
0.25% 9/15/15	40,400	40,444
0.25% 10/15/15	52,890	52,935
0.25% 12/15/15	3	3
0.25% 2/29/16	28,880	28,864
0.25% 4/15/16	144,180	143,960
0.25% 5/15/16	70,330	70,184
0.375% 6/15/15	56,410	56,558
0.375% 6/30/15	61,100	61,267
0.375% 11/15/15	78,490	78,680
0.375% 2/15/16	58,820	58,917
0.375% 3/15/16	7,580	7,590
0.5% 6/15/16	41,060	41,150
0.625% 7/15/16	147,580	148,214
0.625% 8/15/16	39,740	39,886
0.625% 11/15/16	34,620	34,666
0.625% 12/15/16	122,260	122,317
0.625% 2/15/17	205,420	205,163
0.625% 5/31/17	31,820	31,646
0.625% 9/30/17	27,465	27,167
0.75% 1/15/17	23,270	23,335
0.75% 3/15/17	66,400	66,483
0.75% 10/31/17	32,870	32,605
0.875% 9/15/16	29,720	29,973
0.875% 11/30/16	71,530	72,050
0.875% 12/31/16	12,063	12,141
0.875% 1/31/17	54,880	55,189
0.875% 2/28/17	109,294	109,832
0.875% 4/15/17	146,720	147,270
0.875% 5/15/17	62,330	62,510
0.875% 1/31/18	9,310	9,237
0.875% 7/31/19	93,700	90,303
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 8/31/16	$ 100,010	$ 101,198
1% 9/30/16	46,030	46,551
1% 10/31/16	86,750	87,692
1% 3/31/17	45,115	45,453
1% 5/31/18	4,670	4,630
1% 11/30/19	18,250	17,581
1.125% 4/30/20	262,370	252,265
1.25% 8/31/15	76,590	77,640
1.25% 9/30/15	6,000	6,086
1.25% 10/31/15	39,660	40,249
1.25% 10/31/18	45,190	44,964
1.25% 11/30/18	47,480	47,183
1.25% 1/31/19	14,670	14,540
1.25% 4/30/19	1,150	1,136
1.375% 6/30/18	31,800	31,959
1.375% 7/31/18	1,175	1,180
1.375% 9/30/18	126,860	127,058
1.375% 2/28/19	98,500	98,038
1.375% 1/31/20	20,920	20,500
1.5% 6/30/16	86,270	88,211
1.5% 7/31/16	31,340	32,052
1.5% 8/31/18	252,040	254,088
1.5% 12/31/18	4,060	4,075
1.5% 1/31/19	37,180	37,270
1.5% 2/28/19	32,250	32,303
1.5% 3/31/19	12,800	12,807
1.625% 4/30/19	4,980	5,005
1.625% 8/15/22	42,099	40,073
1.75% 7/31/15	53,000	53,990
1.75% 5/31/16	13,840	14,217
1.75% 10/31/18	10	10
1.75% 10/31/20	9,960	9,848
1.875% 6/30/15	60,900	62,049
1.875% 9/30/17	11,325	11,667
1.875% 10/31/17	40,860	42,086
1.875% 6/30/20	24,290	24,326
2% 4/30/16	49,100	50,648
2% 11/30/20	31,910	31,997
2% 2/28/21	26,380	26,364
2% 2/15/23	99,780	97,106
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 5/31/15	$ 86,030	$ 87,737
2.125% 12/31/15	18,710	19,264
2.125% 2/29/16	145,700	150,378
2.125% 8/31/20	49,753	50,437
2.125% 1/31/21	3,060	3,085
2.125% 8/15/21	90,750	90,977
2.25% 3/31/16	54,000	55,907
2.25% 11/30/17	11,000	11,465
2.25% 4/30/21	42,310	42,885
2.5% 3/31/15	52,000	53,032
2.5% 4/30/15	50,580	51,681
2.5% 8/15/23	97,170	98,028
2.5% 5/15/24	73,720	73,893
2.625% 2/29/16	13,600	14,157
2.625% 4/30/18	10,200	10,764
2.625% 8/15/20	141,000	147,213
2.625% 11/15/20	94,180	98,190
2.75% 11/30/16	25,000	26,344
2.75% 12/31/17	3,000	3,180
2.75% 11/15/23	102,790	105,689
2.75% 2/15/24	143,970	147,716
3% 8/31/16	12,402	13,103
3% 9/30/16	22,000	23,272
3.125% 10/31/16	23,900	25,379
3.125% 5/15/21	50,876	54,529
3.25% 5/31/16	14,200	15,013
3.25% 12/31/16	25,000	26,684
3.375% 11/15/19	27,740	30,247
3.5% 2/15/18	4,000	4,349
3.5% 5/15/20	81,800	89,731
3.625% 2/15/20	59,600	65,802
3.625% 2/15/21	39,800	43,979
3.875% 5/15/18	8,000	8,835
4% 8/15/18	22,000	24,480
4.125% 5/15/15	19,300	20,033
4.25% 11/15/17	16,000	17,769
4.5% 5/15/17	13,000	14,410
4.625% 11/15/16	15,000	16,486
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 2/15/17	$ 14,000	$ 15,488
5.125% 5/15/16	13,100	14,313
TOTAL U.S. TREASURY OBLIGATIONS		6,749,036
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,120,092)		7,320,146
U.S. Government Agency - Mortgage Securities - 29.3%

Fannie Mae - 17.5%
2.2% 11/1/34 (e)	14,730	15,558
2.5% 3/1/27 to 9/1/43	178,814	181,065
2.5% 6/1/29 (d)	70,900	72,052
2.5% 6/1/29 (d)	4,000	4,065
2.659% 11/1/34 (e)	1,182	1,258
3% 11/1/20 to 12/1/43	580,834	581,094
3% 6/1/29 (d)	63,000	65,495
3% 6/1/29 (d)	9,000	9,356
3% 6/1/44 (d)	8,000	7,914
3% 6/1/44 (d)	10,000	9,892
3.105% 4/1/41 (e)	9,538	10,009
3.5% 10/1/18 to 11/1/43	510,315	528,555
3.5% 6/1/29 (d)	12,500	13,215
3.5% 6/1/29 (d)	4,000	4,229
3.5% 6/1/44 (d)	26,000	26,776
3.5% 6/1/44 (d)	13,000	13,388
4% 2/1/24 to 1/1/44	480,072	510,482
4% 6/1/29 (d)	5,600	5,955
4% 6/1/44 (d)	52,000	55,075
4% 6/1/44 (d)	5,000	5,296
4% 6/1/44 (d)	32,000	33,892
4.5% 1/1/19 to 5/1/44	315,334	340,973
4.5% 6/1/44 (d)	42,500	45,937
4.5% 6/1/44 (d)	52,600	56,854
4.5% 6/1/44 (d)	11,000	11,890
5% 6/1/20 to 10/1/43	163,967	180,788
5% 6/1/44 (d)	9,300	10,274
5% 6/1/44 (d)	5,000	5,524
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 8/1/17 to 6/1/40	$ 113,627	$ 126,995
5.5% 6/1/44 (d)	4,000	4,458
5.5% 6/1/44 (d)	6,000	6,686
6% 2/1/23 to 7/1/41	103,644	116,855
6.5% 3/1/22 to 6/1/40	37,020	42,012
TOTAL FANNIE MAE		3,103,867
Freddie Mac - 4.2%
1.851% 3/1/36 (e)	7,815	8,098
2.353% 12/1/35 (e)	6,533	6,914
2.5% 5/1/23 to 3/1/28	48,289	49,152
2.611% 9/1/37 (e)	1,940	2,072
3% 3/1/27 to 6/1/43	136,754	137,936
3.5% 9/1/18 to 9/1/43	147,569	152,834
4% 8/1/31 to 3/1/44	115,064	121,941
4.5% 6/1/25 to 10/1/41	90,559	98,210
4.703% 3/1/35 (e)	2,896	3,073
5% 4/1/23 to 9/1/40	97,887	108,221
5.5% 5/1/23 to 1/1/41	56,066	62,557
6% 4/1/32 to 8/1/37	2,563	2,910
6.5% 8/1/36 to 12/1/37	1,195	1,340
TOTAL FREDDIE MAC		755,258
Ginnie Mae - 7.6%
2.5% 4/20/43 to 3/20/44	7,938	7,676
2.5% 6/1/44 (d)	1,000	966
3% 4/15/42 to 2/20/44	237,212	239,281
3% 6/1/44 (d)	4,000	4,025
3% 6/1/44 (d)	5,000	5,031
3.5% 10/15/40 to 2/20/44	231,221	240,846
3.5% 6/1/44 (d)	77,600	80,715
3.5% 6/1/44 (d)	11,000	11,442
4% 1/15/25 to 3/15/42	162,698	174,087
4% 6/1/44 (d)	2,000	2,133
4% 6/1/44 (d)	89,300	95,335
4% 6/1/44 (d)	14,000	14,946
4.5% 9/15/33 to 9/20/42	204,447	223,534
4.5% 6/1/44 (d)	13,000	14,165
4.5% 6/1/44 (d)	6,000	6,538
5% 4/20/38 to 9/20/43	123,524	137,553
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 6/1/44 (d)	$ 1,000	$ 1,100
5.5% 10/20/32 to 3/20/44	46,516	52,264
5.5% 6/1/44 (d)	1,000	1,111
6% 5/20/34 to 12/15/40	25,307	28,685
6.5% 8/20/36 to 1/15/39	5,014	5,734
TOTAL GINNIE MAE		1,347,167
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,120,708)		5,206,292
Asset-Backed Securities - 0.2%

Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,709
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,723
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,003
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,820
Series 2013-A9 Class A9, 4% 9/8/25	4,675	4,925
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	3,094	3,191
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,689
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,740
Hyundai Auto Receivables Trust Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,707
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,875	1,882
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,766
TOTAL ASSET-BACKED SECURITIES (Cost $41,455)		42,155
Commercial Mortgage Securities - 2.3%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.901% 5/10/45 (e)	453	462
Series 2006-3 Class A4, 5.889% 7/10/44	6,634	7,183
Series 2006-5 Class A2, 5.317% 9/10/47	2,864	2,878
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-6 Class A3, 5.369% 10/10/45	$ 2,536	$ 2,600
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,019
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	81
Series 2007-3:
Class A3, 5.7155% 6/10/49 (e)	2,013	2,012
Class A4, 5.7155% 6/10/49 (e)	2,643	2,910
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,048
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(e)(f)	4,115	212
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.8964% 6/11/40 (e)	16,612	18,558
Series 2006-T22 Class A4, 5.761% 4/12/38 (e)	155	166
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,218
Series 2007-C6 Class A4, 5.8927% 12/10/49 (e)	9,950	11,039
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,023	1,043
Class A4, 5.322% 12/11/49	4,412	4,819
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	1,354
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.9863% 12/10/49 (e)	2,805	3,148
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,070	6,552
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,787
Series 2007-C3 Class A4, 5.8658% 6/15/39 (e)	6,499	7,074
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,269
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (b)(e)	4,524	4,423
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	275
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	19,501	21,317
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	$ 3,687	$ 4,036
Series 2006-GG7 Class A4, 5.8198% 7/10/38 (e)	39,566	42,723
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	27,315	29,506
Series 2006-LDP8 Class A4, 5.399% 5/15/45	796	859
Series 2006-LDP9 Class A3, 5.336% 5/15/47	529	576
Series 2007-CB19 Class A4, 5.8947% 2/12/49 (e)	28,547	31,609
Series 2007-LD11:
Class A2, 5.9741% 6/15/49 (e)	409	408
Class A4, 5.9891% 6/15/49 (e)	8,435	9,312
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,096	12,160
Series 2006-LDP7 Class A4, 6.0252% 4/15/45 (e)	3,650	3,940
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (e)	3,327	3,709
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	621
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,033
Series 2007-C1 Class A4, 5.424% 2/15/40	1,155	1,266
Series 2007-C2 Class A3, 5.43% 2/15/40	502	553
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,525	1,635
Series 2007-C7 Class A3, 5.866% 9/15/45	5,406	6,112
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6008% 1/12/44 (b)(e)	1,103	984
Series 2007-C1 Class A4, 6.0324% 6/12/50 (e)	4,800	5,342
Series 2008-C1 Class A4, 5.69% 2/12/51	2,654	2,981
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (e)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	479	491
Series 2007-5 Class A4, 5.378% 8/12/48	6,891	7,458
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,202
Series 2007-7 Class A4, 5.81% 6/12/50 (e)	4,438	4,916
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	418
Series 2007-8 Class A3, 6.0908% 8/12/49 (e)	1,094	1,225
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.312% 10/15/20 (b)(e)	728	722
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	$ 145	$ 146
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,471
Series 2006-IQ11 Class A4, 5.8268% 10/15/42 (e)	322	341
Series 2006-T23 Class A3, 5.9816% 8/12/41 (e)	578	584
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,100
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	67
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	31,242	34,151
Series 2007-C31 Class A4, 5.509% 4/15/47	15,483	16,814
Series 2007-C32 Class A3, 5.9341% 6/15/49 (e)	8,092	8,930
Series 2007-C33:
Class A4, 6.1321% 2/15/51 (e)	25,365	27,862
Class A5, 6.1321% 2/15/51 (e)	839	939
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,300
Series 2005-C22:
Class B, 5.5471% 12/15/44 (e)	2,812	2,823
Class F, 5.5471% 12/15/44 (b)(e)	2,115	465
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	7,902
Series 2006-C25 Class AM, 5.9078% 5/15/43 (e)	664	718
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $344,643)		406,920
Municipal Securities - 0.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,657
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,376
California Gen. Oblig. 7.55% 4/1/39	15,000	22,006
Chicago Gen. Oblig. 6.314% 1/1/44	1,900	2,104
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	9,006
Series 2011:
4.511% 3/1/15	1,590	1,634
4.961% 3/1/16	2,830	3,015
5.877% 3/1/19	2,080	2,352
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,541
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	$ 4,985	$ 6,272
New Jersey Tpk. Auth. Tpk. Rev. Series A, 7.414% 1/1/40	4,700	6,844
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,625
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,925
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,217
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,683
Series 2010 164, 5.647% 11/1/40	5,210	6,258
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,994
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,213
TOTAL MUNICIPAL SECURITIES (Cost $122,782)		138,722
Foreign Government and Government Agency Obligations - 2.7%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	17,094
5.625% 1/7/41	14,750	15,930
5.875% 1/15/19	1,300	1,490
6% 1/17/17	3,000	3,344
Canadian Government 2.375% 9/10/14	3,000	3,018
Chilean Republic 3.25% 9/14/21	9,000	9,304
Colombian Republic:
2.625% 3/15/23	7,575	7,121
4% 2/26/24	1,650	1,710
5.625% 2/26/44	4,000	4,505
6.125% 1/18/41	4,750	5,676
7.375% 3/18/19	3,450	4,226
Export Development Canada:
1.25% 10/26/16	4,000	4,059
1.5% 10/3/18	1,700	1,705
Israeli State 4% 6/30/22	7,000	7,490
Italian Republic:
3.125% 1/26/15	16,000	16,267
5.375% 6/12/17	2,375	2,636
6.875% 9/27/23	6,000	7,568
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
KfW:
0.5% 4/19/16	$ 8,000	$ 8,010
0.75% 3/17/17	8,000	7,994
1% 1/12/15	38,700	38,900
1.875% 4/1/19	16,930	17,133
2.125% 1/17/23	12,000	11,614
2.75% 10/1/20	4,175	4,339
4% 1/27/20	3,000	3,334
4.875% 6/17/19	25,000	28,837
Korean Republic 7.125% 4/16/19	6,650	8,213
Manitoba Province:
1.3% 4/3/17	3,420	3,458
2.1% 9/6/22	1,900	1,819
New Brunswick Province 2.75% 6/15/18	4,350	4,563
Ontario Province:
1% 7/22/16	17,000	17,159
4% 10/7/19	15,000	16,561
Panamanian Republic:
4.3% 4/29/53	5,675	5,022
5.2% 1/30/20	1,800	2,021
Peruvian Republic:
5.625% 11/18/50	3,300	3,750
6.55% 3/14/37	3,075	3,910
7.125% 3/30/19	1,900	2,318
Philippine Republic:
4.2% 1/21/24	4,765	5,105
6.375% 10/23/34	10,375	13,449
6.5% 1/20/20	6,144	7,373
Polish Government:
3.875% 7/16/15	4,350	4,509
5% 10/19/15	3,050	3,233
5% 3/23/22	14,500	16,258
Province of British Columbia 1.2% 4/25/17	7,600	7,668
Province of Quebec 2.75% 8/25/21	20,000	20,270
South African Republic:
5.875% 5/30/22	1,900	2,145
6.875% 5/27/19	6,750	7,881
Turkish Republic:
5.75% 3/22/24	3,000	3,278
6% 1/14/41	13,200	14,157
6.25% 9/26/22	13,225	14,989
6.75% 4/3/18	8,375	9,501
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Turkish Republic: - continued
7.5% 11/7/19	$ 2,625	$ 3,117
United Mexican States:
3.625% 3/15/22	3,000	3,110
4% 10/2/23	18,750	19,734
4.75% 3/8/44	9,700	9,894
5.55% 1/21/45	1,316	1,504
6.05% 1/11/40	4,800	5,808
Uruguay Republic:
4.125% 11/20/45	4,750	4,180
4.5% 8/14/24	3,625	3,861
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $468,314)		483,122
Supranational Obligations - 1.7%

African Development Bank:
0.875% 5/15/17	1,000	999
0.875% 3/15/18	1,900	1,874
1.125% 3/15/17	1,300	1,311
1.625% 10/2/18	2,800	2,822
Asian Development Bank:
1.125% 3/15/17	5,000	5,045
1.875% 4/12/19	12,000	12,174
Council of Europe Development Bank:
1% 3/7/18	1,900	1,882
2.625% 2/16/16	4,250	4,411
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,691
1.625% 9/3/15	4,750	4,831
1.75% 6/14/19	4,700	4,720
2.5% 3/15/16	3,800	3,942
European Investment Bank:
0.875% 4/18/17	11,000	11,012
1.625% 6/15/17	4,640	4,736
1.625% 12/18/18	30,900	31,017
1.75% 3/15/17	5,000	5,128
1.75% 6/17/19	8,625	8,643
1.875% 3/15/19	3,000	3,032
2.5% 4/15/21	4,650	4,733
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
European Investment Bank: - continued
2.875% 1/15/15	$ 5,000	$ 5,084
2.875% 9/15/20	9,000	9,416
3.125% 6/4/14	72,000	72,000
3.25% 1/29/24	2,000	2,084
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,907
1.125% 3/15/17	17,100	17,261
3% 10/4/23	3,575	3,727
3.875% 9/17/19	5,000	5,525
4.375% 1/24/44	4,000	4,377
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,070
1% 9/15/16	9,000	9,088
2.375% 5/26/15	12,300	12,572
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $264,967)		268,114
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,456)	3,422	3,516
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,143)	1,725	1,919
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $528,783)	528,782,647	528,783
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $17,937,582)		18,599,360
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(819,287)
NET ASSETS - 100%		$ 17,780,073
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 6/1/44	$ (5,000)	$ (5,296)
4% 6/1/44	(5,000)	(5,296)
4.5% 6/1/44	(54,400)	(58,800)
TOTAL FANNIE MAE		(69,392)
Ginnie Mae
4% 6/1/44	(19,100)	(20,391)
TOTAL TBA SALE COMMITMENTS (Proceeds $89,549)		$ (89,783)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,438,000 or 0.2% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $47,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 177
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 4,199,671	$ -	$ 4,199,671	$ -
U.S. Government and Government Agency Obligations	7,320,146	-	7,320,146	-
U.S. Government Agency - Mortgage Securities	5,206,292	-	5,206,292	-
Asset-Backed Securities	42,155	-	42,155	-
Commercial Mortgage Securities	406,920	-	406,853	67
Municipal Securities	138,722	-	138,722	-
Foreign Government and Government Agency Obligations	483,122	-	483,122	-
Supranational Obligations	268,114	-	268,114	-
Bank Notes	3,516	-	3,516	-
Preferred Securities	1,919	-	1,919	-
Money Market Funds	528,783	528,783	-	-
Total Investments in Securities:	$ 18,599,360	$ 528,783	$ 18,070,510	$ 67
Other Financial Instruments:
TBA Sale Commitments	$ (89,783)	$ -	$ (89,783)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $17,971,032,000. Net unrealized appreciation aggregated $628,328,000, of which $695,369,000 related to appreciated investment securities and $67,041,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Corporate Bond Fund
Class A
Class T
Class C
Institutional Class

May 31, 2014

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Corporate Bond Fund

1.907030.104

ACBD-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 1.8%
Daimler Finance North America LLC 2.3% 1/9/15 (c)	$ 1,250,000	$ 1,263,894
Ford Motor Co. 4.75% 1/15/43	3,184,000	3,226,806
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	6,650,000	6,654,688
Volkswagen International Finance NV 2.375% 3/22/17 (c)	2,050,000	2,116,067
		13,261,455
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23 (c)	549,000	575,728
5.75% 6/15/43 (c)	396,000	464,010
		1,039,738
Household Durables - 1.4%
D.R. Horton, Inc. 3.75% 3/1/19	4,500,000	4,516,875
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,606,250
		10,123,125
Media - 3.6%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,469,772
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	295,637
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	230,431
NBCUniversal, Inc.:
3.65% 4/30/15	129,000	132,936
5.15% 4/30/20	3,625,000	4,166,706
News America Holdings, Inc. 7.75% 12/1/45	111,000	160,463
News America, Inc.:
6.15% 2/15/41	4,800,000	5,848,570
6.9% 8/15/39	300,000	393,403
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,929
Time Warner Cable, Inc.:
4.5% 9/15/42	2,168,000	2,115,617
5.875% 11/15/40	1,207,000	1,407,384
6.75% 7/1/18	700,000	833,452
8.25% 4/1/19	1,856,000	2,362,497
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,000,156
4.75% 3/29/21	1,750,000	1,954,318
6.2% 3/15/40	1,700,000	2,051,397
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
1.25% 2/27/15	$ 390,000	$ 392,118
3.5% 4/1/17	34,000	36,209
		27,156,995
Specialty Retail - 1.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,432
Home Depot, Inc. 5.95% 4/1/41	941,000	1,180,702
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	731,655
Turlock Corp. 1.5% 11/2/17	7,000,000	7,028,868
		9,202,657
TOTAL CONSUMER DISCRETIONARY		60,783,970
CONSUMER STAPLES - 5.3%
Beverages - 2.6%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,057,905
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	1,987,500
4.25% 5/1/23	3,315,000	3,306,713
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,531,298
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	294,838
Heineken NV:
1.4% 10/1/17 (c)	287,000	286,852
4% 10/1/42 (c)	96,000	89,604
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,784,098
2.45% 1/15/17 (c)	2,655,000	2,741,126
		19,079,934
Food & Staples Retailing - 0.5%
Walgreen Co.:
1.8% 9/15/17	234,000	237,021
3.1% 9/15/22	3,607,000	3,559,312
4.4% 9/15/42	124,000	119,443
		3,915,776
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	286,913
Tobacco - 2.2%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,410,575
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4% 1/31/24	$ 529,000	$ 545,504
4.125% 9/11/15	2,100,000	2,196,356
9.7% 11/10/18	3,062,000	4,049,945
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,103,591
Reynolds American, Inc.:
1.05% 10/30/15	660,000	660,603
3.25% 11/1/22	3,304,000	3,191,938
4.75% 11/1/42	470,000	453,355
6.75% 6/15/17	384,000	443,808
		16,055,675
TOTAL CONSUMER STAPLES		39,338,298
ENERGY - 9.1%
Energy Equipment & Services - 1.8%
Cameron International Corp. 1.6% 4/30/15	259,000	261,608
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	167,267
5.35% 3/15/20 (c)	3,116,000	3,415,342
5.85% 5/21/43 (c)(e)	7,500,000	7,087,500
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	773,716
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	127,958
3.05% 3/1/16	450,000	464,980
Transocean, Inc. 6.5% 11/15/20	930,000	1,068,994
		13,367,365
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	437,181
6.375% 9/15/17	3,626,000	4,186,449
Apache Corp. 4.75% 4/15/43	3,233,000	3,380,693
Continental Resources, Inc. 3.8% 6/1/24 (c)	4,800,000	4,861,277
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	380,555
2.7% 4/1/19	64,000	64,813
3.875% 3/15/23	222,000	224,661
4.95% 4/1/22	1,925,000	2,115,465
5.6% 4/1/44	340,000	375,121
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp.:
1.2% 12/15/16	$ 1,021,000	$ 1,026,238
2.25% 12/15/18	910,000	920,459
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	56,667
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	551,287
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	148,246
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,035,605
Enterprise Products Operating LP 1.25% 8/13/15	387,000	390,147
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	156,765
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	484,131
Nexen, Inc. 5.2% 3/10/15	41,000	42,469
ONEOK Partners LP 2% 10/1/17	2,822,000	2,852,365
Petrobras Global Finance BV 7.25% 3/17/44	1,015,000	1,119,878
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,236
5.375% 1/27/21	652,000	676,940
5.75% 1/20/20	3,652,000	3,889,380
Petroleos Mexicanos:
3.125% 1/23/19 (c)	99,000	101,970
3.5% 7/18/18	959,000	995,922
4.875% 1/18/24 (c)	80,000	85,200
5.5% 1/21/21	545,000	609,038
5.5% 6/27/44	2,899,000	2,989,594
6% 3/5/20	116,000	132,298
6.375% 1/23/45 (c)	937,000	1,078,721
6.5% 6/2/41	2,926,000	3,420,494
Phillips 66 Co.:
1.95% 3/5/15	2,088,000	2,112,390
2.95% 5/1/17	2,767,000	2,897,215
4.3% 4/1/22	300,000	325,632
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	62,833
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	470,377
4.6% 6/15/21	414,000	455,063
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,737,816
Western Gas Partners LP:
2.6% 8/15/18	858,000	876,100
5.375% 6/1/21	1,273,000	1,438,671
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
3.35% 8/15/22	$ 2,500,000	$ 2,476,343
4.3% 3/4/24	491,000	509,475
		54,192,180
TOTAL ENERGY		67,559,545
FINANCIALS - 40.2%
Banks - 16.6%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,687,713
Associated Banc Corp. 5.125% 3/28/16	575,000	612,016
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,546,188
5.75% 12/1/17	3,000,000	3,397,572
6.5% 8/1/16	1,240,000	1,380,313
Bank of America NA 1.25% 2/14/17	1,027,000	1,029,013
Barclays Bank PLC 2.5% 2/20/19	400,000	406,795
BB&T Corp. 3.95% 3/22/22	1,925,000	2,029,297
BPCE SA 5.15% 7/21/24 (c)	4,225,000	4,399,712
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,324,380
Capital One Bank NA 1.2% 2/13/17	1,169,000	1,170,363
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,441,031
Citigroup, Inc.:
3.953% 6/15/16	653,000	690,928
4.05% 7/30/22	316,000	322,747
4.45% 1/10/17	1,250,000	1,349,471
5.3% 5/6/44	1,280,000	1,306,300
5.5% 9/13/25	1,317,000	1,454,065
6.125% 5/15/18	640,000	740,006
6.675% 9/13/43	467,000	569,610
Comerica, Inc. 4.8% 5/1/15	487,000	505,126
Credit Suisse AG 6% 2/15/18	122,000	139,591
Discover Bank:
2% 2/21/18	3,900,000	3,928,018
7% 4/15/20	2,391,000	2,880,404
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,168,274
5.45% 1/15/17	1,232,000	1,356,406
8.25% 3/1/38	3,848,000	5,648,914
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	805,567
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC 6.5% 9/15/37	$ 100,000	$ 122,476
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	705,612
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,321,614
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,151,025
KeyBank NA 1.65% 2/1/18	501,000	502,081
KeyCorp. 5.1% 3/24/21	2,081,000	2,372,413
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,278,410
5% 1/17/17	1,027,000	1,113,826
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,377,140
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,777,283
Regions Bank:
6.45% 6/26/37	2,611,000	3,085,549
7.5% 5/15/18	7,499,000	8,928,609
Regions Financial Corp.:
2% 5/15/18	558,000	556,338
5.75% 6/15/15	1,655,000	1,736,145
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	665,884
5.125% 5/28/24	3,640,000	3,637,649
6% 12/19/23	5,228,000	5,603,031
6.1% 6/10/23	1,000,000	1,083,333
6.125% 12/15/22	5,972,000	6,497,279
Standard Chartered PLC 5.7% 3/26/44 (c)	3,510,000	3,726,146
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	907,934
2.5% 5/1/19	5,184,000	5,236,094
3.5% 1/20/17	3,320,000	3,518,181
Wachovia Bank NA 6% 11/15/17	405,000	465,918
Wells Fargo & Co. 4.48% 1/16/24	7,539,000	7,977,415
		123,637,205
Capital Markets - 4.7%
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,227,955
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,060,420
2.9% 7/19/18	4,240,000	4,381,993
3.625% 2/7/16	1,275,000	1,332,310
5.125% 1/15/15	935,000	961,483
5.25% 7/27/21	1,227,000	1,377,912
5.95% 1/18/18	178,000	202,787
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 204,000	$ 234,540
Lazard Group LLC 6.85% 6/15/17	171,000	194,858
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,616,717
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,582,559
3.75% 2/25/23	1,168,000	1,185,067
4% 7/24/15	1,947,000	2,018,969
4.875% 11/1/22	6,884,000	7,364,462
5% 11/24/25	846,000	896,561
5.5% 7/28/21	1,222,000	1,395,839
5.625% 9/23/19	329,000	378,536
5.75% 1/25/21	557,000	644,123
6.625% 4/1/18	153,000	179,119
		35,236,210
Consumer Finance - 2.0%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,781,250
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,157,451
Discover Financial Services:
3.85% 11/21/22	38,000	38,567
5.2% 4/27/22	2,355,000	2,606,260
6.45% 6/12/17	107,000	122,061
Ford Motor Credit Co. LLC 1.5% 1/17/17	599,000	601,982
General Electric Capital Corp. 5.875% 1/14/38	150,000	179,451
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,901
2.125% 10/2/17 (c)	197,000	200,043
2.55% 2/6/19 (c)	3,163,000	3,203,584
		15,070,550
Diversified Financial Services - 4.2%
BP Capital Markets PLC 3.125% 10/1/15	608,000	629,754
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,498,594
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,111,000	4,347,062
ING U.S., Inc.:
5.5% 7/15/22	744,000	852,630
5.7% 7/15/43	1,108,000	1,301,584
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,364,703
MetLife Institutional Funding II 0.6004% 1/6/15 (c)(e)	600,000	601,356
Moody's Corp. 4.5% 9/1/22	6,500,000	6,836,986
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	$ 517,000	$ 519,752
TECO Finance, Inc. 5.15% 3/15/20	114,000	128,728
		31,081,149
Insurance - 6.7%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,118,284
4.875% 9/15/16	1,390,000	1,510,330
5.85% 1/16/18	1,000,000	1,143,860
Aon Corp.:
3.125% 5/27/16	1,609,000	1,680,277
6.25% 9/30/40	253,000	317,942
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,880,900
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	432,067
4.4% 5/15/42	107,000	107,960
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	68,310
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,897,108
4.3% 4/15/43	1,211,000	1,182,717
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,762,941
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,427,575
4.8% 7/15/21	1,643,000	1,831,362
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	168,715
MetLife, Inc. 1.756% 12/15/17 (b)	238,000	240,866
Metropolitan Life Global Funding I 1.3% 4/10/17 (c)	6,837,000	6,862,639
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,336,449
6% 2/10/20 (c)	902,000	1,036,345
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,377,501
5.625% 6/15/43 (e)	5,000,000	5,262,500
Symetra Financial Corp. 6.125% 4/1/16 (c)	615,000	659,139
Unum Group:
5.625% 9/15/20	1,846,000	2,134,127
5.75% 8/15/42	3,748,000	4,349,921
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
7.125% 9/30/16	$ 106,000	$ 120,880
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	991,000	1,070,873
		49,981,588
Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	99,906
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,821,126
Boston Properties, Inc. 3.85% 2/1/23	738,000	763,572
Camden Property Trust 4.25% 1/15/24	758,000	796,043
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,379,810
Developers Diversified Realty Corp.:
4.625% 7/15/22	391,000	420,367
4.75% 4/15/18	1,764,000	1,928,414
9.625% 3/15/16	214,000	245,932
Duke Realty LP:
3.625% 4/15/23	383,000	380,170
3.875% 10/15/22	403,000	410,077
4.375% 6/15/22	206,000	217,569
5.5% 3/1/16	1,300,000	1,398,519
6.75% 3/15/20	1,295,000	1,549,460
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,982,081
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,464,393
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	329,077
4.7% 9/15/17	548,000	601,596
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	252,509
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	178,334
Simon Property Group LP 2.8% 1/30/17	47,000	49,137
		20,268,092
Real Estate Management & Development - 3.3%
BioMed Realty LP:
3.85% 4/15/16	914,000	961,555
4.25% 7/15/22	170,000	175,823
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,036,744
4.95% 4/15/18	290,000	316,354
6% 4/1/16	211,000	228,647
7.5% 5/15/15	899,000	954,617
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Corporate Office Properties LP 3.7% 6/15/21	$ 476,000	$ 477,625
Essex Portfolio LP 5.5% 3/15/17 (c)	152,000	169,041
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,062,269
4.125% 6/15/22	1,832,000	1,907,768
4.4% 2/15/24	1,039,000	1,092,870
4.75% 10/1/20	752,000	821,580
5.125% 3/2/15	141,000	145,665
5.5% 12/15/16	2,436,000	2,671,683
6.625% 10/1/17	1,960,000	2,251,791
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	494,856
3.15% 5/15/23	922,000	842,426
4.5% 4/18/22	94,000	95,047
7.75% 8/15/19	126,000	150,780
Mid-America Apartments LP 4.3% 10/15/23	180,000	187,255
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,781,615
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	276,000	299,093
Reckson Operating Partnership LP 6% 3/31/16	286,000	309,172
Regency Centers LP:
3.75% 6/15/24	493,000	496,483
5.25% 8/1/15	249,000	261,973
Tanger Properties LP:
3.875% 12/1/23	398,000	407,394
6.125% 6/1/20	661,000	779,507
6.15% 11/15/15	65,000	70,068
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	514,768
		24,964,469
TOTAL FINANCIALS		300,239,263
HEALTH CARE - 2.7%
Health Care Providers & Services - 1.9%
Aetna, Inc. 1.5% 11/15/17	72,000	72,341
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,549,437
4.75% 11/15/21	3,000,000	3,321,999
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,772,564
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	124,174
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
4.25% 3/15/43	$ 2,500,000	$ 2,465,468
4.625% 11/15/41	965,000	1,009,349
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,160
2.375% 2/15/17	810,000	834,618
		14,438,110
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	261,030
5.3% 2/1/44	103,000	114,341
		375,371
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,007,440
4.4% 11/6/42	627,000	627,576
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,424,979
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	189,047
Zoetis, Inc. 1.875% 2/1/18	123,000	123,459
		5,372,501
TOTAL HEALTH CARE		20,185,982
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	103,000
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	3,043,761
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,831,451
		4,978,212
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	576,505
Continental Airlines, Inc. 6.648% 3/15/19	56,130	60,760
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	51,445	55,336
8.36% 1/20/19	40,032	45,236
		737,837
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.3%
General Electric Co.:
2.7% 10/9/22	$ 5,000,000	$ 4,921,410
4.125% 10/9/42	434,000	427,617
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,109,535
2.05% 10/1/18	7,475,000	7,506,133
		16,964,695
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,486,308
Trading Companies & Distributors - 0.4%
Air Lease Corp. 3.875% 4/1/21	3,305,000	3,362,838
TOTAL INDUSTRIALS		28,529,890
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.9% 3/4/21	2,273,000	2,316,612
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,137
2.375% 12/17/18	185,000	186,239
		339,376
IT Services - 1.0%
The Western Union Co.:
2.375% 12/10/15	358,000	366,023
2.875% 12/10/17	926,000	955,750
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,706,211
4.25% 2/15/15	3,200,000	3,283,530
		7,311,514
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	280,062
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,516,850
TOTAL INFORMATION TECHNOLOGY		11,764,414
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 2.4%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	$ 434,000	$ 434,359
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	91,198
Metals & Mining - 2.3%
Alcoa, Inc. 5.4% 4/15/21	3,221,000	3,444,647
Anglo American Capital PLC 4.125% 4/15/21 (c)	4,536,000	4,604,212
Corporacion Nacional del Cobre de Chile (Codelco) 5.625% 10/18/43 (c)	625,000	687,549
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,625,000	3,572,231
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,080,820
Vale Overseas Ltd. 6.25% 1/23/17	104,000	116,652
		17,506,111
TOTAL MATERIALS		18,031,668
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
5.55% 8/15/41	2,700,000	3,043,724
6.3% 1/15/38	970,000	1,175,084
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,067,495
1.625% 6/28/16	435,000	441,136
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	597,239
3.5% 11/1/21	1,420,000	1,462,705
4.5% 9/15/20	3,827,000	4,227,285
4.6% 4/1/21	460,000	507,394
6.4% 9/15/33	1,509,000	1,852,747
6.55% 9/15/43	1,787,000	2,264,499
		16,639,308
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,493,500
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV: - continued
3.625% 3/30/15	$ 564,000	$ 576,577
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,590,839
		6,660,916
TOTAL TELECOMMUNICATION SERVICES		23,300,224
UTILITIES - 7.8%
Electric Utilities - 4.2%
AmerenUE 6.4% 6/15/17	133,000	151,829
American Electric Power Co., Inc.:
1.65% 12/15/17	2,173,000	2,185,979
2.95% 12/15/22	4,000,000	3,898,596
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	245,057
Commonwealth Edison Co. 1.95% 9/1/16	83,000	85,033
Duke Capital LLC 5.668% 8/15/14	192,000	193,979
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	109,067
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,745,193
2.1% 6/15/18	414,000	419,633
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,353,982
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	575,875
6.4% 9/15/20 (c)	1,310,000	1,549,270
Entergy Louisiana LLC 1.875% 12/15/14	144,000	145,155
FirstEnergy Corp.:
2.75% 3/15/18	599,000	605,680
4.25% 3/15/23	894,000	884,063
7.375% 11/15/31	4,145,000	4,873,388
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,254,254
Nevada Power Co.:
6.5% 8/1/18	70,000	83,281
6.65% 4/1/36	500,000	674,405
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	581,000
Northeast Utilities 1.45% 5/1/18	208,000	204,885
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,276,996
Tampa Electric Co. 6.55% 5/15/36	500,000	653,325
Xcel Energy, Inc. 4.8% 9/15/41	554,000	597,819
		31,347,744
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	$ 2,000,000	$ 2,055,462
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,281
		2,074,743
Independent Power Producers & Energy Traders - 0.5%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,711,211
Multi-Utilities - 2.8%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,651,073
2.5336% 9/30/66 (e)	7,158,000	6,611,129
7.5% 6/30/66 (e)	145,000	157,144
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	7,200,000	7,180,092
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,284
5.25% 2/15/43	234,000	250,762
5.4% 7/15/14	1,060,000	1,065,969
5.95% 6/15/41	1,493,000	1,733,142
6.4% 3/15/18	59,000	68,174
Sempra Energy:
2.3% 4/1/17	2,024,000	2,080,759
2.875% 10/1/22	224,000	219,785
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	121,095
		21,237,408
TOTAL UTILITIES		58,371,106
TOTAL NONCONVERTIBLE BONDS (Cost $605,364,140)		628,104,360
U.S. Treasury Obligations - 3.2%

U.S. Treasury Bonds 3.625% 2/15/44 (Cost $23,754,666)	22,694,000	24,020,181
Municipal Securities - 4.5%
	Principal Amount	Value
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 280,000	$ 422,218
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	56,309
7.3% 10/1/39	1,485,000	2,076,372
7.5% 4/1/34	1,165,000	1,653,007
7.55% 4/1/39	730,000	1,070,954
7.6% 11/1/40	5,750,000	8,529,205
7.625% 3/1/40	70,000	102,054
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,607,302
Series 2012 B, 5.432% 1/1/42	160,000	158,899
6.314% 1/1/44	2,740,000	3,034,714
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,406,002
5.877% 3/1/19	12,135,000	13,721,166
TOTAL MUNICIPAL SECURITIES (Cost $32,331,093)		33,838,202
Foreign Government and Government Agency Obligations - 1.2%

Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)	3,175,000	3,402,330
Brazilian Federative Republic 4.25% 1/7/25	885,000	902,700
Chilean Republic 3.25% 9/14/21	155,000	160,231
United Mexican States:
4.75% 3/8/44	4,516,000	4,606,320
5.55% 1/21/45	33,000	37,703
6.05% 1/11/40	116,000	140,360
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,305,801)		9,249,644
Fixed-Income Funds - 3.5%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,171,251)	240,467	25,951,188
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	$ 113,451
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $25,897,192)	25,897,192	25,897,192
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $721,927,732)		747,174,218
NET OTHER ASSETS (LIABILITIES) - 0.0%		(266,013)
NET ASSETS - 100%		$ 746,908,205
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,447,061 or 11.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,514
Fidelity Specialized High Income Central Fund	1,333,799
Total	$ 1,359,313
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,263,135	$ 1,333,798	$ 14,977,411	$ 25,951,188	5.5%
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 628,104,360	$ -	$ 628,104,360	$ -
U.S. Government and Government Agency Obligations	24,020,181	-	24,020,181	-
Municipal Securities	33,838,202	-	33,838,202	-
Foreign Government and Government Agency Obligations	9,249,644	-	9,249,644	-
Fixed-Income Funds	25,951,188	25,951,188	-	-
Preferred Securities	113,451	-	113,451	-
Money Market Funds	25,897,192	25,897,192	-	-
Total Investments in Securities:	$ 747,174,218	$ 51,848,380	$ 695,325,838	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $721,382,068. Net unrealized appreciation aggregated $25,792,150, of which $28,437,409 related to appreciated investment securities and $2,645,259 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond Fund

May 31, 2014

1.907009.104

CBD-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.1%
Automobiles - 1.8%
Daimler Finance North America LLC 2.3% 1/9/15 (c)	$ 1,250,000	$ 1,263,894
Ford Motor Co. 4.75% 1/15/43	3,184,000	3,226,806
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	6,650,000	6,654,688
Volkswagen International Finance NV 2.375% 3/22/17 (c)	2,050,000	2,116,067
		13,261,455
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23 (c)	549,000	575,728
5.75% 6/15/43 (c)	396,000	464,010
		1,039,738
Household Durables - 1.4%
D.R. Horton, Inc. 3.75% 3/1/19	4,500,000	4,516,875
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,606,250
		10,123,125
Media - 3.6%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,469,772
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	295,637
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	230,431
NBCUniversal, Inc.:
3.65% 4/30/15	129,000	132,936
5.15% 4/30/20	3,625,000	4,166,706
News America Holdings, Inc. 7.75% 12/1/45	111,000	160,463
News America, Inc.:
6.15% 2/15/41	4,800,000	5,848,570
6.9% 8/15/39	300,000	393,403
Thomson Reuters Corp. 1.3% 2/23/17	305,000	305,929
Time Warner Cable, Inc.:
4.5% 9/15/42	2,168,000	2,115,617
5.875% 11/15/40	1,207,000	1,407,384
6.75% 7/1/18	700,000	833,452
8.25% 4/1/19	1,856,000	2,362,497
Time Warner, Inc.:
2.1% 6/1/19	3,000,000	3,000,156
4.75% 3/29/21	1,750,000	1,954,318
6.2% 3/15/40	1,700,000	2,051,397
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
1.25% 2/27/15	$ 390,000	$ 392,118
3.5% 4/1/17	34,000	36,209
		27,156,995
Specialty Retail - 1.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,432
Home Depot, Inc. 5.95% 4/1/41	941,000	1,180,702
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	731,655
Turlock Corp. 1.5% 11/2/17	7,000,000	7,028,868
		9,202,657
TOTAL CONSUMER DISCRETIONARY		60,783,970
CONSUMER STAPLES - 5.3%
Beverages - 2.6%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,057,905
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	1,987,500
4.25% 5/1/23	3,315,000	3,306,713
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,531,298
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	294,838
Heineken NV:
1.4% 10/1/17 (c)	287,000	286,852
4% 10/1/42 (c)	96,000	89,604
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,784,098
2.45% 1/15/17 (c)	2,655,000	2,741,126
		19,079,934
Food & Staples Retailing - 0.5%
Walgreen Co.:
1.8% 9/15/17	234,000	237,021
3.1% 9/15/22	3,607,000	3,559,312
4.4% 9/15/42	124,000	119,443
		3,915,776
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	286,913
Tobacco - 2.2%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,410,575
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4% 1/31/24	$ 529,000	$ 545,504
4.125% 9/11/15	2,100,000	2,196,356
9.7% 11/10/18	3,062,000	4,049,945
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,103,591
Reynolds American, Inc.:
1.05% 10/30/15	660,000	660,603
3.25% 11/1/22	3,304,000	3,191,938
4.75% 11/1/42	470,000	453,355
6.75% 6/15/17	384,000	443,808
		16,055,675
TOTAL CONSUMER STAPLES		39,338,298
ENERGY - 9.1%
Energy Equipment & Services - 1.8%
Cameron International Corp. 1.6% 4/30/15	259,000	261,608
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	167,267
5.35% 3/15/20 (c)	3,116,000	3,415,342
5.85% 5/21/43 (c)(e)	7,500,000	7,087,500
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	773,716
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	127,958
3.05% 3/1/16	450,000	464,980
Transocean, Inc. 6.5% 11/15/20	930,000	1,068,994
		13,367,365
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	437,181
6.375% 9/15/17	3,626,000	4,186,449
Apache Corp. 4.75% 4/15/43	3,233,000	3,380,693
Continental Resources, Inc. 3.8% 6/1/24 (c)	4,800,000	4,861,277
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	380,555
2.7% 4/1/19	64,000	64,813
3.875% 3/15/23	222,000	224,661
4.95% 4/1/22	1,925,000	2,115,465
5.6% 4/1/44	340,000	375,121
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp.:
1.2% 12/15/16	$ 1,021,000	$ 1,026,238
2.25% 12/15/18	910,000	920,459
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	56,667
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	551,287
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	148,246
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,035,605
Enterprise Products Operating LP 1.25% 8/13/15	387,000	390,147
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	156,765
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	484,131
Nexen, Inc. 5.2% 3/10/15	41,000	42,469
ONEOK Partners LP 2% 10/1/17	2,822,000	2,852,365
Petrobras Global Finance BV 7.25% 3/17/44	1,015,000	1,119,878
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,236
5.375% 1/27/21	652,000	676,940
5.75% 1/20/20	3,652,000	3,889,380
Petroleos Mexicanos:
3.125% 1/23/19 (c)	99,000	101,970
3.5% 7/18/18	959,000	995,922
4.875% 1/18/24 (c)	80,000	85,200
5.5% 1/21/21	545,000	609,038
5.5% 6/27/44	2,899,000	2,989,594
6% 3/5/20	116,000	132,298
6.375% 1/23/45 (c)	937,000	1,078,721
6.5% 6/2/41	2,926,000	3,420,494
Phillips 66 Co.:
1.95% 3/5/15	2,088,000	2,112,390
2.95% 5/1/17	2,767,000	2,897,215
4.3% 4/1/22	300,000	325,632
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	62,833
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	470,377
4.6% 6/15/21	414,000	455,063
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,737,816
Western Gas Partners LP:
2.6% 8/15/18	858,000	876,100
5.375% 6/1/21	1,273,000	1,438,671
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
3.35% 8/15/22	$ 2,500,000	$ 2,476,343
4.3% 3/4/24	491,000	509,475
		54,192,180
TOTAL ENERGY		67,559,545
FINANCIALS - 40.2%
Banks - 16.6%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,687,713
Associated Banc Corp. 5.125% 3/28/16	575,000	612,016
Bank of America Corp.:
2.65% 4/1/19	1,524,000	1,546,188
5.75% 12/1/17	3,000,000	3,397,572
6.5% 8/1/16	1,240,000	1,380,313
Bank of America NA 1.25% 2/14/17	1,027,000	1,029,013
Barclays Bank PLC 2.5% 2/20/19	400,000	406,795
BB&T Corp. 3.95% 3/22/22	1,925,000	2,029,297
BPCE SA 5.15% 7/21/24 (c)	4,225,000	4,399,712
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,324,380
Capital One Bank NA 1.2% 2/13/17	1,169,000	1,170,363
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,441,031
Citigroup, Inc.:
3.953% 6/15/16	653,000	690,928
4.05% 7/30/22	316,000	322,747
4.45% 1/10/17	1,250,000	1,349,471
5.3% 5/6/44	1,280,000	1,306,300
5.5% 9/13/25	1,317,000	1,454,065
6.125% 5/15/18	640,000	740,006
6.675% 9/13/43	467,000	569,610
Comerica, Inc. 4.8% 5/1/15	487,000	505,126
Credit Suisse AG 6% 2/15/18	122,000	139,591
Discover Bank:
2% 2/21/18	3,900,000	3,928,018
7% 4/15/20	2,391,000	2,880,404
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,168,274
5.45% 1/15/17	1,232,000	1,356,406
8.25% 3/1/38	3,848,000	5,648,914
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	805,567
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC 6.5% 9/15/37	$ 100,000	$ 122,476
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	705,612
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,321,614
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,151,025
KeyBank NA 1.65% 2/1/18	501,000	502,081
KeyCorp. 5.1% 3/24/21	2,081,000	2,372,413
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,278,410
5% 1/17/17	1,027,000	1,113,826
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,377,140
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,777,283
Regions Bank:
6.45% 6/26/37	2,611,000	3,085,549
7.5% 5/15/18	7,499,000	8,928,609
Regions Financial Corp.:
2% 5/15/18	558,000	556,338
5.75% 6/15/15	1,655,000	1,736,145
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	665,884
5.125% 5/28/24	3,640,000	3,637,649
6% 12/19/23	5,228,000	5,603,031
6.1% 6/10/23	1,000,000	1,083,333
6.125% 12/15/22	5,972,000	6,497,279
Standard Chartered PLC 5.7% 3/26/44 (c)	3,510,000	3,726,146
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	907,934
2.5% 5/1/19	5,184,000	5,236,094
3.5% 1/20/17	3,320,000	3,518,181
Wachovia Bank NA 6% 11/15/17	405,000	465,918
Wells Fargo & Co. 4.48% 1/16/24	7,539,000	7,977,415
		123,637,205
Capital Markets - 4.7%
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,227,955
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,060,420
2.9% 7/19/18	4,240,000	4,381,993
3.625% 2/7/16	1,275,000	1,332,310
5.125% 1/15/15	935,000	961,483
5.25% 7/27/21	1,227,000	1,377,912
5.95% 1/18/18	178,000	202,787
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 204,000	$ 234,540
Lazard Group LLC 6.85% 6/15/17	171,000	194,858
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,616,717
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,582,559
3.75% 2/25/23	1,168,000	1,185,067
4% 7/24/15	1,947,000	2,018,969
4.875% 11/1/22	6,884,000	7,364,462
5% 11/24/25	846,000	896,561
5.5% 7/28/21	1,222,000	1,395,839
5.625% 9/23/19	329,000	378,536
5.75% 1/25/21	557,000	644,123
6.625% 4/1/18	153,000	179,119
		35,236,210
Consumer Finance - 2.0%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,781,250
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,157,451
Discover Financial Services:
3.85% 11/21/22	38,000	38,567
5.2% 4/27/22	2,355,000	2,606,260
6.45% 6/12/17	107,000	122,061
Ford Motor Credit Co. LLC 1.5% 1/17/17	599,000	601,982
General Electric Capital Corp. 5.875% 1/14/38	150,000	179,451
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,901
2.125% 10/2/17 (c)	197,000	200,043
2.55% 2/6/19 (c)	3,163,000	3,203,584
		15,070,550
Diversified Financial Services - 4.2%
BP Capital Markets PLC 3.125% 10/1/15	608,000	629,754
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,498,594
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,111,000	4,347,062
ING U.S., Inc.:
5.5% 7/15/22	744,000	852,630
5.7% 7/15/43	1,108,000	1,301,584
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,364,703
MetLife Institutional Funding II 0.6004% 1/6/15 (c)(e)	600,000	601,356
Moody's Corp. 4.5% 9/1/22	6,500,000	6,836,986
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	$ 517,000	$ 519,752
TECO Finance, Inc. 5.15% 3/15/20	114,000	128,728
		31,081,149
Insurance - 6.7%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,118,284
4.875% 9/15/16	1,390,000	1,510,330
5.85% 1/16/18	1,000,000	1,143,860
Aon Corp.:
3.125% 5/27/16	1,609,000	1,680,277
6.25% 9/30/40	253,000	317,942
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,880,900
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	432,067
4.4% 5/15/42	107,000	107,960
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	68,310
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,897,108
4.3% 4/15/43	1,211,000	1,182,717
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,762,941
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,427,575
4.8% 7/15/21	1,643,000	1,831,362
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	168,715
MetLife, Inc. 1.756% 12/15/17 (b)	238,000	240,866
Metropolitan Life Global Funding I 1.3% 4/10/17 (c)	6,837,000	6,862,639
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,336,449
6% 2/10/20 (c)	902,000	1,036,345
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,377,501
5.625% 6/15/43 (e)	5,000,000	5,262,500
Symetra Financial Corp. 6.125% 4/1/16 (c)	615,000	659,139
Unum Group:
5.625% 9/15/20	1,846,000	2,134,127
5.75% 8/15/42	3,748,000	4,349,921
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Unum Group: - continued
7.125% 9/30/16	$ 106,000	$ 120,880
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	991,000	1,070,873
		49,981,588
Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	99,906
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,821,126
Boston Properties, Inc. 3.85% 2/1/23	738,000	763,572
Camden Property Trust 4.25% 1/15/24	758,000	796,043
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,379,810
Developers Diversified Realty Corp.:
4.625% 7/15/22	391,000	420,367
4.75% 4/15/18	1,764,000	1,928,414
9.625% 3/15/16	214,000	245,932
Duke Realty LP:
3.625% 4/15/23	383,000	380,170
3.875% 10/15/22	403,000	410,077
4.375% 6/15/22	206,000	217,569
5.5% 3/1/16	1,300,000	1,398,519
6.75% 3/15/20	1,295,000	1,549,460
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,982,081
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,464,393
Health Care REIT, Inc.:
2.25% 3/15/18	324,000	329,077
4.7% 9/15/17	548,000	601,596
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	252,509
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	178,334
Simon Property Group LP 2.8% 1/30/17	47,000	49,137
		20,268,092
Real Estate Management & Development - 3.3%
BioMed Realty LP:
3.85% 4/15/16	914,000	961,555
4.25% 7/15/22	170,000	175,823
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,036,744
4.95% 4/15/18	290,000	316,354
6% 4/1/16	211,000	228,647
7.5% 5/15/15	899,000	954,617
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Corporate Office Properties LP 3.7% 6/15/21	$ 476,000	$ 477,625
Essex Portfolio LP 5.5% 3/15/17 (c)	152,000	169,041
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,062,269
4.125% 6/15/22	1,832,000	1,907,768
4.4% 2/15/24	1,039,000	1,092,870
4.75% 10/1/20	752,000	821,580
5.125% 3/2/15	141,000	145,665
5.5% 12/15/16	2,436,000	2,671,683
6.625% 10/1/17	1,960,000	2,251,791
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	494,856
3.15% 5/15/23	922,000	842,426
4.5% 4/18/22	94,000	95,047
7.75% 8/15/19	126,000	150,780
Mid-America Apartments LP 4.3% 10/15/23	180,000	187,255
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,781,615
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	276,000	299,093
Reckson Operating Partnership LP 6% 3/31/16	286,000	309,172
Regency Centers LP:
3.75% 6/15/24	493,000	496,483
5.25% 8/1/15	249,000	261,973
Tanger Properties LP:
3.875% 12/1/23	398,000	407,394
6.125% 6/1/20	661,000	779,507
6.15% 11/15/15	65,000	70,068
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	514,768
		24,964,469
TOTAL FINANCIALS		300,239,263
HEALTH CARE - 2.7%
Health Care Providers & Services - 1.9%
Aetna, Inc. 1.5% 11/15/17	72,000	72,341
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,549,437
4.75% 11/15/21	3,000,000	3,321,999
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,772,564
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	124,174
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
4.25% 3/15/43	$ 2,500,000	$ 2,465,468
4.625% 11/15/41	965,000	1,009,349
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,160
2.375% 2/15/17	810,000	834,618
		14,438,110
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	261,030
5.3% 2/1/44	103,000	114,341
		375,371
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	999,000	1,007,440
4.4% 11/6/42	627,000	627,576
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,424,979
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	189,047
Zoetis, Inc. 1.875% 2/1/18	123,000	123,459
		5,372,501
TOTAL HEALTH CARE		20,185,982
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	103,000
L-3 Communications Corp. 3.95% 5/28/24	3,000,000	3,043,761
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,831,451
		4,978,212
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	576,505
Continental Airlines, Inc. 6.648% 3/15/19	56,130	60,760
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	51,445	55,336
8.36% 1/20/19	40,032	45,236
		737,837
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.3%
General Electric Co.:
2.7% 10/9/22	$ 5,000,000	$ 4,921,410
4.125% 10/9/42	434,000	427,617
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,109,535
2.05% 10/1/18	7,475,000	7,506,133
		16,964,695
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,486,308
Trading Companies & Distributors - 0.4%
Air Lease Corp. 3.875% 4/1/21	3,305,000	3,362,838
TOTAL INDUSTRIALS		28,529,890
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.3%
Cisco Systems, Inc. 2.9% 3/4/21	2,273,000	2,316,612
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,137
2.375% 12/17/18	185,000	186,239
		339,376
IT Services - 1.0%
The Western Union Co.:
2.375% 12/10/15	358,000	366,023
2.875% 12/10/17	926,000	955,750
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,706,211
4.25% 2/15/15	3,200,000	3,283,530
		7,311,514
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	280,062
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,516,850
TOTAL INFORMATION TECHNOLOGY		11,764,414
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 2.4%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	$ 434,000	$ 434,359
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	91,198
Metals & Mining - 2.3%
Alcoa, Inc. 5.4% 4/15/21	3,221,000	3,444,647
Anglo American Capital PLC 4.125% 4/15/21 (c)	4,536,000	4,604,212
Corporacion Nacional del Cobre de Chile (Codelco) 5.625% 10/18/43 (c)	625,000	687,549
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,625,000	3,572,231
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,080,820
Vale Overseas Ltd. 6.25% 1/23/17	104,000	116,652
		17,506,111
TOTAL MATERIALS		18,031,668
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
5.55% 8/15/41	2,700,000	3,043,724
6.3% 1/15/38	970,000	1,175,084
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,067,495
1.625% 6/28/16	435,000	441,136
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	597,239
3.5% 11/1/21	1,420,000	1,462,705
4.5% 9/15/20	3,827,000	4,227,285
4.6% 4/1/21	460,000	507,394
6.4% 9/15/33	1,509,000	1,852,747
6.55% 9/15/43	1,787,000	2,264,499
		16,639,308
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,493,500
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV: - continued
3.625% 3/30/15	$ 564,000	$ 576,577
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,590,839
		6,660,916
TOTAL TELECOMMUNICATION SERVICES		23,300,224
UTILITIES - 7.8%
Electric Utilities - 4.2%
AmerenUE 6.4% 6/15/17	133,000	151,829
American Electric Power Co., Inc.:
1.65% 12/15/17	2,173,000	2,185,979
2.95% 12/15/22	4,000,000	3,898,596
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	245,057
Commonwealth Edison Co. 1.95% 9/1/16	83,000	85,033
Duke Capital LLC 5.668% 8/15/14	192,000	193,979
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	109,067
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,745,193
2.1% 6/15/18	414,000	419,633
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,353,982
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	575,875
6.4% 9/15/20 (c)	1,310,000	1,549,270
Entergy Louisiana LLC 1.875% 12/15/14	144,000	145,155
FirstEnergy Corp.:
2.75% 3/15/18	599,000	605,680
4.25% 3/15/23	894,000	884,063
7.375% 11/15/31	4,145,000	4,873,388
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,254,254
Nevada Power Co.:
6.5% 8/1/18	70,000	83,281
6.65% 4/1/36	500,000	674,405
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	581,000
Northeast Utilities 1.45% 5/1/18	208,000	204,885
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,276,996
Tampa Electric Co. 6.55% 5/15/36	500,000	653,325
Xcel Energy, Inc. 4.8% 9/15/41	554,000	597,819
		31,347,744
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	$ 2,000,000	$ 2,055,462
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,281
		2,074,743
Independent Power Producers & Energy Traders - 0.5%
TransAlta Corp. 1.9% 6/3/17	3,700,000	3,711,211
Multi-Utilities - 2.8%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,651,073
2.5336% 9/30/66 (e)	7,158,000	6,611,129
7.5% 6/30/66 (e)	145,000	157,144
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	7,200,000	7,180,092
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,284
5.25% 2/15/43	234,000	250,762
5.4% 7/15/14	1,060,000	1,065,969
5.95% 6/15/41	1,493,000	1,733,142
6.4% 3/15/18	59,000	68,174
Sempra Energy:
2.3% 4/1/17	2,024,000	2,080,759
2.875% 10/1/22	224,000	219,785
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	121,095
		21,237,408
TOTAL UTILITIES		58,371,106
TOTAL NONCONVERTIBLE BONDS (Cost $605,364,140)		628,104,360
U.S. Treasury Obligations - 3.2%

U.S. Treasury Bonds 3.625% 2/15/44 (Cost $23,754,666)	22,694,000	24,020,181
Municipal Securities - 4.5%
	Principal Amount	Value
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	$ 280,000	$ 422,218
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	56,309
7.3% 10/1/39	1,485,000	2,076,372
7.5% 4/1/34	1,165,000	1,653,007
7.55% 4/1/39	730,000	1,070,954
7.6% 11/1/40	5,750,000	8,529,205
7.625% 3/1/40	70,000	102,054
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,607,302
Series 2012 B, 5.432% 1/1/42	160,000	158,899
6.314% 1/1/44	2,740,000	3,034,714
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,406,002
5.877% 3/1/19	12,135,000	13,721,166
TOTAL MUNICIPAL SECURITIES (Cost $32,331,093)		33,838,202
Foreign Government and Government Agency Obligations - 1.2%

Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)	3,175,000	3,402,330
Brazilian Federative Republic 4.25% 1/7/25	885,000	902,700
Chilean Republic 3.25% 9/14/21	155,000	160,231
United Mexican States:
4.75% 3/8/44	4,516,000	4,606,320
5.55% 1/21/45	33,000	37,703
6.05% 1/11/40	116,000	140,360
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,305,801)		9,249,644
Fixed-Income Funds - 3.5%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,171,251)	240,467	25,951,188
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	$ 113,451
Money Market Funds - 3.5%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $25,897,192)	25,897,192	25,897,192
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $721,927,732)		747,174,218
NET OTHER ASSETS (LIABILITIES) - 0.0%		(266,013)
NET ASSETS - 100%		$ 746,908,205
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,447,061 or 11.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,514
Fidelity Specialized High Income Central Fund	1,333,799
Total	$ 1,359,313
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,263,135	$ 1,333,798	$ 14,977,411	$ 25,951,188	5.5%
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 628,104,360	$ -	$ 628,104,360	$ -
U.S. Government and Government Agency Obligations	24,020,181	-	24,020,181	-
Municipal Securities	33,838,202	-	33,838,202	-
Foreign Government and Government Agency Obligations	9,249,644	-	9,249,644	-
Fixed-Income Funds	25,951,188	25,951,188	-	-
Preferred Securities	113,451	-	113,451	-
Money Market Funds	25,897,192	25,897,192	-	-
Total Investments in Securities:	$ 747,174,218	$ 51,848,380	$ 695,325,838	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $721,382,068. Net unrealized appreciation aggregated $25,792,150, of which $28,437,409 related to appreciated investment securities and $2,645,259 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

May 31, 2014

1.804838.110

IBF-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.6%
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	$ 8,000	$ 8,084
1.45% 8/1/16 (b)	2,380	2,411
Volkswagen Group of America Finance LLC 2.125% 5/23/19 (b)	3,670	3,674
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	4,220	4,245
2.375% 3/22/17 (b)	3,940	4,067
		22,481
Household Durables - 0.2%
Toll Brothers Finance Corp. 4% 12/31/18	5,175	5,330
Media - 2.2%
Comcast Corp.:
4.95% 6/15/16	2,432	2,637
5.15% 3/1/20	4,685	5,389
5.7% 5/15/18	355	410
COX Communications, Inc. 5.5% 10/1/15	1,342	1,426
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,652
5.875% 10/1/19	287	335
Discovery Communications LLC:
3.25% 4/1/23	563	554
3.7% 6/1/15	5,906	6,100
5.05% 6/1/20	2,181	2,462
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,816
News America, Inc.:
5.3% 12/15/14	968	993
6.9% 3/1/19	5,426	6,577
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	4,847
6.75% 7/1/18	7,189	8,560
8.25% 4/1/19	2,550	3,246
Time Warner, Inc.:
3.15% 7/15/15	204	210
4.875% 3/15/20	5,060	5,697
5.875% 11/15/16	5,025	5,611
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 3,145	$ 3,349
6.125% 10/5/17	3,071	3,535
		74,406
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,400
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,317
		8,717
TOTAL CONSUMER DISCRETIONARY		110,934
CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	6,585	6,661
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,800	3,973
Heineken NV:
1.4% 10/1/17 (b)	2,092	2,091
2.75% 4/1/23 (b)	2,186	2,102
PepsiCo, Inc. 7.9% 11/1/18	5,580	6,987
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	3,580	3,607
2.45% 1/15/17 (b)	8,430	8,703
		34,124
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
2.25% 12/5/18	2,601	2,637
4.125% 5/15/21	4,367	4,732
Walgreen Co.:
1.8% 9/15/17	1,743	1,766
3.1% 9/15/22	2,519	2,486
		11,621
Food Products - 0.6%
Cargill, Inc.:
3.25% 11/15/21 (b)	4,000	4,087
6% 11/27/17 (b)	781	895
ConAgra Foods, Inc.:
1.9% 1/25/18	1,466	1,476
3.2% 1/25/23	1,704	1,663
General Mills, Inc. 5.2% 3/17/15	3,350	3,474
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc. 2.25% 6/5/17	$ 4,150	$ 4,269
William Wrigley Jr. Co. 2% 10/20/17 (b)	2,937	2,976
		18,840
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	4,100	3,953
9.7% 11/10/18	3,287	4,348
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,563
Reynolds American, Inc.:
1.05% 10/30/15	4,658	4,662
3.25% 11/1/22	2,145	2,072
6.75% 6/15/17	3,818	4,413
		27,011
TOTAL CONSUMER STAPLES		91,596
ENERGY - 5.6%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	3,136	3,168
DCP Midstream LLC 5.35% 3/15/20 (b)	4,118	4,514
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,958
Halliburton Co. 6.15% 9/15/19	2,601	3,119
Nabors Industries, Inc. 2.35% 9/15/16 (b)	1,770	1,811
National Oilwell Varco, Inc. 1.35% 12/1/17	4,120	4,119
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,782
Petrofac Ltd. 3.4% 10/10/18 (b)	4,400	4,577
		29,048
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	415
6.375% 9/15/17	3,957	4,569
Apache Corp. 1.75% 4/15/17	1,146	1,170
BG Energy Capital PLC 2.875% 10/15/16 (b)	4,300	4,483
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,924
Continental Resources, Inc. 3.8% 6/1/24 (b)	5,100	5,165
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,977
2.7% 4/1/19	324	328
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP: - continued
3.875% 3/15/23	$ 3,530	$ 3,572
Devon Energy Corp. 2.25% 12/15/18	3,355	3,394
Duke Energy Field Services 5.375% 10/15/15 (b)	1,581	1,659
El Paso Natural Gas Co. 5.95% 4/15/17	178	199
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,562
Enterprise Products Operating LP:
1.25% 8/13/15	3,123	3,148
4.05% 2/15/22	4,350	4,618
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	170	187
Kinder Morgan Energy Partners LP 2.65% 2/1/19	4,636	4,703
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,172
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	6,841	6,900
Nexen, Inc. 5.2% 3/10/15	1,177	1,219
Petro-Canada 6.05% 5/15/18	1,874	2,175
Petrobras Global Finance BV:
3.25% 3/17/17	4,220	4,313
4.375% 5/20/23	3,700	3,535
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	5,269	5,611
Petroleos Mexicanos:
3.125% 1/23/19 (b)	521	537
3.5% 1/30/23	3,205	3,117
4.875% 1/24/22	4,300	4,623
4.875% 1/18/24	1,175	1,251
4.875% 1/18/24 (b)	2,505	2,668
Phillips 66 Co. 2.95% 5/1/17	8,400	8,795
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,660
5.75% 1/15/20	6,268	7,322
Schlumberger Investment SA:
1.25% 8/1/17 (b)	6,000	5,986
3.65% 12/1/23	3,500	3,639
Southeast Supply Header LLC 4.85% 8/15/14 (b)	5,816	5,859
Spectra Energy Capital, LLC 5.65% 3/1/20	237	266
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,488
Texas Eastern Transmission LP 6% 9/15/17 (b)	5,603	6,280
Total Capital International SA 2.125% 1/10/19	8,195	8,367
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,886
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,586
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP: - continued
5.375% 6/1/21	$ 4,300	$ 4,860
Williams Partners LP 4.3% 3/4/24	4,990	5,178
		162,366
TOTAL ENERGY		191,414
FINANCIALS - 24.1%
Banks - 11.3%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	3,890	3,849
1.875% 10/6/17	4,100	4,169
Bank of America Corp.:
2% 1/11/18	3,000	3,020
2.6% 1/15/19	11,089	11,254
2.65% 4/1/19	7,598	7,709
3.875% 3/22/17	326	349
5.75% 12/1/17	6,840	7,746
5.875% 1/5/21	5,905	6,896
Bank of America NA:
1.25% 2/14/17	5,292	5,302
5.3% 3/15/17	1,267	1,396
Bank of Montreal 2.5% 1/11/17	4,210	4,373
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (b)	4,760	4,765
Barclays Bank PLC 2.5% 2/20/19	2,100	2,136
BB&T Corp. 3.95% 3/22/22	6,235	6,573
BNP Paribas 2.375% 9/14/17	6,400	6,573
BNP Paribas SA 2.45% 3/17/19	3,370	3,404
BPCE SA 1.625% 2/10/17	4,965	5,017
Capital One Bank NA 2.25% 2/13/19	6,545	6,598
CIT Group, Inc. 3.875% 2/19/19	7,345	7,428
Citigroup, Inc.:
1.3% 4/1/16	6,000	6,037
1.7% 7/25/16	1,000	1,013
1.75% 5/1/18	6,000	5,969
2.55% 4/8/19	11,680	11,798
6.125% 5/15/18	100	116
Comerica, Inc. 2.125% 5/23/19	2,052	2,058
Commonwealth Bank of Australia:
1.125% 3/13/17	5,000	5,001
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Commonwealth Bank of Australia: - continued
2.25% 3/13/19	$ 8,340	$ 8,446
Credit Suisse AG 6% 2/15/18	9,794	11,206
Discover Bank 2% 2/21/18	8,400	8,460
Fifth Third Bancorp:
2.3% 3/1/19	1,841	1,850
3.5% 3/15/22	4,300	4,425
4.5% 6/1/18	440	482
Fifth Third Bank 1.45% 2/28/18	4,000	3,981
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,949
HBOS PLC 6.75% 5/21/18 (b)	3,004	3,466
HSBC Bank PLC 1.5% 5/15/18 (b)	3,890	3,862
HSBC Holdings PLC:
4% 3/30/22	3,778	4,022
4.25% 3/14/24	1,794	1,846
5.1% 4/5/21	4,270	4,862
HSBC U.S.A., Inc.:
1.625% 1/16/18	3,579	3,592
2.375% 2/13/15	3,402	3,450
2.625% 9/24/18	1,804	1,869
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,464
Huntington National Bank 2.2% 4/1/19	4,985	4,992
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,856
JPMorgan Chase & Co.:
2.35% 1/28/19	16,470	16,659
4.5% 1/24/22	4,210	4,598
KeyBank NA 1.65% 2/1/18	2,625	2,631
KeyCorp.:
2.3% 12/13/18	5,120	5,192
5.1% 3/24/21	4,303	4,906
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,698
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (b)	7,500	7,500
Nordea Bank AB:
0.875% 5/13/16 (b)	5,850	5,861
2.375% 4/4/19 (b)	3,360	3,393
PNC Bank NA:
1.125% 1/27/17	8,215	8,256
2.2% 1/28/19	3,285	3,327
Rabobank Nederland New York Branch 2.25% 1/14/19	6,560	6,635
Regions Bank 7.5% 5/15/18	6,078	7,237
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp.:
2% 5/15/18	$ 3,910	$ 3,898
5.75% 6/15/15	31	33
7.75% 11/10/14	48	49
Royal Bank of Canada 1.5% 1/16/18	8,080	8,094
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	13,895	14,191
5.125% 5/28/24	5,130	5,127
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	6,150	6,250
2.45% 1/10/19	4,000	4,079
SunTrust Bank 2.75% 5/1/23	4,300	4,134
SunTrust Banks, Inc. 3.5% 1/20/17	9,273	9,827
The Toronto Dominion Bank 2.625% 9/10/18	5,842	6,047
Union Bank NA 2.125% 6/16/17	4,300	4,404
Wachovia Bank NA 6% 11/15/17	5,655	6,506
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,131
3% 1/22/21	6,034	6,153
Westpac Banking Corp. 2% 8/14/17	7,300	7,472
		387,917
Capital Markets - 2.5%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,807
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,087
2.625% 1/31/19	7,920	8,026
5.25% 7/27/21	5,000	5,615
5.95% 1/18/18	10,163	11,578
6.15% 4/1/18	3,044	3,500
Lazard Group LLC:
4.25% 11/14/20	1,723	1,806
6.85% 6/15/17	4,983	5,678
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,612
6.875% 4/25/18	5,859	6,933
Morgan Stanley:
2.125% 4/25/18	3,910	3,944
2.5% 1/24/19	9,985	10,139
5.45% 1/9/17	1,019	1,125
5.625% 9/23/19	933	1,073
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 4,378	$ 5,063
5.95% 12/28/17	2,475	2,822
6.625% 4/1/18	653	764
7.3% 5/13/19	3,668	4,480
State Street Corp. 3.1% 5/15/23	4,200	4,096
		86,148
Consumer Finance - 1.7%
American Express Credit Corp. 2.125% 3/18/19	5,000	5,042
American Honda Finance Corp. 1.5% 9/11/17 (b)	4,100	4,129
Capital One Financial Corp.:
2.45% 4/24/19	2,760	2,786
3.15% 7/15/16	4,360	4,561
Discover Financial Services:
3.85% 11/21/22	196	199
5.2% 4/27/22	710	786
6.45% 6/12/17	2,977	3,396
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,000	4,060
4.25% 9/20/22	4,080	4,328
General Electric Capital Corp.:
1.6% 11/20/17	11,000	11,091
2.9% 1/9/17	4,220	4,424
6.375% 11/15/67 (e)	5,670	6,323
Hyundai Capital America:
2.125% 10/2/17 (b)	1,463	1,486
2.55% 2/6/19 (b)	2,513	2,545
2.875% 8/9/18 (b)	1,665	1,721
		56,877
Diversified Financial Services - 1.2%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	1,596	1,615
BP Capital Markets PLC:
3.2% 3/11/16	4,270	4,474
3.245% 5/6/22	4,160	4,210
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	9,018
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	2,383	2,447
JPMorgan Chase Bank 6% 10/1/17	12,071	13,756
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	1,271	1,278
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,147	$ 1,212
5.15% 3/15/20	1,709	1,930
		39,940
Insurance - 2.8%
AIA Group Ltd. 2.25% 3/11/19 (b)	743	744
American International Group, Inc. 4.875% 6/1/22	4,038	4,514
Aon Corp.:
3.5% 9/30/15	6,239	6,470
5% 9/30/20	4,000	4,514
Aon PLC 4% 11/27/23	3,380	3,525
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	633
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,083
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	1,929	1,997
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,149
5.375% 3/15/17	149	165
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	4,280	4,739
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,652
4.8% 7/15/21	2,565	2,859
MetLife, Inc. 4.368% 9/15/23	4,700	5,071
Metropolitan Life Global Funding I:
1.5% 1/10/18 (b)	9,444	9,405
2.3% 4/10/19 (b)	8,370	8,478
Pacific LifeCorp 6% 2/10/20 (b)	2,213	2,543
Prudential Financial, Inc.:
3.5% 5/15/24	3,345	3,355
4.5% 11/15/20	4,820	5,346
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,640	7,117
Unum Group:
4% 3/15/24	3,330	3,441
5.625% 9/15/20	5,021	5,805
7.125% 9/30/16	4,802	5,476
		97,081
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,262	1,341
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
3.625% 10/1/20	$ 1,583	$ 1,667
4.2% 12/15/23	6,745	7,142
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,035
Camden Property Trust 4.25% 1/15/24	2,807	2,948
Developers Diversified Realty Corp.:
4.625% 7/15/22	1,318	1,417
4.75% 4/15/18	1,990	2,175
7.5% 4/1/17	2,748	3,184
Duke Realty LP:
3.625% 4/15/23	1,976	1,961
3.875% 10/15/22	3,009	3,062
6.75% 3/15/20	291	348
8.25% 8/15/19	57	72
Equity One, Inc.:
3.75% 11/15/22	8,200	8,151
6% 9/15/17	3,451	3,874
6.25% 1/15/17	545	606
Federal Realty Investment Trust:
5.9% 4/1/20	42	50
6.2% 1/15/17	685	772
HCP, Inc. 4.25% 11/15/23	5,100	5,324
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,677
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,582
6.25% 6/15/17	1,361	1,466
6.65% 1/15/18	792	868
Kimco Realty Corp. 3.2% 5/1/21	5,040	5,075
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,202
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (b)	1,104	1,110
Simon Property Group LP:
2.15% 9/15/17	6,685	6,884
2.2% 2/1/19	3,118	3,158
2.8% 1/30/17	972	1,016
		72,167
Real Estate Management & Development - 2.5%
BioMed Realty LP:
3.85% 4/15/16	8,587	9,034
6.125% 4/15/20	1,521	1,764
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 4,106	$ 4,146
5.7% 5/1/17	2,338	2,587
Corporate Office Properties LP 3.7% 6/15/21	2,256	2,264
ERP Operating LP:
4.625% 12/15/21	3,194	3,528
4.75% 7/15/20	2,996	3,355
5.375% 8/1/16	1,323	1,451
5.75% 6/15/17	5,803	6,572
Essex Portfolio LP:
3.875% 5/1/24 (b)	2,403	2,452
5.5% 3/15/17 (b)	508	565
Liberty Property LP:
4.125% 6/15/22	1,971	2,053
4.75% 10/1/20	7,111	7,769
5.125% 3/2/15	1,250	1,291
5.5% 12/15/16	1,941	2,129
6.625% 10/1/17	2,744	3,153
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,932
4.5% 4/18/22	1,234	1,248
7.75% 8/15/19	539	645
Mid-America Apartments LP 4.3% 10/15/23	696	724
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,637
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	1,411	1,465
5.7% 4/15/17 (b)	2,195	2,379
Regency Centers LP:
3.75% 6/15/24	2,349	2,366
5.25% 8/1/15	3,106	3,268
5.875% 6/15/17	1,727	1,948
Tanger Properties LP:
6.125% 6/1/20	4,208	4,962
6.15% 11/15/15	4,191	4,518
Ventas Realty LP 1.25% 4/17/17	1,643	1,644
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,623
		87,472
TOTAL FINANCIALS		827,602
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 1.9%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	$ 3,264	$ 3,689
Celgene Corp. 2.45% 10/15/15	472	482
		4,171
Health Care Providers & Services - 1.3%
Aetna, Inc. 2.75% 11/15/22	2,041	1,972
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,177
6.3% 8/15/14	3,995	4,042
Express Scripts, Inc. 3.125% 5/15/16	3,905	4,081
McKesson Corp. 2.284% 3/15/19	3,330	3,352
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,419
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	845
2.75% 2/15/23	684	666
3.875% 10/15/20	5,296	5,703
WellPoint, Inc.:
1.875% 1/15/18	2,129	2,130
3.125% 5/15/22	4,290	4,299
4.35% 8/15/20	5,502	6,010
		43,696
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	947	950
4.15% 2/1/24	918	966
		1,916
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	6,991	7,050
2.9% 11/6/22	4,110	4,042
Mylan, Inc. 1.35% 11/29/16	1,108	1,114
Perrigo Co. PLC 1.3% 11/8/16 (b)	911	911
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,373	1,388
Zoetis, Inc.:
1.875% 2/1/18	637	639
3.25% 2/1/23	1,553	1,534
		16,678
TOTAL HEALTH CARE		66,461
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	$ 440	$ 440
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	1,629	1,763
6.795% 2/2/20	72	77
6.9% 7/2/19	634	687
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,490	1,602
8.36% 1/20/19	1,160	1,311
		5,440
Industrial Conglomerates - 0.7%
Covidien International Finance SA:
3.2% 6/15/22	4,391	4,437
6% 10/15/17	3,234	3,716
General Electric Co.:
2.7% 10/9/22	3,340	3,288
3.375% 3/11/24	5,802	5,904
Roper Industries, Inc. 2.05% 10/1/18	5,730	5,754
		23,099
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	8,200	8,006
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC:
3.45% 9/15/21	4,262	4,437
3.75% 4/1/24	3,340	3,457
		7,894
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.875% 4/1/21	3,200	3,256
TOTAL INDUSTRIALS		48,135
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.125% 3/1/19	6,640	6,702
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	2,168	2,184
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
2.375% 12/17/18	$ 685	$ 690
6.55% 10/1/17	2,606	3,025
		5,899
IT Services - 0.5%
MasterCard, Inc. 3.375% 4/1/24	4,969	5,049
Xerox Corp. 4.25% 2/15/15	14,142	14,511
		19,560
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,468
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1% 5/3/18	11,730	11,535
2.85% 5/6/21	5,040	5,104
		16,639
TOTAL INFORMATION TECHNOLOGY		56,268
MATERIALS - 1.5%
Chemicals - 0.5%
Ecolab, Inc. 1.45% 12/8/17	2,207	2,209
Sherwin-Williams Co. 1.35% 12/15/17	4,110	4,126
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,337
The Mosaic Co. 4.25% 11/15/23	5,095	5,374
		16,046
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,638
Metals & Mining - 0.9%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	3,440	3,492
9.375% 4/8/19 (b)	3,822	4,921
Barrick Gold Corp. 4.1% 5/1/23	3,425	3,334
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	4,300	4,436
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	5,260	5,183
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	$ 6,630	$ 6,707
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,371
		31,444
TOTAL MATERIALS		50,128
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T, Inc. 1.4% 12/1/17	4,110	4,098
British Telecommunications PLC:
1.625% 6/28/16	2,146	2,176
2.35% 2/14/19	1,992	2,010
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,207
Deutsche Telekom International Financial BV 3.125% 4/11/16 (b)	6,407	6,675
Telefonica Emisiones S.A.U. 3.729% 4/27/15	8,664	8,893
Verizon Communications, Inc.:
1.1% 11/1/17	4,120	4,084
2% 11/1/16	8,797	8,996
3% 4/1/16	4,379	4,560
5.15% 9/15/23	4,000	4,498
		50,197
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16	4,330	4,460
3.125% 7/16/22	2,818	2,780
3.625% 3/30/15	5,062	5,175
Rogers Communications, Inc. 4.1% 10/1/23	3,500	3,653
Vodafone Group PLC 1.5% 2/19/18	4,000	3,990
		20,058
TOTAL TELECOMMUNICATION SERVICES		70,255
UTILITIES - 3.8%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	3,867	4,414
Commonwealth Edison Co. 4% 8/1/20	4,400	4,777
Duke Capital LLC 5.668% 8/15/14	2,661	2,688
Duke Energy Corp. 3.75% 4/15/24	3,330	3,440
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	$ 369	$ 436
Edison International 3.75% 9/15/17	2,938	3,144
Exelon Corp. 4.9% 6/15/15	3,038	3,165
FirstEnergy Corp. 4.25% 3/15/23	4,000	3,956
FirstEnergy Solutions Corp. 6.05% 8/15/21	4,294	4,754
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,345
3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	8,008
6.5% 8/1/18	2,033	2,419
Northeast Utilities:
1.45% 5/1/18	1,030	1,015
2.8% 5/1/23	4,679	4,498
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	685
3.25% 6/15/23	3,750	3,755
Pennsylvania Electric Co. 6.05% 9/1/17	844	930
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,184
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,564
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,452
Tampa Electric Co. 5.4% 5/15/21	1,635	1,888
Virginia Electric & Power Co. 3.45% 2/15/24	4,960	5,074
Wisconsin Electric Power Co. 2.95% 9/15/21	768	788
		76,399
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,419
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,039	1,081
Multi-Utilities - 1.5%
Ameren Illinois Co. 6.125% 11/15/17	455	527
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,149
Dominion Resources, Inc.:
2.5336% 9/30/66 (e)	4,542	4,195
7.5% 6/30/66 (e)	4,221	4,575
MidAmerican Energy Holdings, Co. 2% 11/15/18	3,752	3,770
National Grid PLC 6.3% 8/1/16	1,843	2,047
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
3.85% 2/15/23	$ 4,300	$ 4,405
5.25% 9/15/17	2,656	2,964
5.4% 7/15/14	1,743	1,753
5.45% 9/15/20	313	357
6.4% 3/15/18	1,717	1,984
PG&E Corp. 2.4% 3/1/19	489	495
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,756
Sempra Energy:
2.3% 4/1/17	9,715	9,987
2.875% 10/1/22	1,677	1,645
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	3,383	3,501
		52,110
TOTAL UTILITIES		131,009
TOTAL NONCONVERTIBLE BONDS (Cost $1,555,770)		1,643,802
U.S. Government and Government Agency Obligations - 32.3%

U.S. Government Agency Obligations - 2.8%
Fannie Mae:
1.875% 9/18/18	30,174	30,756
1.875% 2/19/19	12,443	12,629
Federal Home Loan Bank 0.875% 5/24/17	18,920	18,939
Freddie Mac:
0.75% 1/12/18	6,976	6,879
1% 9/29/17	28,881	28,897
1.25% 5/12/17	612	620
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		98,720
U.S. Treasury Obligations - 29.5%
U.S. Treasury Notes:
0.75% 6/30/17	203,900	203,331
0.875% 4/30/17 (d)	89,450	89,723
0.875% 5/15/17	891	894
0.875% 1/31/18	22,749	22,571
1% 3/31/17	27,851	28,060
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 5/31/18	$ 45,352	$ 44,966
1.375% 2/28/19	126,200	125,608
1.5% 12/31/18	21,300	21,378
1.5% 1/31/19	18,618	18,663
1.5% 5/31/19	150,680	150,397
1.625% 4/30/19	179,918	180,818
2.25% 3/31/21	125,464	127,268
TOTAL U.S. TREASURY OBLIGATIONS		1,013,677
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,107,808)		1,112,397
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 1.3%
1.85% 10/1/33 (e)	176	183
1.885% 2/1/33 (e)	125	130
1.91% 12/1/34 (e)	142	148
1.91% 3/1/35 (e)	108	113
1.93% 10/1/33 (e)	60	62
1.94% 7/1/35 (e)	52	54
2.05% 3/1/35 (e)	22	23
2.056% 10/1/35 (e)	102	107
2.23% 7/1/34 (e)	80	84
2.303% 6/1/36 (e)	136	144
2.332% 3/1/35 (e)	80	84
2.363% 12/1/33 (e)	3,810	4,025
2.371% 7/1/35 (e)	458	484
2.387% 7/1/35 (e)	238	253
2.421% 10/1/33 (e)	168	178
2.421% 11/1/36 (e)	901	959
2.511% 4/1/35 (e)	2,244	2,400
2.536% 6/1/42 (e)	579	597
2.582% 5/1/35 (e)	318	340
2.639% 9/1/36 (e)	1,451	1,549
2.643% 7/1/37 (e)	204	218
2.949% 11/1/40 (e)	354	371
2.982% 9/1/41 (e)	422	442
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.083% 10/1/41 (e)	$ 198	$ 208
3.205% 1/1/40 (e)	1,540	1,623
3.229% 7/1/41 (e)	650	685
3.348% 10/1/41 (e)	362	381
3.482% 3/1/40 (e)	1,044	1,093
3.5% 1/1/26	2,301	2,441
3.543% 7/1/41 (e)	659	697
3.602% 3/1/40 (e)	1,490	1,591
3.606% 12/1/39 (e)	396	420
5.5% 9/1/17 to 6/1/36	15,075	16,552
6.5% 7/1/14 to 8/1/36	4,567	5,275
7% 7/1/25 to 2/1/32	16	19
7.5% 11/1/22 to 8/1/29	219	254
TOTAL FANNIE MAE		44,187
Freddie Mac - 1.2%
2% 3/1/36 (e)	255	267
2.03% 4/1/35 (e)	1,395	1,462
2.373% 1/1/35 (e)	64	67
2.785% 11/1/35 (e)	476	508
2.823% 3/1/33 (e)	15	16
3% 8/1/21	4,570	4,770
3.065% 10/1/35 (e)	182	195
3.234% 4/1/41 (e)	401	422
3.241% 9/1/41 (e)	386	406
3.282% 6/1/41 (e)	515	542
3.465% 5/1/41 (e)	433	458
3.5% 1/1/26	2,146	2,270
3.555% 4/1/40 (e)	1,124	1,194
3.587% 2/1/40 (e)	1,874	1,991
3.613% 4/1/40 (e)	874	933
3.622% 6/1/41 (e)	684	725
3.693% 5/1/41 (e)	606	642
4.5% 8/1/18	2,757	2,927
5% 3/1/19	3,824	4,052
5.5% 3/1/34 to 7/1/35	14,441	16,181
7.5% 8/1/14 to 1/1/33	54	65
TOTAL FREDDIE MAC		40,093
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	$ 2,606	$ 3,090
7.5% 3/15/28	4	5
8% 7/15/17 to 5/15/22	327	351
TOTAL GINNIE MAE		3,446
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $85,012)		87,726
Asset-Backed Securities - 3.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (e)	299	263
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (e)	250	231
Ally Master Owner Trust:
Series 2012-3 Class A2, 1.21% 6/15/17	11,354	11,435
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,022
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,523
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	6,251	6,269
AmeriCredit Auto Receivables Trust Series 2013-5 Class A3, 0.9% 9/10/18	4,923	4,940
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (e)	26	24
Series 2004-R2 Class M3, 0.9773% 4/25/34 (e)	40	27
Series 2005-R2 Class M1, 0.6% 4/25/35 (e)	346	343
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (e)	22	20
Series 2004-W11 Class M2, 1.2% 11/25/34 (e)	253	229
Series 2004-W7 Class M1, 0.9773% 5/25/34 (e)	968	891
Series 2006-W4 Class A2C, 0.31% 5/25/36 (e)	541	191
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.975% 4/25/34 (e)	876	813
Series 2006-HE2 Class M1, 0.5223% 3/25/36 (e)	21	0*
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2793% 2/25/35 (e)	1,837	1,511
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	9,503	9,520
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (e)	812	498
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (b)	$ 2,346	$ 2,355
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6073% 4/25/34 (e)	37	27
Series 2004-4 Class M2, 0.9473% 6/25/34 (e)	143	141
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (e)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (e)	208	168
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,879
Series 2012-5 Class A, 1.49% 9/15/19	8,350	8,372
Series 2013-1 Class A1, 0.85% 1/15/18	8,690	8,727
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.885% 1/25/35 (e)	427	354
Class M4, 1.17% 1/25/35 (e)	157	88
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (b)(e)	1,183	1,009
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (b)(e)	25	24
Series 2006-2A:
Class A, 0.3311% 11/15/34 (b)(e)	881	828
Class B, 0.4311% 11/15/34 (b)(e)	319	293
Class C, 0.5311% 11/15/34 (b)(e)	528	462
Class D, 0.9011% 11/15/34 (b)(e)	201	172
GE Capital Credit Card Master Note Trust Series 2012-5 Class A, 0.95% 6/15/18	8,510	8,542
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	240	18
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7% 9/25/46 (b)(e)	259	260
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (e)	234	223
Series 2003-3 Class M1, 1.44% 8/25/33 (e)	232	218
Series 2003-5 Class A2, 0.85% 12/25/33 (e)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (e)	766	415
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3, 0.66% 6/15/16 (b)	7,680	7,691
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.45% 7/25/36 (e)	151	10
Series 2007-CH1 Class AV4, 0.2823% 11/25/36 (e)	587	579
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (e)	127	126
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (e)	$ 2,280	$ 370
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (e)	213	2
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	10,650	10,691
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (e)	97	83
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (e)	347	298
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (e)	379	348
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (e)	1,271	1,204
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (e)	26	25
Series 2004-HE7 Class B3, 5.4% 8/25/34 (e)	186	14
Series 2005-NC1 Class M1, 0.81% 1/25/35 (e)	180	166
Series 2005-NC2 Class B1, 1.905% 3/25/35 (e)	110	7
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (e)	642	536
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (e)	240	216
Class M4, 1.6% 9/25/34 (e)	308	196
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (e)	665	544
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (e)	2	2
Santander Drive Auto Receivables Trust Series 2013-4 Class B, 2.16% 1/15/20	1,940	1,981
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (e)	441	389
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (e)	438	392
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (e)	36	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (e)	168	157
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (b)(e)	1,820	500
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	$ 4,957	$ 4,960
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (b)(e)	806	802
TOTAL ASSET-BACKED SECURITIES (Cost $115,546)		121,669
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 0.8%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4038% 8/28/47 (b)(e)	134	133
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2493% 12/20/54 (e)	151	148
Series 2006-1A:
Class A5, 0.2893% 12/20/54 (b)(e)	5,824	5,772
Class C2, 1.3493% 12/20/54 (b)(e)	3,085	3,025
Series 2006-2 Class C1, 1.0893% 12/20/54 (e)	2,445	2,375
Series 2006-3 Class C2, 1.1493% 12/20/54 (e)	506	493
Series 2006-4:
Class B1, 0.3293% 12/20/54 (e)	2,386	2,307
Class C1, 0.9093% 12/20/54 (e)	1,459	1,399
Class M1, 0.4893% 12/20/54 (e)	629	604
Series 2007-1:
Class 1C1, 0.7493% 12/20/54 (e)	1,115	1,058
Class 1M1, 0.4493% 12/20/54 (e)	754	726
Class 2C1, 1.0093% 12/20/54 (e)	506	489
Class 2M1, 0.6493% 12/20/54 (e)	969	932
Series 2007-2 Class 2C1, 1.011% 12/17/54 (e)	1,341	1,295
Granite Mortgages Series 2003-2 Class 1A3, 0.7279% 7/20/43 (e)	1,135	1,135
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6779% 1/20/44 (e)	194	200
Series 2004-1 Class 2A1, 0.5549% 3/20/44 (e)	5,199	5,184
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (e)	240	197
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (e)	493	452
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (b)(e)	343	316
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0004% 7/10/35 (b)(e)	$ 95	$ 88
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (e)	13	12
TOTAL PRIVATE SPONSOR		28,340
U.S. Government Agency - 1.9%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	3,987	4,250
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	69	73
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	52	53
Series 2010-123 Class DL, 3.5% 11/25/25	1,219	1,265
Series 2010-143 Class B, 3.5% 12/25/25	2,001	2,089
Series 2013-16 Class GP, 3% 3/25/33	19,471	20,143
Series 2013-40 Class PV, 2% 1/25/26	5,791	5,899
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	218	227
Series 2363 Class PF, 6% 9/15/16	259	270
Series 2425 Class JH, 6% 3/15/17	276	290
Series 3820 Class DA, 4% 11/15/35	2,665	2,861
Series 4176 Class BA, 3% 2/15/33	3,762	3,890
Series 3777 Class AC, 3.5% 12/15/25	5,299	5,623
Series 3949 Class MK, 4.5% 10/15/34	2,195	2,370
Series 4181 Class LA, 3% 3/15/37	5,315	5,476
Series 4221-CLS Class GA, 1.4% 7/15/23	9,756	9,765
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	833	845
TOTAL U.S. GOVERNMENT AGENCY		65,389
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,752)		93,729
Commercial Mortgage Securities - 7.3%
	Principal Amount (000s)	Value (000s)
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	$ 4,640	$ 4,842
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5489% 2/14/43 (e)(g)	410	10
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.901% 5/10/45 (e)	431	440
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,475
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	5,879	6,408
Series 2006-6 Class E, 5.619% 10/10/45 (b)	697	77
Series 2007-3 Class A3, 5.7155% 6/10/49 (e)	1,916	1,915
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3011% 8/15/29 (b)(e)	7,110	7,117
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (b)(e)	30	27
Series 2005-4A:
Class A2, 0.54% 1/25/36 (b)(e)	426	387
Class B1, 1.55% 1/25/36 (b)(e)	56	11
Class M1, 0.6% 1/25/36 (b)(e)	138	76
Class M2, 0.62% 1/25/36 (b)(e)	65	34
Class M3, 0.65% 1/25/36 (b)(e)	60	31
Class M4, 0.76% 1/25/36 (b)(e)	53	26
Class M5, 0.8% 1/25/36 (b)(e)	53	18
Class M6, 0.85% 1/25/36 (b)(e)	56	16
Series 2006-3A Class M4, 0.58% 10/25/36 (b)(e)	44	5
Series 2007-1 Class A2, 0.42% 3/25/37 (b)(e)	349	244
Series 2007-2A:
Class A1, 0.42% 7/25/37 (b)(e)	354	293
Class A2, 0.47% 7/25/37 (b)(e)	331	242
Class M1, 0.52% 7/25/37 (b)(e)	154	50
Class M2, 0.56% 7/25/37 (b)(e)	84	14
Class M3, 0.64% 7/25/37 (b)(e)	85	9
Class M4, 0.8% 7/25/37 (b)(e)	43	1
Series 2007-3:
Class A2, 0.44% 7/25/37 (b)(e)	265	191
Class M1, 0.46% 7/25/37 (b)(e)	90	58
Class M2, 0.49% 7/25/37 (b)(e)	96	55
Class M3, 0.52% 7/25/37 (b)(e)	151	65
Class M4, 0.65% 7/25/37 (b)(e)	180	44
Class M5, 0.75% 7/25/37 (b)(e)	124	28
Class M6, 0.95% 7/25/37 (b)(e)	11	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (b)(e)	$ 183	$ 20
Class M2, 1.2043% 9/25/37 (b)(e)	183	9
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(e)(g)	3,917	202
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (b)(e)	108	108
Class J, 0.8511% 3/15/22 (b)(e)	349	339
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	5,455	5,914
Series 2006-T22 Class A1A, 5.761% 4/12/38 (e)	5,761	6,178
Series 2006-PW12 Class A1A, 5.891% 9/11/38 (e)	4,762	5,150
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (b)(e)(g)	61,254	355
Series 2007-T28 Class X2, 0.304% 9/11/42 (b)(e)(g)	37,606	97
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (b)(e)	219	211
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	6,080	6,751
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (b)(e)(g)	2,559	25
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	2,455	2,450
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	974	993
Series 2006-CD2 Class A1B, 5.4876% 1/15/46 (e)	9,116	9,640
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,348	1,289
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,768
Series 2014-UBS3 Class A2, 2.844% 6/10/47 (c)	6,830	7,037
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (b)(e)	57	57
Series 2006-FL12 Class AJ, 0.2811% 12/15/20 (b)(e)	393	391
sequential payer:
Series 2006-C7 Class A1A, 5.9336% 6/10/46 (e)	4,942	5,342
Series 2006-C8 Class A4, 5.306% 12/10/46	5,130	5,559
Series 2004-LB4A Class A5, 4.84% 10/15/37	13,338	13,416
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	$ 2,414	$ 2,653
Series 2007-C3 Class A4, 5.8658% 6/15/39 (e)	464	505
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (b)(e)	4,306	4,210
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (e)(g)	71	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(e)(g)	5	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.4711% 2/15/22 (b)(e)	26	25
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,845	261
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.951% 12/5/31 (b)(e)	3,180	3,180
Class A2FL, 0.851% 12/5/31 (b)(e)	4,180	4,177
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,960
Series 2001-1 Class X1, 1.3938% 5/15/33 (b)(e)(g)	176	4
Series 2006-C1 Class A1A, 5.4566% 3/10/44 (e)	3,299	3,509
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	7,125	7,800
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (b)(e)(g)	17,061	17
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.556% 4/10/38 (e)	2,968	3,153
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (b)	1,030	1,047
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,143	2,328
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	1,680	1,691
Series 2012-GC6 Class A1, 1.282% 1/10/45	791	795
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	750	766
Class DFX, 4.4065% 11/5/30 (b)	5,778	5,998
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (b)(e)	90	89
Class F, 0.4811% 11/15/18 (b)(e)	201	198
Class G, 0.5111% 11/15/18 (b)(e)	174	169
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Class H, 0.6511% 11/15/18 (b)(e)	$ 134	$ 130
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	58	58
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	2,942	3,192
Series 2007-LD11:
Class A2, 5.9741% 6/15/49 (e)	640	640
Class A4, 5.9891% 6/15/49 (e)	139	153
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,151	3,453
Series 2006-LDP7 Class A1A, 6.0252% 4/15/45 (e)	6,979	7,579
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	4,302	4,377
Series 2006-C7 Class A2, 5.3% 11/15/38	623	644
Series 2007-C1 Class A4, 5.424% 2/15/40	155	170
Series 2007-C2 Class A3, 5.43% 2/15/40	479	526
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,017	2,281
Class XCP, 0.4192% 9/15/45 (e)(g)	68,016	111
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (b)(e)	45	45
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4573% 11/12/37 (e)	1,608	1,689
Series 2005-LC1 Class F, 5.6008% 1/12/44 (b)(e)	1,050	937
Series 2006-C2 Class A1A, 5.739% 8/12/43 (e)	5,064	5,522
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (e)	60	60
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	455	467
Series 2007-5 Class A4, 5.378% 8/12/48	47	51
Series 2007-9 Class A4, 5.7% 9/12/49	315	351
Series 2006-4 Class XP, 0.8119% 12/12/49 (e)(g)	15,718	54
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,207	398
Series 2007-7 Class B, 5.9126% 6/12/50 (e)	105	4
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.352% 7/15/19 (b)(e)	161	100
Series 2007-XLFA:
Class A2, 0.252% 10/15/20 (b)(e)	1,362	1,360
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.312% 10/15/20 (b)(e)	$ 693	$ 688
Class D, 0.342% 10/15/20 (b)(e)	300	295
Class E, 0.402% 10/15/20 (b)(e)	376	368
Class F, 0.452% 10/15/20 (b)(e)	225	219
Class G, 0.492% 10/15/20 (b)(e)	279	269
Class H, 0.582% 10/15/20 (b)(e)	176	161
Class J, 0.732% 10/15/20 (b)(e)	101	52
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	3,453	3,727
Series 2006-IQ11 Class A1A, 5.8168% 10/15/42 (e)	5,974	6,406
Series 2006-T23 Class A3, 5.9816% 8/12/41 (e)	551	556
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	463	490
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	170	64
SCG Trust Series 2013-SRP1 Class A, 1.5522% 11/15/26 (b)(e)	3,591	3,602
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,537
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (b)(e)	471	462
Class J, 0.7511% 9/15/21 (b)(e)	178	171
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (b)(e)	2,422	2,235
Class LXR1, 0.8511% 6/15/20 (b)(e)	148	145
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,825	3,096
Series 2007-C30 Class A5, 5.342% 12/15/43	1,291	1,411
Series 2007-C32 Class A3, 5.9341% 6/15/49 (e)	2,049	2,261
Series 2007-C33 Class A5, 6.1321% 2/15/51 (e)	799	894
Series 2005-C22 Class F, 5.5471% 12/15/44 (b)(e)	2,013	443
Series 2006-C23 Class A1A, 5.422% 1/15/45 (e)	6,063	6,447
Series 2006-C24 Class A1A, 5.557% 3/15/45 (e)	3,605	3,859
Series 2006-C25 Class A1A, 5.9028% 5/15/43 (e)	4,641	5,027
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	3,864	4,181
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	3,096	3,372
Series 2007-C31 Class C, 5.8591% 4/15/47 (e)	332	319
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 520	$ 521
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,673
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $241,169)		252,348
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $11,917)	10,620	12,008
Foreign Government and Government Agency Obligations - 1.1%

Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (b)	3,268	3,502
Brazilian Federative Republic 4.875% 1/22/21	3,820	4,202
New Brunswick Province 2.75% 6/15/18	8,700	9,125
Ontario Province 1% 7/22/16	21,735	21,938
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,806)		38,767
Fixed-Income Funds - 1.2%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $37,385)	374,303	40,395
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.10% (a) (Cost $112,572)	112,572,127	112,572
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $3,385,737)		3,515,413
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(76,241)
NET ASSETS - 100%		$ 3,439,172
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value(1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 387	$ (294)	$ 0	$ (294)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,945,000 or 8.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $739,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Specialized High Income Central Fund	1,561
Total	$ 1,587
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 37,273	$ 1,561	$ -	$ 40,395	8.6%
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,643,802	$ -	$ 1,643,802	$ -
U.S. Government and Government Agency Obligations	1,112,397	-	1,112,397	-
U.S. Government Agency - Mortgage Securities	87,726	-	87,726	-
Asset-Backed Securities	121,669	-	120,073	1,596
Collateralized Mortgage Obligations	93,729	-	93,325	404
Commercial Mortgage Securities	252,348	-	252,284	64
Municipal Securities	12,008	-	12,008	-
Foreign Government and Government Agency Obligations	38,767	-	38,767	-
Fixed-Income Funds	40,395	40,395	-	-
Money Market Funds	112,572	112,572	-	-
Total Investments in Securities:	$ 3,515,413	$ 152,967	$ 3,360,382	$ 2,064
Derivative Instruments:
Liabilities
Swaps	$ (294)	$ -	$ (294)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $3,420,998,000. Net unrealized appreciation aggregated $94,415,000, of which $106,106,000 related to appreciated investment securities and $11,691,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014